As filed with the Securities and Exchange
               Commission on August 28, 1997

                                          File Nos. 33-34001
                                                    811-6068

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C. 20549

                         FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                Pre-Effective Amendment No.

              Post-Effective Amendment No. 13              X

                          and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                          OF l940
                     Amendment No. 13                      X


             ACM INSTITUTIONAL RESERVES, INC.
    (Exact Name of Registrant as Specified in Charter)

  1345 Avenue of the Americas, New York, New York  10105
  (Address of Principal Executive Office)     (Zip Code)

         Registrant's Telephone Number, including
                 Area Code:(800) 221-5672


                   EDMUND P. BERGAN, JR.
             Alliance Capital Management L.P.
                1345 Avenue of the Americas
                 New York, New York l0105
          (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)
      X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
          60 days after filing pursuant to paragraph (a)
          on (date) pursuant to paragraph (a)
          on 75 days after filing pursuant to paragraph (a)
          (ii)
          on (date) pursuant to paragraph (a) (ii) of Rule
          485

    If appropriate, check the following box:
    / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of shares of common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 notice for its fiscal year ended April 30, 1997 was filed on June 25, 1997.

                   CROSS REFERENCE SHEET
               (as required by Rule 404(c))

N-1A Item No.                     Location in Prospectuses

PART A

Item 1.    Cover Page..................Cover Page

Item 2.    Synopsis....................Expense Information

Item 3.    Financial Highlights........Financial Highlights

Item 4.    General Description of
           Registrant..................Investment Objectives
                                       and Policies

Item 5.    Management of the Fund......Additional
                                       Information

Item 6.    Capital Stock and Other
           Securities..................Additional
                                       Information

Item 7.    Purchase of Securities
           Being Offered...............Purchase and
                                       Redemption of Shares;
                                       Additional
                                       Information

Item 8.    Redemption or Repurchase....Purchase and
                                       Redemption of Shares

Item 9.    Pending Legal Proceedings...Not Applicable


PART B                            Location in Statements
                                  Of Additional Information

Item 10.   Cover Page..................Cover Page

Item 11.   Table of Contents...........Cover Page

Item 12.   General Information and
           History.....................Management; General
                                       Information

Item 13.   Investment Objectives
           and Policies................Investment Objectives
                                       and Policies;
                                       Investment
                                       Restrictions

Item 14.   Management of the Fund......Management

Item 15.   Control Persons and
           Principal Holders of
           Securities..................Not Applicable

Item 16.   Investment Advisory and
           Other Services..............Management

Item 17.   Brokerage Allocation........General Information

Item 18.   Capital Stock and Other
           Securities..................General Information;
                                       Daily Dividends -
                                       Determination of Net
                                       Asset Value

Item 19.   Purchase, Redemption and
           Pricing of Securities Being
           Offered.....................Purchase and
                                       Redemption of Shares;
                                       Daily Dividends-
                                       Determination of Net
                                       Asset Value

Item 20.   Tax Status..................Taxes

Item 21.   Underwriters................General Information

Item 22.   Calculation of Performance
           Data........................General Information

Item 23.   Financial Statements........Financial Statements;
                                       Report of Independent
                                       Accountants

                              SHAREHOLDER SERVICES

 Shareholder representatives are available to answer your questions about the status of your account or other Fund matters. Call toll-free (800) 237-5822 or write the Fund, P.O. Box 1520, Secaucus, New Jersey 07096-1520.

 YIELDS. For current recorded yield information on the Fund, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:
 [_]1 [_]# [_]1 [_]# [_]1 [_]6 [_]#
 for the Prime Portfolio,
 [_]1 [_]# [_]1 [_]# [_]2  [_]7 [_]#
 for the Government Portfolio and
 [_]1 [_]# [_]1 [_]# [_]3[_]8 [_]#
 for the Tax-Free Portfolio.

 ACM Institutional Reserves, Inc. (the "Fund") is an open-end investment compa-ny. The Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio (singularly a "Portfolio" and collectively "Portfolios"), each of which is di-versified, are offered by this prospectus. The Fund's investment objectives are--in the following order of priority--safety of principal, excellent liquid-ity and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from Federal income taxes) to the extent consistent with the first two objectives.

 The Fund offers institutional and corporate investors a convenient and econom-ical way to invest in managed portfolios.

 This prospectus sets forth the information about the Prime, Government and Tax-Free Portfolios that a prospective investor should know before investing. Please retain it for future reference.

 An investment in the Fund is (i) neither insured nor guaranteed by the U.S. Government; (ii) not a deposit or obligation of, or guaranteed or endorsed by, any bank; and (iii) not federally insured by the Federal Deposit Insurance Cor-poration, the Federal Reserve Board or any other agency. There can be no assur-ance that a Portfolio of the Fund will be able to maintain a stable net asset value of $1.00 per share.

 A "Statement of Additional Information," dated September , 1997 which pro-vides a further discussion of certain areas in this prospectus and other mat-ters and which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write the Fund at the telephone number or address shown above.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(R)This registered service mark used under license from the owner, Alliance Capital Management L.P.


 ACM
 INSTITUTIONAL
 RESERVES

    --PRIME PORTFOLIO
    --GOVERNMENT PORTFOLIO
    --TAX-FREE PORTFOLIO

    [LOGO OF ALLIANCE CAPITAL APPEARS HERE]

 PROSPECTUS
 SEPTEMBER  , 1997

                              EXPENSE INFORMATION
SHAREHOLDER TRANSACTION EXPENSES

  The Fund has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES                    PRIME   GOVERNMENT TAX-FREE
(as a percentage of average net assets, net of  PORTFOLIO PORTFOLIO  PORTFOLIO
expense reimbursement or fee waiver)            --------- ---------- ---------
 Management Fees...............................    .11%      .05%       .07%
 Other Expenses................................    .09       .15        .13
                                                   ---       ---        ---
 Total Fund Operating Expenses.................    .20%      .20%       .20%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
 Prime Portfolio................................   $2     $6      $11     $26
 Government Portfolio...........................   $2     $6      $11     $26
 Tax-Free Portfolio.............................   $2     $6      $11     $26

  The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Prime, Government and Tax-Free Portfolios will bear directly and indirectly. The expenses listed in the table for each Portfolio are net of voluntary expense reimbursements and voluntary fee waivers. The expenses of such Portfolios, before voluntary ex-pense reimbursements or fee waiver, would be: Prime Portfolio: Management Fees--.20%, Other Expenses--.09% and Total Fund Operating Expenses--.29%; Gov-ernment Portfolio: Management Fees--.20%, Other Expenses--.15% and Total Fund Operating Expenses--.35%; Tax-Free Portfolio: Management Fees--.20%, Other Ex-penses--.13% and Total Fund Operating Expenses--.33%. The example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

                              FINANCIAL HIGHLIGHTS
    PER SHARE OPERATING PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                    PERIOD)

  The following tables have been audited by McGladrey & Pullen LLP, the Fund's independent auditors, whose report thereon appears in the Statement of Addi-tional Information. This information should be read in conjunction with the fi-nancial statements and notes thereto included in the Statement of Additional Information.

                                                   PRIME PORTFOLIO
                     ----------------------------------------------------------------------------
                       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR    AUG. 20, 1990(a)
                       ENDED     ENDED     ENDED     ENDED     ENDED     ENDED       THROUGH
                     APRIL 30, APRIL 30, APRIL 30, APRIL 30, APRIL 30, APRIL 30,    APRIL 30,
                       1997      1996      1995      1994      1993      1992          1991
                     --------- --------- --------- --------- --------- --------- ----------------
Net asset value,
 beginning of
 period ........      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00      $  1.00
                      -------   -------   -------   -------   -------   -------      -------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income.........       0.0530    0.0560    0.0502    0.0325    0.0353    0.0535       0.0506
                      -------   -------   -------   -------   -------   -------      -------
LESS:
 DISTRIBUTIONS
Dividends from
 net investment
 income.........      (0.0530)  (0.0560)  (0.0502)  (0.0325)  (0.0353)  (0.0535)     (0.0506)
                      -------   -------   -------   -------   -------   -------      -------
Net asset value,
 end of period .      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00      $  1.00
                      =======   =======   =======   =======   =======   =======      =======
TOTAL RETURNS
Total investment
 return based on
 net asset
 value(b) ......         5.44%     5.76%     5.15%     3.30%     3.59%     5.50%        7.54%(c)
                      =======   =======   =======   =======   =======   =======      =======
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end
 of period (in
 millions)......      $ 867.3   $ 493.3   $ 197.8   $ 108.1   $  64.3   $  25.0      $  27.2
RATIO TO AVERAGE
 NET ASSETS OF:
Expenses, net of
 waivers and
 reimbursements.         0.20%     0.20%     0.20%     0.20%     0.18%     0.02%        -0-
Expenses, before
 waivers and
 reimbursements.         0.29%     0.32%     0.36%     0.42%     0.54%     0.81%        1.09%
Net investment
 income(d)......         5.31%     5.54%     5.24%     3.25%     3.42%     5.30%        6.84%(c)
                                            GOVERNMENT PORTFOLIO
                     ------------------------------------------------------------------
                       YEAR      YEAR      YEAR      YEAR      YEAR    JUL. 22, 1991(a)
                       ENDED     ENDED     ENDED     ENDED     ENDED       THROUGH
                     APRIL 30, APRIL 30, APRIL 30, APRIL 30, APRIL 30,    APRIL 30,
                       1997      1996      1995      1994      1993          1992
                     --------- --------- --------- --------- --------- ----------------
Net asset value,
 beginning of
 period ........      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00      $  1.00
                     --------- --------- --------- --------- --------- ----------------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income.........       0.0519    0.0552    0.0493    0.0315    0.0339       0.0377
                     --------- --------- --------- --------- --------- ----------------
LESS:
 DISTRIBUTIONS
Dividends from
 net investment
 income.........      (0.0519)  (0.0552)  (0.0493)  (0.0315)  (0.0339)     (0.0377)
                     --------- --------- --------- --------- --------- ----------------
Net asset value,
 end of period .      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00      $  1.00
                     ========= ========= ========= ========= ========= ================
TOTAL RETURNS
Total investment
 return based on
 net asset
 value(b) ......         5.33%     5.67%     5.06%     3.20%     3.45%        4.98%(c)
                     ========= ========= ========= ========= ========= ================
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end
 of period (in
 millions)......      $ 326.5   $ 150.8   $ 104.4    $ 76.6   $  73.2      $  24.7
RATIO TO AVERAGE
 NET ASSETS OF:
Expenses, net of
 waivers and
 reimbursements.         0.20%     0.20%     0.20%     0.20%     0.18%        0.10%(c)
Expenses, before
 waivers and
 reimbursements.         0.35%     0.36%     0.38%     0.36%     0.49%        0.86%(c)
Net investment
 income(d)......         5.22%     5.50%     4.94%     3.15%     3.30%        4.86%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                    TAX-FREE PORTFOLIO
                          --------------------------------------------------------------------------
                                                                                    JULY 22, 1991(a)
                          YEAR ENDED YEAR ENDED YEAR ENDED    YEAR ENDED YEAR ENDED     THROUGH
                          APRIL 30,  APRIL 30,  APRIL 30,     APRIL 30,  APRIL 30,     APRIL 30,
                             1997       1996       1995          1994       1993          1992
                          ---------- ---------- ----------    ---------- ---------- ----------------
Net asset value,
 beginning of period ...   $   1.00   $   1.00   $   1.00      $   1.00   $   1.00      $   1.00
                           --------   --------   --------      --------   --------      --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...     0.0347     0.0372     0.0326        0.0240     0.0287        0.0334
Net unrealized loss on
 investments............      --0--      --0--    (0.0048)        --0--      --0--         --0--
                           --------   --------   --------      --------   --------      --------
Net increase in net as-
 set value from opera-
 tions..................     0.0347     0.0372     0.0278        0.0240     0.0287        0.0334
                           --------   --------   --------      --------   --------      --------
LESS: DISTRIBUTIONS
Dividends from net in-
 vestment income........    (0.0347)   (0.0372)   (0.0326)      (0.0240)   (0.0287)      (0.0334)
                           --------   --------   --------      --------   --------      --------
ADD: CAPITAL CONTRIBU-
 TION
Capital Contributed by
 the Adviser............      --0--      --0--     0.0048         --0--      --0--         --0--
                           --------   --------   --------      --------   --------      --------
Net asset value, end of
 period ................   $   1.00   $   1.00   $   1.00      $   1.00   $   1.00      $   1.00
                           ========   ========   ========      ========   ========      ========
TOTAL RETURNS
Total investment return
 based on net asset
 value(b) ..............       3.53%      3.79%      3.31%(e)      2.43%      2.92%         4.40%(c)
                           ========   ========   ========      ========   ========      ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of pe-
 riod (in millions) ....   $  183.1   $  183.6   $   35.5      $   35.6   $   40.9      $    8.5
RATIO TO AVERAGE NET AS-
 SETS OF:
Expenses, net of waivers
 and reimbursements.....       0.20%      0.20%      0.20%         0.20%      0.18%         0.10%(c)
Expenses, before waivers
 and reimbursements.....       0.33%      0.48%      0.76%         0.69%      0.95%         2.08%(c)
Net investment
 income(d)..............       3.46%      3.73%      3.31%         2.40%      2.73%         4.01%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.
(e) Capital contributed by the Adviser had no material effect on net asset val-ue, and therefore, no effect on total return.

                                --------------

  From time to time each Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not in-tended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the in-vestment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Divi-dends for the Prime Portfolio for the seven days ended June 30, 1997, after ex-pense reimbursement, amounted to an annualized yield of 5.52%, equivalent to an effective yield of 5.67%. Absent such reimbursement, the annualized yield for such period would have been 5.43%, equivalent to an effective yield of 5.58%. Dividends for the Government Portfolio for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 5.42%, equiva-lent to an effective yield of 5.57%. Absent such reimbursement, the annualized yield for such period would have been 5.27%, equivalent to an effective yield of 5.42%. Dividends for the Tax-Free Portfolio for the seven days ended June 30, 1997 amounted to an annualized yield of 4.01%, equivalent to an effective yield of 4.09%. Absent such reimbursement, the annualized yield for such period would have been 3.88%, equivalent to an effective yield of 3.96%. Further in-formation about each Portfolio's performance is contained in the annual report to shareholders and Statement of Additional Information which may be obtained without charge by contacting Alliance Fund Services, Inc. at the address or the telephone number shown on the cover of this prospectus.

                                 INTRODUCTION

 The Fund consists of four distinct Portfolios, three of which, the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio, are offered by this prospectus and each of which invests in a diversified portfolio of money market securities. The Fund is designed for institutional and corporate in-vestors who can benefit from money market income. Investors in the Fund avoid certain administrative burdens that they would incur by investing in money market instruments directly, such as monitoring of maturity dates, safeguard-ing of receipts and deliveries, and the maintenance of tax information and other records. At the time of investment, no security purchased by a Portfolio can have a maturity exceeding one year, which maturity may extend to 397 days, and the average maturity of each Portfolio cannot exceed 90 days.

                      INVESTMENT OBJECTIVES AND POLICIES

 The investment objectives of each Portfolio are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from Federal income taxes) to the extent consistent with the first two objectives. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality U.S. dollar-denominated money market securities each of which, at the time of investment, has a remaining maturity of one year or less which maturity may extend to 397 days. While neither this policy, the in-vestment objectives, nor the "other fundamental investment policies" described below may be changed for a Portfolio without shareholder approval, the nonfundamental investment policies may be changed upon notice but without such approval. The Fund may in the future establish additional portfolios which may have different investment objectives. There can be no assurance that any Port-folio's objectives will be achieved.

 Each Portfolio will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversification, quality and maturity requirements imposed by the Rule (a more detailed de-scription of Rule 2a-7 is set forth in the Portfolios' Statement of Additional Information under "Investment Objectives and Policies"). To the extent that a Portfolio's limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

PRIME PORTFOLIO

 The money market securities in which the Prime Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation, and certificates of deposit and bankers' acceptances denominated in U.S. dollars and issued by U.S. branches of foreign banks having total as-sets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which it may invest; (3) com-mercial paper of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by companies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized in full each day by liquid secu-rities of the types listed above. These agreements are entered into with "pri-mary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's Cus-todian. For each repurchase agreement, the Portfolio requires continual main-tenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Portfolio may also invest in certificates of deposit issued by, and time deposits maintained at, foreign branches of domes-tic banks described in (2) above and prime quality dollar-denominated commer-cial paper issued by foreign companies meeting the criteria specified in (3) above. The Portfolio's commercial paper investments may include variable amount master demand notes which represent a direct borrowing arrangement in-volving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

  The Portfolio may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Board of Di-rectors of the Fund, such as, securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

  The Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose cor-poration. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Portfolio's current intention to limit its investment in such securities to not more than 5% of its net assets.

 OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Portfolio may not (1) invest 25% or more of its total assets in the securities of issuers conducting their principal busi-ness activities in any one industry although there is no such limitation with respect to U.S. Government securities or bank obligations, including certifi-cates of deposit, bankers' acceptances and interest bearing savings deposits (such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same regulation as U.S. banks); (2) invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) although with respect to 25% of its total assets it may in-vest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) en-ter into repurchase agreements if, as a result thereof, more than 10% of its assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments; (5) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 15% of its assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (6) mortgage, pledge or hypothecate its assets ex-cept to secure such borrowings.

 As a matter of operating policy, fundamental policy number (2) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

GOVERNMENT PORTFOLIO

 The securities in which the Government Portfolio invests include: (1) market-able obligations of, or guaranteed by, the U.S. Government, including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established un-der the authority of an act of Congress; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's

Custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Government se-curities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of the Portfolio, U.S. Government securities or other liquid high-grade debt securities having value equal to, or greater than, such commitments. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities take place at a later time. Normally the settlement date occurs from within ten days to one month after the pur-chase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Portfo-lio.

 As a matter of operating policy, which may be changed without shareholder ap-proval, the Government Portfolio attempts to invest in securities that the Ad-viser believes are legal investments for federal credit unions as set forth in Sections 107(7) and (8) of the Federal Credit Union Act and Part 703 of the National Credit Union Administration regulations.

 OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Portfolio may not (1) invest more than 5% of its assets in repurchase agreements with any one counterparty thereof or more than 10% of its assets in repurchase agreements not terminable within seven days and other illiquid investments; (2) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 10% of its assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (3) pledge, hypothecate, or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

TAX-FREE PORTFOLIO

 As a matter of fundamental policy, the Tax-Free Portfolio, except when assum-ing a temporary defensive position, must maintain at least 80% of its total assets in high-grade municipal securities having maturities of one year or less (as opposed to taxable investments described below). Normally, substan-tially all of its income will be tax-exempt as described below.

 The Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-grade munic-ipal securities. Such income may be subject to state or local income taxes. Investors should compare yields (which will fluctuate in response to market conditions) and tax consequences before making an investment decision.

 Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds" will be treated as an item of tax preference for purposes of the alter-native minimum tax ("AMT") imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-ex-empt, and (2) interest on all tax-exempt obligations will be included in "ad-justed current earnings" of corporations for AMT purposes. The Portfolio may purchase "private activity" municipal securities because such issues have pro-vided, and may continue to provide, somewhat higher yields than other compara-ble municipal securities. However, the Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear interest subject to the AMT.

 MUNICIPAL SECURITIES. The municipal securities in which the Portfolio invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have ma-turities of one year or less. Examples include tax anticipation and revenue anticipation notes which are generally issued in anticipation of various sea-sonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are se-cured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

 The Portfolio may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities pur-chased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion. The Portfolio will comply with Rule 2a-7 with respect to its investments in variable rate obligations supported by let-ters of credit.

 All of the Portfolio's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's (Aaa and Aa, MIG 1 and MIG 2 or VMIG 1 and VMIG 2) or Standard & Poor's (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of comparable quality. Securities must also meet credit standards applied by the Adviser.

 To further enhance the quality and liquidity of the securities in which the Tax-Free Portfolio invests, such securities frequently are supported by credit and liquidity enhancements, such as letters of credit, from third party finan-cial institutions. The Portfolio continuously monitors the credit quality of such third parties; however, changes in the credit quality of such a financial institution could cause the Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

 The Portfolio also may invest in stand-by commitments, which may involve cer-tain expenses and risks, but such commitments are not expected to comprise a significant portion of its investments. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. For a description of when-issued securities, see above.

 TAXABLE INVESTMENTS. The taxable investments in which the Portfolio may invest include obligations of the U.S. Government and its agencies, high-quality cer-tificates of deposit and bankers' acceptances, prime commercial paper and re-purchase agreements.

 OTHER FUNDAMENTAL INVESTMENT POLICIES. To reduce investment risk, the Portfo-lio may not (1) invest more than 25% of its total assets in municipal securi-ties whose issuers are located in the same state or in municipal securities the interest upon which is paid from revenues of similar-type projects; (2) invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although with respect to 25% of its total assets the Portfolio may invest up to 10% per issuer; (3) purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government; (4) invest more than 10% of its assets in repurchase agreements not terminable within seven days (whether or not illiquid) or other illiquid investments; (5) have more than 5% of its assets invested in repurchase agreements with the same vendor; and (6) borrow money except from banks on a temporary basis for ex-traordinary or emergency purposes in an aggregate amount not to exceed 15% of the Portfolio's total assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist.

                       PURCHASE AND REDEMPTION OF SHARES

OPENING ACCOUNTS

  (1) Telephone the Fund toll-free at (800) 237-5822. The Fund will ask for the
      (a) name of the account as you wish it to be registered, (b) address of the account, (c) taxpayer identification number and (d) Portfolio of the Fund in which you wish to invest. The Fund will then provide you with an account number.

  (2) Instruct your bank to wire Federal funds exactly as follows:

       ABA 0110 0002 8
       State Street Bank and Trust Company
       Boston, MA 02101
       ACM Institutional Reserves, Inc.--Prime,
      Government or Tax-Free Portfolio
       DDA 9903-279-9
       Your account name  ] as registered
       Your account number] with the Fund

  (3) Mail a completed Application Form to:

    Alliance Fund Services, Inc.
    P.O. Box 1520
    Secaucus, New Jersey 07096-1520

SUBSEQUENT INVESTMENTS

  (1) Telephone the Fund toll-free at (800) 237-5822 to place your order for additional shares.

  (2) Instruct your bank to wire Federal funds to State Street Bank and Trust Company ("State Street Bank") as in (2) above or mail your check or nego-tiable bank draft payable to ACM Institutional Reserves, Inc. to Alliance Fund Services, Inc. as in (3) above.

REDEMPTIONS

 You may withdraw any amount from your account on any Fund business day (any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) between 9:00 a.m. and 5:00 p.m. (New York time) via orders given to Alliance Fund Services, Inc. by telephone toll-free (800) 237-5822. Redemption orders must include your account name as registered with the Fund and the account number.

 Telephone redemptions may be made on any Fund business day between 9:00 a.m. and 4:00 p.m. (New York time), as described below. If your telephone redemp-tion order is received by Alliance Fund Services, Inc. prior to 4:00 p.m. (New York time) for the Prime and Government Portfolios and prior to 12:00 Noon (New York time) for the Tax-Free Portfolio on any Fund business day, we will send the proceeds in Federal funds by wire to your designated bank account that day. Redemptions are made without any charge to you.

 During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such diffi-culty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this prospectus. The Fund reserves the right to suspend or termi-nate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasona-bly believes to be genuine. The Fund will employ reasonable procedures in or-der to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written con-firmation of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a fee for handling telephone requests for redemptions.

  OBTAINING AN APPLICATION FORM. If you wish to obtain an Application Form, or you have questions about the Form, purchasing shares, or other Fund procedures, please telephone the Fund toll-free at (800) 237-5822.

                            ADDITIONAL INFORMATION

 CHANGES IN APPLICATION FORM. If you decide to change instructions or any other information already given on your Application Form, send a written no-tice to ACM Institutional Reserves, Inc., P.O. Box 1520, Secaucus, New Jersey 07096, with your signature guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

 INVESTMENTS MADE BY CHECK. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be con-verted and invested. All payments must be in United States dollars.

 Proceeds from any subsequent redemption by you of Fund shares that were pur-chased by check will not be forwarded to you until the Fund is reasonably as-sured that your check has cleared, normally up to fifteen days following the purchase date.

 SHARE PRICE. Shares of each Portfolio of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of each Portfolio's shares, except the Tax-Free Portfolio, is determined each Fund business day (as defined under "Purchase and Redemption of Shares--Redemptions," above), at 12:00 Noon and 4:00 p.m. (New York time). The net asset value of the Tax-Free Portfolio shares is determined each Fund business day at 12:00 Noon (New York time). The net asset value per share of each Portfolio is calculated by taking the sum of the value of the Portfolio's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and di-viding by the total number of shares of the Portfolio outstanding. All ex-penses, including the fees payable to the Adviser, are accrued daily.

 TIMING OF INVESTMENTS AND REDEMPTIONS. Each Portfolio, except the Tax-Free Portfolio, has two transaction times each business day, 12:00 Noon and 4:00 p.m. (New York time). The Tax-Free Portfolio has one transaction time each Fund business day, 12:00 Noon (New York time). Investments receive the full dividend for a day if the investor's telephone order is placed by 4:00 p.m. (New York time) for the Prime or Government Portfolio and Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m. on that day. Investments receive the full dividend for a day if the investor's tele-phone order is placed by 12:00 Noon (New York time) and Federal funds or bank wire monies are secured by State Street Bank before 4:00 p.m. on that day with respect to the Tax-Free Portfolio.

 Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 Noon, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determi-nation of an "emergency" by the Securities and Exchange Commission or to cer-tain other unusual conditions. Shares do not earn dividends on the day a re-demption is effected.

 MINIMUMS. An initial investment of at least $1,000,000 in the aggregate among the Portfolios of the Fund is required. There is no minimum for subsequent in-vestments. The Fund reserves the right at anytime to vary the initial and sub-sequent investment minimums.

 The Fund reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period. For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.

 DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of the Tax-Free Portfolio is determined each business day at 12:00 Noon (New York time), and that of the Prime and Government Portfolio each business day at 4:00 p.m. (New York time), and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares of that Portfolio in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

 A Portfolio's net income consists of all accrued interest income on assets less expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

 Distributions out of tax-exempt interest income earned by the Tax-Free Port-folio are not subject to Federal income tax (other than the AMT as described above), but may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for purposes of the Federal individual and corporate AMT. Dis-tributions out of taxable interest income, other investment income, and short-term capital gains are taxable as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irrespec-tive of the length of time a shareholder held his shares.

 THE ADVISER. The Fund retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105 under an Advisory Agreement to provide in-vestment advice and, in general, to supervise its management and investment program, subject to the general control of the Directors of the Fund. Each Portfolio pays the Adviser at an annual rate of .20 of 1% of the average daily value of its net assets. During the Fund's fiscal year ended April 30, 1997, the Adviser reimbursed its advisory fee in the amount of $661,792, $289,896 and $257,876 for the Prime, Government and Tax-Free Portfolios, respectively.

 The Adviser has undertaken until, at its request, the Fund notifies investors to the contrary, that if, in any fiscal year, the aggregate expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraor-dinary expenses, but including the management fee, exceed .20 of 1% of a Port-folio's average net assets for the fiscal year, the Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will bear, such excess expense.

 The Adviser is a leading international investment manager, supervising client accounts with assets as of June 30, 1997 totaling more than $199 billion (of which more than $71 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and en-dowment funds. The 54 registered investment companies managed by the Adviser comprising 116 separate investment portfolios currently have over two million shareholders. As of June 30, 1997, the Adviser was retained as an investment manager of employee benefit fund assets for 29 of the Fortune 100 companies.

 Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, one of the largest life insurance companies in the United States.

 The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios of the Fund to compen-sate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of shares of the Fund, including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional ac-tivities.

 CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Compa-ny, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520 and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The transfer agent charges a fee for its services.

 FUND ORGANIZATION. The Fund is an open-end management investment company reg-istered under the Act consisting of the three Portfolios offered by this Pro-spectus and the Trust Portfolio, which is offered by a separate prospectus. The Fund was organized as a Maryland corporation on March 21, 1990. The Fund's activities are supervised by its Board of Directors. Shareholders of each Portfolio are entitled to one vote per share and vote as a single series on matters that affect all series in substantially the same manner.

 Maryland law does not require annual meetings of shareholders and it is an-ticipated that shareholder meetings will be held only when required by Federal or Maryland law. Shareholders have available certain procedures for the re-moval of directors.

 REPORTS. Shareholders will receive a monthly summary of their account, as well as semi-annual and annual reports. Shareholders may arrange for a copy of each of their account statements to be sent to other parties. Shareholders requiring sub-accounting services should contact Alliance Fund Services, Inc. for a description of such services and fees.

                             -------------

BOARD OF DIRECTORS
 John D. Carifa, Chairman
 Ruth Block
 David H. Dievler
 John H. Dobkin
 William H. Foulk, Jr.
 James M. Hester
 Clifford L. Michel
 Donald J. Robinson


OFFICERS
 Ronald M. Whitehill, President
 Kathleen A. Corbet, Senior Vice President
 Drew Biegel, Senior Vice President
 Raymond J. Papera, Senior Vice President
 Kenneth T. Carty, Vice President
 John F. Chiodi, Jr., Vice President
 Maria R. Cona, Vice President
 Francis M. Dunn, Vice President
 Joseph R. LaSpina, Vice President
 Mark D. Gersten, Treasurer and Chief Finl. Officer
 Edmund P. Bergan, Jr., Secretary
 Vincent S. Noto, Controller

                              SHAREHOLDER SERVICES

 Shareholder representatives are available to answer your questions about the status of your account or other Fund matters. Call toll-free (800) 237-5822 or write the Fund, P.O. Box 1520, Secaucus, New Jersey 07096-1520.

 YIELDS. For current recorded yield information on the Trust Portfolio, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys: [_]1 [_]# [_]1 [_]# [_]6 [_]0 [_]#.

  ACM Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Trust Portfolio, which is diversified, is offered by this prospectus. Three additional Portfolios of the Fund, the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio, are offered by a separate Prospectus. The Trust Portfolio's investment objectives are--in the following order of priority--safety of principal, excellent liquidity and maximum current income.

  The Trust Portfolio offers institutional and corporate investors a convenient and economical way to invest in a managed money market portfolio. The Portfolio is only available through financial intermediaries.

  An investment in the Trust Portfolio is (i) neither insured nor guaranteed by the U.S. Government; (ii) not a deposit or obligation of, or guaranteed or endorsed by, any bank; and (iii) not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that the Trust Portfolio will be able to maintain a stable net asset value of $1.00 per share.

  A "Statement of Additional Information," dated September , 1997, which provides a further discussion of certain areas in this prospectus and other matters and which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.
 For a free copy, call or write the Trust Portfolio at the telephone number or address shown above.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 /(R)/ This registered service mark used under license from the owner, Alliance
       Capital Management L.P.

 CONTENTS
 --------

  Expense Information....................................................... 2
  Financial Highlights...................................................... 2
  Introduction.............................................................. 3
  Investment Objectives and Policies........................................ 3
  Purchase and Redemption of Shares......................................... 4
  Additional Information.................................................... 6


 ACM
 INSTITUTIONAL
 RESERVES-
 TRUST
 PORTFOLIO



 [LOGO OF ALLIANCE CAPITAL APPEARS HERE]


 PROSPECTUS
 SEPTEMBER  , 1997

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
  The Trust Portfolio has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets, net of expense reimbursement or fee waiver)
 Management Fees......................................................... .38%
 Other Expenses.......................................................... .12%
                                                                          ---
 Total Fund Operating Expenses........................................... .50%

EXAMPLE

                                              1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                              ------ ------- ------- --------
 You would pay the following expenses on a
 $1,000  investment, assuming a 5% annual
 return (cumulatively  through the end of
 each time period):                             $5     $16     $28     $63

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in the Trust Portfolio will bear directly and indirectly. The expenses listed in the table are net of voluntary expense reimbursements and voluntary fee waivers. The estimated ex-penses, before voluntary expense reimbursements or fee waiver, would be: Man-agement Fee--.45%, Other Expenses--.12% and Total Fund Operating Expenses--
 .57%. The example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

                             FINANCIAL HIGHLIGHTS
   PER SHARE OPERATING PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                    PERIOD)
  The following table has been audited by McGladrey & Pullen LLP, the Fund's independent auditors, whose report thereon appears in the Statement of Addi-tional Information. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

                                                                                      NOVEMBER 16, 1992(a)
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED         THROUGH
                          APRIL 30, 1997 APRIL 30, 1996 APRIL 30, 1995 APRIL 30, 1994    APRIL 30, 1993
                          -------------- -------------- -------------- -------------- --------------------
Net asset value, begin-
 ning of period.........     $  1.00        $  1.00        $  1.00        $  1.00           $  1.00
                             -------        -------        -------        -------           -------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment income...      0.0492         0.0527         0.0479         0.0309            0.0144
                             -------        -------        -------        -------           -------
LESS: DISTRIBUTIONS
Dividends from net in-
 vestment income........     (0.0492)       (0.0527)       (0.0479)       (0.0309)          (0.0144)
                             -------        -------        -------        -------           -------
Net asset value, end of
 period.................     $  1.00        $  1.00        $  1.00        $  1.00           $  1.00
                             =======        =======        =======        =======           =======
TOTAL RETURNS
Total investment return
 based on net asset
 value(b)...............        5.04%          5.41%          4.91%          3.14%             3.21%(c)
                             =======        =======        =======        =======           =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of pe-
 riod (in millions).....     $ 175.7        $ 170.1        $ 109.2        $  36.8           $   5.3
RATIO TO AVERAGE NET AS-
 SETS OF:
Expenses, net of waivers
 and reimbursements.....        0.50%          0.50%          0.49%          0.14%              -0-
Expenses, before waivers
 and reimbursements.....        0.57%          0.60%          0.75%          1.23%             0.45%(c)
Net investment
 income(d)..............        4.93%          5.28%          5.31%          3.15%             3.17%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                               ---------------
  From time to time the Trust Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not in-tended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the in-vestment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvest-ed. Dividends for the Trust Portfolio for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 5.27%, equiva-lent to an effective yield of 5.41%. Absent expense reimbursement, the annualized yield for this period would have been 5.15%, equivalent to an ef-fective yield of 5.29%. Further information about the Fund's performance is contained in the Fund's annual report to shareholders and the Statement of Ad-ditional Information which may be obtained without charge by contacting Alli-ance Fund Services, Inc. at the address or the telephone number shown on the cover of this prospectus.

                                 INTRODUCTION

 The Trust Portfolio invests in a diversified portfolio of money market secu-rities. The Trust Portfolio is designed for institutional and corporate in-vestors who can benefit from money market income and who are clients of finan-cial intermediaries. Investors in the Trust Portfolio avoid certain adminis-trative burdens that they would incur by investing in money market instruments directly, such as monitoring of maturity dates, safeguarding of receipts and deliveries, and the maintenance of tax information and other records. At the time of investment, no security purchased by the Trust Portfolio can have a maturity exceeding 397 days, and the average maturity of the Trust Portfolio cannot exceed 90 days.

                      INVESTMENT OBJECTIVES AND POLICIES

 The investment objectives of the Trust Portfolio are--in the following order of priority--safety of principal, excellent liquidity and maximum current in-come to the extent consistent with the first two objectives. As a matter of fundamental policy, the Trust Portfolio pursues its objectives by maintaining a portfolio of high-quality U.S. dollar-denominated money market securities each of which, at the time of investment, has a remaining maturity of 397 days or less. While neither this policy, the investment objectives, nor the "other fundamental investment policies" described below may be changed for the Trust Portfolio without shareholder approval, the nonfundamental investment policies may be changed upon notice but without such approval. The Fund may in the fu-ture establish additional portfolios which may have different investment ob-jectives. There can be no assurance that the Portfolio's objectives will be achieved.

 The Trust Portfolio will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversi-fication, quality and maturity requirements imposed by the Rule. A more de-tailed description of Rule 2a-7 is set forth in the Trust Portfolio's State-ment of Additional Information under "Investment Objectives and Policies."

MONEY MARKET SECURITIES

 The money market securities in which the Trust Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million; (3) commercial paper of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by U.S. or foreign companies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participa-tion interests in loans extended by banks to such companies; and (4) repur-chase agreements that are collateralized in full each day by liquid securities of the types listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Gov-ernment securities or State Street Bank and Trust Company, the Fund's Custodi-an. For each repurchase agreement, the Trust Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Fund might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Trust Portfolio's commer-cial paper investments may include variable amount master demand notes which represent a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to in-vest varying amounts.

 To the extent the Trust Portfolio purchases money market instruments issued by foreign entities, consideration will be given to the domestic marketability of such instruments, and possible interruptions of, or restrictions on, the flow of international currency transactions.

 The Trust Portfolio may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Board of Directors of the Fund, such as securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

 The Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose cor-poration. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Portfolio's current intention to limit its investment in such securities to not more than 5% of its net assets.

OTHER FUNDAMENTAL INVESTMENT POLICIES.

 To maintain portfolio diversification and reduce investment risk, the Trust Portfolio may not (1) invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry although there is no such limitation with respect to U.S. Government securi-ties or bank obligations, including certificates of deposit, bankers' accept-ances and interest bearing savings deposits; (2) invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) al-though with respect to 25% of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of con-tinuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) enter into repur-chase agreements if, as a result thereof, more than 10% of its assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments; (5) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 15% of its assets; the Trust Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (6) mortgage, pledge or hypothecate its assets except to secure such borrowings. To the extent that these limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

 As a matter of operating policy, fundamental policy number (2) would give the Trust Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

                       PURCHASE AND REDEMPTION OF SHARES

OPENING ACCOUNTS

 The Portfolio is available through financial intermediaries.

  (1) Telephone the Trust Portfolio toll-free at (800) 237-5822. The Trust Portfolio will ask for the (a) name of the account as you wish it to be registered, (b) address of the account, and (c) taxpayer identification number. The Trust Portfolio will then provide you with an account num-ber.

  (2) Instruct your bank to wire Federal funds exactly as follows:

        ABA 011000028
        State Street Bank and Trust Company
        Boston, MA 02101
        DDA 9903-279-9
        ACM Institutional Reserves, Inc.--
        Trust Portfolio


                             as registered
        Your account name    with the Trust
        Your account number  Portfolio

  (3) Mail a completed Application Form to:
      Alliance Fund Services, Inc.
      P.O. Box 1520
      Secaucus, New Jersey 07096-1520

SUBSEQUENT INVESTMENTS

  (1) Telephone the Trust Portfolio toll-free at (800) 237-5822 to place your order for additional shares.

  (2) Instruct your bank to wire Federal funds to State Street Bank and Trust Company ("State Street Bank") as in (2) above or mail your check or ne-gotiable bank draft payable to ACM Institutional Reserves, Inc.--Trust Portfolio to Alliance Fund Services, Inc. as in (3) above.

REDEMPTIONS

 A. BY TELEPHONE

 You may withdraw any amount from your account on any Fund business day (any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) as discussed below, between 9:00 a.m. and 5:00 p.m. (New York time) via orders given to Alliance Fund Services, Inc. by telephone toll-free
(800) 237-5822. Redemption orders must include your account name as registered with the Trust Portfolio and the account number.

 Telephone redemptions may be made on any Fund business day between 9:00 a.m. and 4:00 p.m. (New York time). If your telephone redemption order is received by Alliance Fund Services, Inc. prior to 4:00 p.m. (New York time) on any Fund business day, we will send the proceeds in Federal funds by wire to your des-ignated bank account that day. Redemptions are made without any charge to you.

 During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such diffi-culty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this prospectus. The Fund reserves the right to suspend or termi-nate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasona-bly believes to be genuine. The Fund will employ reasonable procedures in or-der to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written con-firmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a fee for handling telephone requests for redemptions.

 B. BY CHECK-WRITING

 With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any ac-crued dividends) in your account. First, you must fill out the Signature Card which is available from your financial intermediary. If you wish to establish this check-writing service subsequent to the opening of your Fund account, contact the Fund by telephone or mail. There is no separate charge for the check-writing service, except that State Street Bank will impose its normal charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. The check-writing service enables you to receive the daily dividends declared on the shares to be re-deemed until the day that your check is presented to State Street Bank for payment.

  OBTAINING AN APPLICATION FORM. If you wish to obtain an Application Form, or you have questions about the Form, purchasing shares, or other Trust Portfolio procedures, please telephone the Trust Portfolio toll-free at (800) 237-5822.

                            ADDITIONAL INFORMATION

 CHANGES IN APPLICATION FORM. If you decide to change instructions or any other information already given on your Application Form, send a written no-tice to ACM Institutional Reserves, Inc.--Trust Portfolio, P.O. Box 1520, Secaucus, New Jersey 07096-1520, with your signature guaranteed by an institu-tion which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Se-curities Exchange Act of 1934, as amended.

 INVESTMENTS MADE BY CHECK. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be con-verted and invested. All payments must be in United States dollars.

 Proceeds from any subsequent redemption by you of Trust Portfolio shares that were purchased by check will not be forwarded to you until the Trust Portfolio is reasonably assured that your check has cleared, normally up to fifteen days following the purchase date.

 SHARE PRICE. Shares of the Trust Portfolio are sold and redeemed on a contin-uous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of the Trust Portfolio's shares is determined each Fund business day (as defined under "Purchase and Redemption of Shares-- Redemptions," above), at 12:00 Noon and 4:00 p.m. (New York time). The net as-set value per share of the Trust Portfolio is calculated by taking the sum of the value of the Trust Portfolio's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of the Trust Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

 TIMING OF INVESTMENTS AND REDEMPTIONS. The Trust Portfolio has two transac-tion times each business day, 12:00 Noon and 4:00 p.m. (New York time). In-vestments receive the full dividend for a day if the investor's telephone or-der is placed by 4:00 p.m. (New York time) and Federal funds or bank wire mon-ies are received by State Street Bank before 4:00 p.m. (New York time) on that day.

 Redemption proceeds are normally wired the same business day if a redemption request is received prior to 4:00 p.m. (New York time), but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

 MINIMUMS. An initial investment of at least $1,000,000 in the Trust Portfolio is required. There is no minimum for subsequent investments. The Trust Portfo-lio reserves the right at anytime to vary the initial and subsequent invest-ment minimums.

 The Trust Portfolio reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such peri-od.

 DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of the Trust Portfolio is determined each business day at 4:00 p.m. (New York time) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares of the Trust Portfolio in each shareholder's account. As such additional shares are entitled to divi-dends on following days, a compounding growth of income occurs.

 The Trust Portfolio's net income consists of all accrued interest income on assets less expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

 Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irre-spective of the length of time a shareholder held its shares.

 THE ADVISER. The Trust Portfolio retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105 under an Advisory Agreement to provide investment advice and, in general, to supervise its management and in-vestment program, subject to the general control of the Directors of the Fund. The Trust Portfolio pays the Adviser at an annual rate of .45 of 1% of the av-erage daily value of its net assets. During the Fund's fiscal year ended April 30, 1997, the Adviser reimbursed its advisory fee to the Trust Portfolio in the amount of $144,572.

 The Adviser has undertaken until, at its request, the Trust Portfolio noti-fies investors to the contrary, that if, in any fiscal year, the aggregate ex-penses of the Trust Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee, ex-ceed .50 of 1% of the Trust Portfolio's average net assets for the fiscal year, the Trust Portfolio may deduct from the payment to be made to the Advis-er, or the Adviser will bear, such excess expense.

 The Adviser is a leading international investment manager, supervising client accounts with assets as of June 30, 1997 totaling more than $199 billion (of which more than $71 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and en-dowment funds. The 54 registered investment companies managed by the Adviser comprising 116 separate investment portfolios currently have over two million shareholders. As of June 30, 1997, the Adviser was retained as an investment manager of employee benefit fund assets for 29 of the Fortune 100 companies.

 Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, one of the largest life insurance companies in the United States.

 The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Trust Portfolio to compensate bro-ker-dealers, depository institutions, or other persons for providing distribu-tion assistance and administrative services and to otherwise promote the sale of shares of the Trust Portfolio, including paying for the preparation, print-ing and distribution of prospectuses and sales literature or other promotional activities.

 SHAREHOLDER SERVICING AGENT. The shareholder servicing agent is responsible for shareholder account and administrative servicing functions. Such responsi-bilities may include, among other things, answering shareholder inquiries re-garding account status and history and the manner in which purchases and re-demptions of Trust Portfolio shares may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records as may be requested from time to time by the Trust Portfolio; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connec-tion with shareholder orders to purchase or redeem shares; verifying share-holder signatures on check- writing drafts in connection with redemption or-ders, transfers among and changes in shareholder-designated accounts; provid-ing periodic statements showing a shareholder's account balances; furnishing (either separately or on an integrated basis with other reports sent to a shareholder by the shareholder servicing agent) monthly and annual statements and confirmations of all purchases and redemptions of shares in a sharehold-er's account; transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provid-ing such other related services as the Trust Portfolio or a shareholder may reasonably request.

 For the services provided, the shareholder servicing agent may receive a fee for services performed.

 CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Compa-ny, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520 and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The transfer agent charges a fee for its services.

 FUND ORGANIZATION. The Trust Portfolio is a series of the Fund. The Trust Portfolio is one of four series of the Fund; shares of the other series, the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio, are of-fered by a separate prospectus. The Fund was organized as a Maryland corpora-tion on March 21, 1990. The Trust Portfolio's activities are supervised by its Board of Directors. Shareholders of each Portfolio are entitled to one vote per share and vote as a single series on matters that affect all series in substan-tially the same manner.

 Maryland law does not require annual meetings of shareholders and it is antic-ipated that shareholder meetings will be held only when required by Federal or Maryland law. Shareholders have available certain procedures for the removal of directors.

 REPORTS. Shareholders will receive a monthly summary of their account, as well as semi-annual and annual reports. Shareholders may arrange for a copy of each of their account statements to be sent to other parties.

BOARD OF DIRECTORS
 John D. Carifa, Chairman
 Ruth Block
 David H. Dievler
 John H. Dobkin
 William H. Foulk, Jr.
 James M. Hester
 Clifford L. Michel
 Donald J. Robinson

OFFICERS
 Ronald M. Whitehill, President
 Kathleen A. Corbet, Senior Vice President
 Drew Biegel, Senior Vice President
 Raymond J. Papera, Senior Vice President
 Kenneth T. Carty, Vice President
 John F. Chiodi, Jr., Vice President
 Maria R. Cona, Vice President
 Francis M. Dunn, Vice President
 Joseph R. LaSpina, Vice President
 Mark D. Gersten, Treasurer and Chief
   Financial Officer
 Edmund P. Bergan, Jr., Secretary
 Vincent S. Noto, Controller

[LOGO]                      ACM INSTITUTIONAL RESERVES, INC.
                                            -Prime Portfolio
                                       -Government Portfolio
                                         -Tax-Free Portfolio
____________________________________________________________
P.O. Box 1520, Secaucus, New Jersey  07096
Toll Free (800) 221-5672
____________________________________________________________

            STATEMENT OF ADDITIONAL INFORMATION

                    September __, 1997

___________________________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated September --, 1997 which describes shares of the Prime, Government and Tax-Free Portfolios of the Fund. A copy of this Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or telephone number shown above.

                     TABLE OF CONTENTS

                                                        Page

The Fund..............................................    2
Investment Objectives and Policies....................    2
Investment Restrictions ..............................   18
Management............................................   23
Purchase and Redemption of Shares.....................   30
Daily Dividends-Determination of Net Asset Value......   32
Taxes.................................................   34
General Information...................................   35
Appendix A - Commercial Paper and Bond Ratings........
Appendix B - Description of Municipal Securities......
Financial Statements..................................
Report of Independent Auditors........................

___________________________
(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

____________________________________________________________

                         THE FUND
____________________________________________________________

         ACM Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio, each of which is diversified (collectively, the "Portfolios") are described by the Prospectus which supplements this Statement of Additional Information. An additional Portfolio of the Fund, the Trust Portfolio, is described in a separate Prospectus and Statement of Additional Information.

____________________________________________________________

            INVESTMENT OBJECTIVES AND POLICIES
____________________________________________________________

         The investment objectives of each Portfolio are - in the following order of priority - safety of principal, excellent liquidity, and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from Federal income taxes) to the extent consistent with the first two objectives. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities, all of which, at the time of investment, have remaining maturities of one year or less (which maturities, pursuant to Rule 2a-7 under the Investment Company Act of 1940 as amended (the "Act"), may extend to 397 days). The Fund may in the future establish additional portfolios which may have different investment objectives. There can be no assurance that any of the Portfolio's objectives will be achieved.

                          General

         Each of the Portfolios will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity conditions imposed by the Rule.

         Currently, pursuant to Rule 2a-7, each Portfolio may invest only in U.S. dollar-denominated "eligible securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Board of Directors. Generally, an eligible security is a security that (i) has a remaining maturity of 397 days or less and
(ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROS") or, if only one NRSRO has issued a rating, by that NRSRO. A security that originally had a maturity of greater than 397 days is an eligible security if its remaining maturity at the time of purchase is 397 calendar days or less and the issuer has outstanding short-term debt that would be an eligible security. Unrated securities may also be eligible securities if the Adviser determines that they are of comparable quality to a rated eligible security pursuant to guidelines approved by the Board of Directors. A description of the ratings of some NRSROs appears in Appendix A attached hereto.

         Under Rule 2a-7 the Prime Portfolio and the
Government Portfolio may not invest more than five percent of their respective assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities. When the amendments to Rule 2a-7 adopted by the Securities and Exchange Commission in March of 1996 become effective, this limitation will also apply to the Tax-Free Portfolio. In addition, the Prime Portfolio and the Government Portfolio may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof either the Prime Portfolio or the Government Portfolio would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities. The foregoing limitation on investment in second tier securities will not apply upon the effectiveness of the amendments to Rule 2a-7 with respect to the Tax-Free Portfolio except with respect to investment in certain types of municipal securities issued to financial non- governmental private projects.

                      Prime Portfolio

         The Prime Portfolio may make the following investments diversified by maturities and issuers:

         1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S.

Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the bank for cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Bank, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

         2. Certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation and certificates of deposit and bankers' acceptances denominated in U.S. dollars and issued by U.S. branches of foreign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which the Portfolio may invest. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. Such certificates may include, for example, those issued by foreign subsidiaries of such banks which are guaranteed by them. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         3. Commercial paper, including variable amount master demand notes, of prime quality [rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or

Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by domestic and foreign companies which have an outstanding debt issued rated AAA or AA by Standard & Poor's or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies. For a description of such ratings see Appendix A. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see below, "Additional Investment Policies."

         The Portfolio may invest up to 5% of its net assets in high quality (as determined by the requisite number of NRSROs or, if not rated, determined to be of high quality by the Adviser) participation interests having remaining maturities not exceeding one year in loans extended by banks to U.S. and foreign companies. The staff of the Securities and Exchange Commission is currently considering certain issues relating to the effect on a registered investment company of investing in participation interests on the company's ability to meet the diversification requirements of the Act and the Internal Revenue Code and its fundamental policy regarding the concentration of its assets in particular industries. The Adviser believes that the purchase of loan participation interests in accordance with the Portfolio's investment policies will not give rise to the possibility that, as a result of such purchases, the Portfolio will no longer meet the diversification requirements of the Act and the Internal Revenue Code or violate any fundamental policy regarding the concentration of the Portfolio's assets in particular industries, but nevertheless has undertaken to invest in participation interests only after the resolution of these issues by the staff. In a typical corporate loan syndication, a number of institutional lenders lend a corporate borrower a specified sum pursuant to the term and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank as well as sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants which must be met by the borrower.

         The participation interests acquired by the Portfolio may, depending on the transaction, take the form of a direct co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant or a participation in the seller's share of the loan. Typically, the Portfolio will look to the agent bank to collect principal of and interest on a participation interest, to monitor compliance with loan covenants, to enforce all credit remedies, such as foreclosures on collateral, and to notify co-lenders of any adverse changes in the borrower's financial condition or declarations of insolvency. The agent bank in such cases will be qualified under the Act to serve as a custodian for a registered investment company such as the Fund. The agent bank is compensated for these services by the borrower pursuant to the terms of the loan agreement.

         When the Portfolio acts as a co-lender in connection with a participation interest, or when the Portfolio acquires a participation interest the terms of which provide that the Portfolio will be in privity with the corporate borrower, the Portfolio will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In cases where the Portfolio lacks such direct recourse, the Portfolio will look to the agent bank to enforce appropriate credit remedies against the borrower.

         The Adviser believes that the principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. The Portfolio may incur additional credit risk, however, when the Portfolio is in the position of participant rather than a co-lender because the Portfolio must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Portfolio and the co-lender. However, in acquiring participation interests the Adviser will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the participation interest meet the Portfolio's high quality standard and will continue to do so as long as it holds a participation.

         4. Repurchase agreements pertaining to the above securities. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."

         The Portfolio may make investments in certificates of deposit issued by foreign branches of domestic banks and certificates of deposit or bankers' acceptances issued by U.S. branches of foreign banks specified in paragraph 2 above, and commercial paper issued by foreign companies meeting the rating criteria specified in paragraph 3 above.
To the extent that the Portfolio invests in such instruments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, less government supervision of issuers, difficulty in enforcing contractual obligations and lack of uniform accounting standards.

         The Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Portfolio's current intention to limit its investment in such securities to not more than 5% of its net assets.

         Floating and Variable Rate Obligations.  The
Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days notice. Variable rate demand notes include mater demand notes which are obligations that permit the Prime Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Prime Portfolio, as lender, and the borrower.

These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Prime Portfolios right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         The Portfolio's investment objectives may not be changed without the affirmative vote of a majority of the Portfolio's outstanding shares as defined below. Except as otherwise provided, the investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Directors without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

                   Government Portfolio

         The Government Portfolio pursues its objectives by maintaining a portfolio of the following investments diversified by maturities not exceeding one year (which maturities, pursuant to Rule 2a-7 under the Act, may extend to 397 days).

         As a matter of operating policy which may be changed without shareholder approval, the Government
Portfolio attempts to invest in securities that the Adviser believes are legal investments for federal credit unions as set forth in Sections 107(7) and (8) of the Federal Credit
Union Act and Part 703 of the National Credit Union
Administration regulations.

         The Government Portfolio may make the following investments:

         1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

         2. Repurchase agreements pertaining to the above securities. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."

                    Tax-Free Portfolio

         As a matter of fundamental policy, the Tax-Free Portfolio, except when assuming a temporary defensive position, must maintain at least 80% of its total assets in high-grade municipal securities having maturities of one year or less (which maturities, pursuant to Rule 2a-7 under the Act, may extend to 397 days), as opposed to taxable investments described below. Normally, substantially all of its income will be tax-exempt as described below.

         To the extent consistent with its other objectives, the Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-grade municipal securities. Such income may be subject to state or local income taxes.

Municipal Securities

         The term "municipal securities," as used in the Prospectus and this Statement of Additional Information, means obligations issued by or on behalf of states, territories, and possessions of the United States or their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income taxes.
The municipal securities in which the Portfolio invests are limited to those obligations which at the time of purchase:

    1. are backed by the full faith and credit of the United States; or

    2. are municipal notes rated MIG-1/VMIG-1 or MIG-2/VMIG-2 by Moody's or SP-1 or SP-2 by Standard

         & Poor's or, if not rated, are of equivalent investment quality as determined by the Adviser and ultimately reviewed by the Directors; or

    3. are municipal bonds rated Aa or higher by Moody's, AA or higher by Standard & Poor's or, if not rated, are of equivalent investment quality as determined by the Adviser and ultimately reviewed by the Directors; or

    4. are other types of municipal securities, provided that such obligations are rated Prime-1 by Moody's, A-1 or higher by Standard & Poor's or, if not rated, are of equivalent investment quality as determined by the Adviser and ultimately reviewed by the Directors. (See Appendix B for a description of municipal securities and Appendix A for a description of these ratings.)

    No Portfolio will invest 25% or more of its total assets in the securities of non-governmental issuers conducting their principal business activities in any one industry.

Alternative Minimum Tax

    Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds" will be treated as an item of tax preference for purposes of the alternative minimum tax ("AMT") imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. The Portfolio may purchase "private activity" municipal securities because such issues may provide somewhat higher yields than other comparable municipal securities. However, the Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear interest subject to the AMT.

    Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-subject bonds. AMT-subject bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-subject bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of AMT-subject bonds is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-subject bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which Fund assets may be invested.

Taxable Securities

    Although the Portfolio expects to be largely invested in municipal securities, the Portfolio may elect to invest up to 20% of its total assets in taxable money market securities when such action is deemed to be in the best interests of shareholders. Such taxable money market securities also are limited to remaining maturities of one year (which maturities may extend to 397 days pursuant to Rule 2a-7) or less at the time of the Portfolio's investment, and the Portfolio's municipal and taxable securities are maintained at a dollar-weighted average of 90 days or less. Taxable money market securities purchased by the Portfolio are limited to those described below:

    1. marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; or

    2. certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance
         Corporation; or

    3. commercial paper of prime quality rated A-1 or higher by Standard & Poor's or Prime-1 by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AA or higher by Standard & Poor's, or Aa or higher by Moody's.
         (See Appendix A for description of these ratings.)

         The Portfolio may also enter into repurchase agreements pertaining to the types of securities in which it may invest. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."

Variable Rate Obligations

         The interest rate payable on certain municipal securities in which the Portfolio may invest, called "variable rate" obligations, is not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate municipal security is adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of the Portfolio to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The main benefit of a variable rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate municipal securities enhances the ability of the Portfolio to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount. The payment of principal and interest by issuers of certain municipal securities purchased by the Portfolio may be guaranteed by letter of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Portfolio's investment quality requirements.

         Variable rate obligations purchased by the Portfolio may include participation interests in variable rate industrial development bonds that are backed by irrevocable letters of credit or guarantees of banks that meet criteria for banks described above in "Taxable Securities." Purchase of a participation interest gives the Portfolio an undivided interest in certain such bonds. The Portfolio can exercise the right, on not more than 30 days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of the Portfolio's participation interest in the instrument, plus accrued interest, but will do so only (i) as required to provide liquidity to the Portfolio, (ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks retain portions of the interest paid on such variable rate industrial development bonds as their fees for servicing such instruments and the issuance of related letters of credit and repurchase commitments. No single bank will issue its letters of credit with respect to variable rate obligations or participation interests therein covering more than 10% of the total assets of the Portfolio. The Portfolio will not purchase participation interests in variable rate industrial development bonds unless the interest earned by the Portfolio from the bonds in which it holds participation interests is considered to be exempt from Federal income taxes. The Adviser will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Portfolio on the basis of published financial information, rating agency reports and other research services to which the Adviser may subscribe.

Standby Commitments

         The Portfolio may purchase municipal securities together with the right to resell them to the seller at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "standby commitment," and the aggregate price which the Portfolio pays for securities with a standby commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires standby commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the Portfolio's policy is to enter into standby commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

         The acquisition of a standby commitment does not affect the valuation or maturity of underlying municipal securities which continue to be valued in accordance with the amortized cost method. Standby commitments acquired by the Portfolio are valued at zero in determining net asset value. Where the Portfolio pays directly or indirectly for a standby commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Standby commitments do not affect the average weighted maturity of the Portfolio's portfolio of securities. The Portfolio does not currently intend to invest more than 5% of its net assets in standby commitments in the coming year.

General

         Yields on municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond and municipal note market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. The achievement of the Portfolio's investment objectives is dependent in part on the continuing ability of the issuers of municipal securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the Securities and Exchange
Commission, although there have been proposals which would require registration in the future.

         After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event requires sales of such security by the Portfolio, but the Adviser will consider such event in its determination of whether the Portfolio should continue to hold the security. To the extent that the ratings given by Moody's or Standard & Poor's may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings.

         Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal or the interest on its municipal securities may be materially affected.

         Except as otherwise provided above, the Portfolio's investment objectives and policies are not designated
"fundamental policies" within the meaning of the Act and may, therefore, be changed without a shareholder vote.
However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

              Additional Investment Policies

         The following investment policies supplement those set forth above for each Portfolio. Except as otherwise indicated below, such additional policies apply to all Portfolios.

Repurchase Agreements

         A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor on an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. It is each Portfolio's current practice, which may be changed at any time without shareholder approval, to enter into repurchase agreements only with such primary dealers and State Street Bank. For each repurchase agreement, each Portfolio requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed one year, the term of the repurchase agreement is always less than one year. In the event that a counterparty defaulted on its repurchase obligation, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor became bankrupt, a Portfolio might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of a Portfolio's assets. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

Reverse Repurchase Agreements

         Each Portfolio may also enter into reverse repurchase agreements, which involve the sale of money market securities held by a Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Portfolios do not currently intend to enter into such agreements during the coming year.

When-Issued Securities

         Certain issues that the Government and Tax-Free Portfolios are permitted to purchase are offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs from within ten days to one month after the purchase of the issue. The Government Portfolio will not make any such commitments of more than thirty days. During the period between purchase and settlement, no payment is made by a Portfolio to the issuer and, thus, no interest accrues to a Portfolio from the transaction. When-issued securities may be sold prior to the settlement date, but each Portfolio makes when-issued commitments only with the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of each Portfolio, U.S. Government securities or other liquid high grade debt securities having value equal to or greater than commitments held by that Portfolio. Similarly, a separate account will be maintained to meet obligations in respect of reverse repurchase agreements. On delivery dates for such transactions, a Portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from the available cash flow. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it can incur a gain or loss. At the time a Portfolio makes the commitment to purchase a security on a when-issued basis, it records the transaction and reflects the value of the security in determining its net asset value. No when-issued commitments will be made if, as a result, more than 15% of a Portfolio's net assets would be so committed.

Liquid Restricted Securities

         The Prime Portfolio may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors.
Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act of 1933 (the
"Securities Act").

         In recent years, a large institutional market has developed for certain types of restricted securities including, among others, private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because they are sold in transactions not requiring registration. For example, commercial paper issues in which the Prime Portfolio may invest include, among others, securities issued by major corporations without registration under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) of such Act and commercial paper issued in reliance on the private placement exemption from registration which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must also be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Institutional investors, rather than selling these instruments to the general public, often depend on an efficient institutional market in which such restricted securities can be readily resold in transactions not involving a public offering. In many instances, therefore, the existence of contractual or legal restrictions on resale to the general public does not, in practice, impair the liquidity of such investments from the perspective of institutional holders.

         In 1990, in part to enhance the liquidity in the institutional markets for restricted securities, the SEC adopted Rule 144A under the Securities Act to establish a safe harbor from the Securities Act's registration requirements for resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be resold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Prime Portfolio, however, could affect adversely the marketability of such portfolio securities and the Prime Portfolio might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of Rule 144A and the consequent inception of the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities.

         The Prime Portfolio's Directors have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Directors have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Directors. The Adviser takes into account a number of factors in determining whether a restricted security being considered for purchase is liquid, including at least the following:

         (i) the frequency of trades and quotations for the security;

        (ii) the number of dealers making quotations to purchase or sell the security;

       (iii) the number of other potential purchasers of the security;

        (iv) the number of dealers undertaking to make a market in the security;

         (v) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer); and

        (vi)  any applicable Securities and Exchange
              Commission interpretation or position with respect to such types of securities.

         To make the determination that an issue of Section
4(2) paper is liquid, the Adviser must conclude that the following conditions have been met:

         (i) the Section 4(2) paper must not be traded flat or in default as to principal or interest; and

        (ii) the Section 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, Alliance must determine that the security is of equivalent quality.

         The Adviser must also consider the trading market for the specific security, taking into account all relevant factors.

         Following the purchase of a restricted security by the Prime Portfolio, the Adviser monitors continuously the liquidity of such security and reports to the Directors regarding purchases of liquid restricted securities.

General

         While there are many kinds of short-term securities used by money market investors, the Portfolios, in keeping with their primary investment objective of safety of principal, generally restrict their investments to the types summarized above. Net income to shareholders is aided both by each Portfolio's ability to make investments in large denominations and by efficiencies of scale. Also, each Portfolio may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets. The market value of each Portfolio's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates. There can be no assurance, as is true with all investment companies, that a Portfolio's objectives will be achieved.

____________________________________________________________

                  INVESTMENT RESTRICTIONS
____________________________________________________________

         Unless otherwise specified to the contrary, the following restrictions may not be changed with respect to a Portfolio without the affirmative vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Portfolio's assets will not constitute a violation of that restriction.

Prime Portfolio

         The Portfolio may not:

         1. purchase any security which has a maturity date more than one year1 from the date of the Portfolio's purchase;

         2. invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry provided that for purposes of this restriction (a) there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or bank obligations, including certificates of deposit, bankers'acceptances and interest-bearing savings deposits (such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same regulation as U.S. banks) and (b) consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries;

_________________________

1. Which maturity, pursuant to Rule 2a-7, may extend to 397 days.

         3. invest more than 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation;

         4. invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         5. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in an aggregate amount not to exceed 15% of the Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist;

         6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 15% of the Portfolio's assets;

         7. make loans, provided that the Portfolio may purchase money market securities and enter into repurchase agreements;

         8. enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments; or

         9.   (a) make investments for the purpose of
exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, including futures contracts, interests in oil, gas and other mineral exploration or other development programs; (d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, call, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and directors of the Fund and employees of the Adviser who own individually more than 1/2% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

Government Portfolio

         The Portfolio may not:

         1. purchase any security which has a maturity date more than one year2 from the date of the Portfolio's purchase;

         2. purchase securities other than marketable obligations of, or guaranteed by, the United States
Government, its agencies or instrumentalities, or repurchase agreements pertaining thereto;

         3. enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments or with any one seller if, as a result thereof, more than 5% of the Portfolio's assets would be invested in repurchase agreements purchased from such seller;3 and may not enter into any reverse repurchase agreements if, as a result thereof, the Portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the Portfolio's assets;


_________________________

2. Which maturity, pursuant to Rule 2a-7, may extend to 397 days.

3. Pursuant to Rule 2a-7, acquisition of a fully collateralized repurchase agreement is deemed to be the acquisition of the underlying securities.

         4. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 10% of the Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist;

         5. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 10% of the Portfolio's assets;

         6. make loans, provided that the Portfolio may purchase securities of the type referred to in paragraph 2 above and enter into repurchase agreements with respect thereto; or

         7.   act as an underwriter of securities.

Tax-Free Portfolio

         The Portfolio may not:

         1. purchase any security which has a maturity date more than one year4 from the date of the Portfolio's purchase;

         2.   invest more than 25% of its total assets in
the securities of issuers conducting their principal
business activities in any one industry, provided that for
purposes of this policy (a) there is no limitation with
respect to investments in municipal securities (including
industrial development bonds), securities issued or
guaranteed by the U.S. Government, its agencies or
instrumentalities, and bank obligations, including
certificates of deposit, bankers' acceptances and
interest-bearing savings deposits, (such bank obligations
are issued by domestic banks, including U.S. branches of
foreign banks subject to the same regulation as U.S. banks)
_________________________

4. Which maturity, pursuant to Rule 2a-7, may extend to 397 days.

and (b) consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries.
For purposes of this restriction and those set forth in restrictions 4 and 5 below, the Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer;

         3. invest more than 25% of its total assets in municipal securities (a) whose issuers are located in the same state, or (b) the interest upon which is paid from revenues of similar-type projects;

         4. invest more than 5% of its total assets in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) except that with respect to 25% of its total assets it may invest not more than 10% of such total assets in the securities of any one issuer. For purposes of such 5% and 10% limitations, the issuer of the letter of credit or other guarantee backing a participation interest in a variable rate industrial development bond is deemed to be the issuer of such participation interest;

         5. purchase more than 10% of any class of the voting securities of any one issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

         6. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements for extraordinary or emergency purposes in an aggregate amount not to exceed 15% of the Portfolio's total assets. Such borrowings may be used, for example, to facilitate the orderly maturation and sale of portfolio securities during periods of abnormally heavy redemption requests, if they should occur, such borrowings may not be used to purchase investments and the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist;

         7. pledge, hypothecate, mortgage or otherwise encumber its assets except to secure borrowings, including reverse repurchase agreements, effected within the limitations set forth in restriction 6. To meet the requirements of regulations in certain states, the Portfolio, as a matter of operating policy, will limit any such pledging, hypothecating or mortgaging to 10% of its total assets, valued at market, so long as shares of the Portfolio are being sold in those states;

         8. make loans of money or securities except by the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies and by investment in repurchase agreements;

         9. enter into repurchase agreements (i) not terminable within seven days if, as a result thereof, more than 10% of the Portfolio's total assets would be committed to such repurchase agreements (whether or not illiquid) or other illiquid investments, or (ii) with a particular vendor5 if immediately thereafter more than 5% of the Portfolio's assets would be committed to repurchase agreements entered into with such vendor; or

         10.  (a) make investments for the purpose of
exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts; (d) purchase any restricted securities or securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts (except for standby commitments as described in the Prospectus and above), calls straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuer if those officers and directors of the Fund and of the Adviser who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.




_________________________

5. Pursuant to Rule 2a-7, acquisition of a fully collateralized repurchase agreement is deemed to be the acquisition of the underlying securities.

____________________________________________________________

                        MANAGEMENT
____________________________________________________________

Directors and Officers

         The Directors and principal officers of the Fund and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105. Those Directors whose names are followed by an asterisk are "interested persons" of the Fund as determined under the Act. Each Director and officer is affiliated as such with one or more of the other registered investment companies that are advised by the Adviser.

Directors

         JOHN D. CARIFA (52),6 is the President, the Chief
Operating Officer and a Director of Alliance Capital
Management Corporation ("ACMC"),7 with which he has been associated since prior to 1992.

         RUTH BLOCK (66), is a Director of Ecolab
Incorporated (specialty chemicals) and Amoco Corporation
(oil and gas).  Previously, she was an Executive Vice
President and Chief Insurance Officer of The Equitable Life
Assurance Society of the United States since prior to 1992.
Her address is Box 4653, Stamford, Connecticut 06903.

         DAVID H. DIEVLER (67), was formerly a Senior Vice
President of ACMC, with which he had been associated since prior to 1992. He is currently an independent consultant.
His address is P.O. Box 167, Spring Lake, New Jersey
07762.

         JOHN H. DOBKIN (55), has been the President of
Historic Hudson Valley (historic preservation) since prior to 1992. From 1987 to 1992, he was a Director of ACMC. His

_________________________

6.  An interested person as defined in the Act.

7.  For purposes of this Statement of Additional
    Information, ACMC refers Alliance Capital Management
    Corporation, the sole general partner of the Adviser, and to the predecessor general partner of the Adviser of the same name.

address is 105 West 55th Street, New York, New York
10019.

         WILLIAM H. FOULK, JR. (65), is an Independent
Consultant.  He was formerly Senior Manager of Barrett
Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1992. His address is 2 Hekma Road, Greenwich, CT 06831.

         DR. JAMES M. HESTER (73), is President of the Harry Frank Guggenheim Foundation and a Director of Union Carbide Corporation with which he has been associated since prior to 1992. He was formerly President of New York University, the New York Botanical Garden and Rector of the United Nations University. His address is 45 East 89th Street, Apt. 39C, New York, New York 10128.

         CLIFFORD L. MICHEL (58), is a Partner of the law firm of Cahill Gordon & Reindel, with which he has been associated since prior to 1992. He is also President, Chief Executive Officer and Director of Wenonah Development Company (investment holding company) since 1976 and a Director and Member of the Human Resources, Environmental and Safety, and Executive Committees of Placer Dome, Inc. (mining) and since 1996 he is Director, vice Chairman and Treasurer of Atlantic Health Systems Inc. and Atlantic Hospital. From 1988-1994 he was Director of Faber-Castell Corporation (writing instruments),from 1988 to 1993 he was President of the Board of Trustees of St. Marks School and from 1991 to 1996 he was Chairman of the Board of Trustees of Morristown Memorial Hospital (and Memorial Health Foundation). His address is St. Bernard's Road, Gladstone, New Jersey 07934.

         DONALD J. ROBINSON (63), is currently Senior
Counsel of the law firm of Orrick, Herrington & Sutcliffe, from July 1987 to December 1994 he was Senior Partner of that firm and from January to December 1994 he was a Member of the Executive Committee. He was a Trustee of the Museum of the City of New York from 1977 to 1995. His address is 666 Fifth Avenue, 19th Floor, New York, New York 10103.

Officers

         RONALD M. WHITEHILL - President (59), is a Senior
Vice President of ACMC and President of Alliance Cash
Management Services, with which he has been associated since

1993.  Previously, he was Senior Vice President and Managing
Director of Reserve Fund since prior to 1992.

         KATHLEEN A. CORBET - Senior Vice President (37), has been a Senior Vice President of ACMC since July 1993.
Previously, she held various responsibilities as head of Equitable Capital Management Corporation's Fixed Income
Management Department, Private Placement Secondary Trading and Fund Management since prior to 1992.

         DREW A. BIEGEL - Senior Vice President (46), is a
Vice President of ACMC, with which he has been associated since prior to 1992.

         RAYMOND J. PAPERA - Senior Vice President (41), is a Vice President of ACMC with which he has been associated since prior to 1992.

         KENNETH T. CARTY - Vice President (37), is an
Assistant Vice President of ACMC with which he has been associated since prior to 1992.

         JOHN F. CHIODI, JR. - Vice President (31), is a
Vice President of ACMC with which he has been associated since prior to 1992.

         MARIA R. CONA - Vice President (42), is an
Assistant Vice President of ACMC with which she has been associated since prior to 1992.

         FRANCIS M. DUNN - Vice President (27), is an
Administrative Officer of ACMC with which she has been associated since June 1992. Previously, she was a mutual fund accountant for Dreyfus.

         JOSEPH R. LASPINA - Vice President (37), is an
Assistant Vice President of ACMC with which he has been associated since prior to 1992.

         EDMUND P. BERGAN, Jr. - Secretary (47), is a Senior Vice President and the General Counsel of Alliance Fund Distributors, Inc. ("AFD") and Alliance Fund Services, Inc. ("AFS"), with which he has been associated since prior to 1992.

         MARK D. GERSTEN - Treasurer and Chief Financial
Officer (46), is a Senior Vice President of AFS and AFD, with which he has been associated since prior to 1992.

         VINCENT S. NOTO - Controller (32), is a Money
Market Fund Manager, Mutual Funds of Alliance Fund Services,
Inc., with which he has been associated since prior to 1992.

         The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended April 30, 1997, the aggregate compensation paid to each of the Directors during calendar year 1996 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of funds in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.

                                                       Total Number of Funds
                                    Total              in the Alliance Fund
                                    Compensation       Complex, Including the
                      Aggregate     from the Alliance  Fund, as to which
Name of Director      Compensation  Fund Complex,      the Director is a
of the Fund           from the Fund Including the Fund Director or Trustee
_______________       _____________ __________________ ______________________

   John D. Carifa         $-0-            $-0-                  50
Ruth Block                $2,259          $157,500              38
David H. Dievler          $2,259          $182,000              44
John H. Dobkin            $2,286          $121,250              31
William H. Foulk, Jr.     $2,298          $144,250              32
James M. Hester           $2,250          $148,500              39
Clifford L. Michel        $2,076          $146,068              39
Donald J. Robinson        $1,320-         $137,250              39
Robert C. White           $1,635          $130,750              36
         Mr. Robinson was elected as a Director of the Fund on September 10, 1996.

         As of August 15, 1997, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of each Portfolio.

The Adviser

         Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") as the Fund's Adviser (see "Management of the Fund" in the Prospectus). ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"), a holding company controlled by AXA-UAP, a French insurance holding company. As of March 1, 1997 ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 58% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"), and approximately 33% and 9% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, including employees of the Adviser who serve as Directors of the Fund.

         As of March 1, 1997, AXA-UAP and its subsidiaries owned 60.7% of the issued and outstanding shares of the capital stock of ECI. ECI is a public company with shares traded on the Exchange. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial services companies. AXA-UAP's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically with activities, principally in Western Europe, North America and the Asia/Pacific area. AXA-UAP is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

         Based on information provided by AXA-UAP, on March 1, 1997, 22.5% of the issued ordinary shares (representing 33.0% of the voting power) of AXA-UAP were controlled directly and indirectly by Finaxa, a French holding company. As of March 1, 1997, 61.4% of the shares (representing 72.0% of the voting power) of Finaxa were owned by four French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.9% of the shares, representing 40.0% of the voting power), and 23.7% of the shares of Finaxa (representing 14.6% of the voting power) were owned by Banque Paribas, a French bank ("Paribas"). Including the ordinary shares owned by Finaxa, on March 1, 1997, the Mutuelles AXA directly or indirectly controlled 26.0% of the issued ordinary shares (representing 38.1% of the voting power) of AXA-UAP. Acting as a group, the Mutuelles AXA control AXA-UAP and Finaxa.

         In November 1996, AXA offered (the "Exchange
Offer") to acquire 100% of the ordinary shares ("UAP Shares") of FF10 each of Compagnie UAP, a socPete anonyme organized under the laws of France ("UAP"), in exchange for ordinary shares ("Shares") and Certificates of Guaranteed Value ("Certificates") of AXA. Each UAP shareholder that tendered UAP Shares in the Exchange Offer received two Shares and two Certificates for every five UAP Shares so tendered. On January 24, 1997, AXA acquired 91.37% of the outstanding UAP Shares. AXA-UAP currently intends to merge (the "Merger") with UAP at some future date in 1997. It is anticipated that approximately 11,706,826 additional Shares will be issued in connection with the Merger to UAP shareholders who did not tender UAP Shares in the Exchange Offer. If the Merger had been completed at March 1, 1997, Finaxa would have beneficially owned (directly and indirectly) approximately 21.7% of the Shares (representing approximately 32.0% of the voting power), and the Mutuelles AXA would have controlled (directly or indirectly through their interest in Finaxa) 25.1% of the issued ordinary shares (representing 36.8% of the voting power) of AXA- UAP. On January 17, 1997, AXA announced its intention to redeem its outstanding 6% Bonds (the "Bonds"). Between February 14, 1997 and May 14, 1997, holders of the Bonds has the option to convert each Bond into 5.15 Shares. On May 15, 1997, each Bond still outstanding was redeemed into cash at FF1,285 plus FF9.29 accrued interest. Finaxa converted the Bonds it had owned into 2,153,308 Shares. After giving effect to the conversion of all outstanding Bonds into Shares and to the Merger as if it had been completed at March 1, 1997, Finaxa would have beneficially owned (directly and indirectly) approximately 21.4% of the Shares (representing 31.3% of the voting power), and the Mutuelles AXA would have controlled (directly or indirectly through their interest in Finaxa) 24.7% of the issued ordinary shares (representing 36.0% of the voting power) of AXA-
UAP.

         The Adviser is a leading international investment manager supervising client accounts with assets as of June 30, 1997 totaling more than $199 billion (of which more than $71 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds and included, as of June 30, 1997, 29 of the FORTUNE 100 companies. The Adviser and its subsidiaries employ approximately 1,450 employees who operate out of domestic offices and the overseas offices of subsidiaries in Bombay, Istanbul, London, Paris, Sao Paulo, Sydney, Tokyo, Toronto, Bahrain, Luxembourg and Singapore. The 54 registered investment companies managed by the Adviser comprising 116 separate investment portfolios currently have more than two million shareholders.

         Under the Advisory Agreement, the Adviser provides each Portfolio of the Fund and pays all compensation of Directors of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, each Portfolio pays the Adviser at an annual rate of .20 of 1% of the average daily value of its net assets. The fee is accrued daily and paid monthly. The Adviser has undertaken, until, at its request, the Fund notifies investors to the contrary that if, in any fiscal year, the aggregate expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee, exceed .20 of 1% of a Portfolio's average net assets for the fiscal year, the Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will bear, such excess expenses.
For the fiscal year ended April 30, 1997, the Adviser reimbursed $661,792, all of which represented advisory fees, $289,896, all of which represented advisory fees and $257,876 all of which represented advisory fees for the Prime, Government and Tax-Free Portfolios, respectively.
For the fiscal year ended April 30, 1996 the Adviser reimbursed $374,443, all of which represented advisory fees; $241,498, all of which represented advisory fees and $253,985, of which $183,789 represented advisory fees for the Prime, Government and Tax-Free Portfolios, respectively. For the fiscal year ended April 30, 1995, the Adviser reimbursed $239,602, all of which represented advisory fees; $168,311 all of which represented advisory fees and

$181,950, of which $64,550 represented advisory fees for the Prime, Government and Tax-Free Portfolios, respectively.
The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios of the Fund to compensate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of shares of the Fund, including paying for the preparation, printing and distribution of prospectuses and other literature or other promotional activities. The Portfolios also pay for printing of prospectuses and other reports to shareholders and all expenses and fees related to registrations and filings with the Securities and Exchange Commission and with state regulatory authorities. The Portfolios pay all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, administrative, accounting, and other office costs; fees and expenses of Directors who are not affiliated with the Adviser; costs of maintenance of the Fund's existence; and interest charges, taxes, brokerage fees, and commissions.
As to the obtaining of clerical and accounting services not required to be provided to each Portfolio by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser; if so done, the services are provided to the Fund at cost and the payments therefor must be specifically approved in advance by the Directors.

         The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement replaced an earlier agreement (the "First Advisory Agreement") that terminated because of its technical assignment as a result of AXA's acquisition of control over Equitable. In anticipation of the assignment of the First Advisory Agreement, the advisory agreement was approved by the unanimous vote, cast in person, of the Fund's Directors (including the Directors who are not parties to the Advisory Agreement or interested persons as defined in the Act of any such party) at a meeting called for the purpose held on September 10, 1991. At a meeting held on December 7, 1993, a majority of the outstanding voting securities of the Prime, Government and Tax- Free Portfolios approved the Advisory Agreement.

         The Advisory Agreement remains in effect until December 31, 1997, and thereafter for successive twelve month periods computed from each January 1, provided that such continuance is specifically approved at least annually by a vote of a majority of each Portfolio's outstanding voting securities or by the Fund's Board of Directors, including in either case approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons as defined in the Act. The Advisory
Agreement may be terminated with respect to any Portfolio without penalty on 60 days' written notice at the option of either party or by vote of a majority of the outstanding voting securities of such Portfolio; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

____________________________________________________________

             PURCHASE AND REDEMPTION OF SHARES
____________________________________________________________

         The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of a Portfolio's shares to the public in response to conditions in the securities markets or for other reasons.

         Shareholders maintaining accounts in a Portfolio of the Fund through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution.

         Except with respect to telephone orders, investors whose payment in Federal funds or bank wire monies are received by State Street Bank by 4:00 p.m. (New York time) will become shareholders on, and will receive the dividend declared, that day, with respect to the Prime and Government
Portfolios.   An investor's purchase order with respect to
the Tax-Free Portfolio must be received by State Street Bank by 12:00 Noon (New York time). A telephone order for the purchase of shares will become effective, and the shares purchased will receive the dividend on shares declared on that day, if such order is placed by 4:00 p.m. (New York time) and Federal funds or bank wire monies are received by State Street bank prior to 4:00 p.m. (New York time) of such day, with respect to the Prime and Government Portfolios. With respect to the Tax-Free Portfolio, a telephone order for the purchase of shares will become effective, and the shares purchased will receive the dividend on shares declared on that day, if such order is placed by 12:00 Noon (New York time) and Federal funds or bank wire monies are received by State Street bank prior to 12:00 Noon (New York
time) of such day.   Federal funds are a bank's deposits in
a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

         All shares purchased are confirmed to each shareholder and are credited to his or her account at net asset value. To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, stock certificates, for which no charge is made, are not issued except upon the written request of the shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal. The Fund reserves the right to reject any purchase order.

         The Fund reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period.
For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.

         A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday exclusive of national holidays on which the New York Stock Exchange is closed and Good Friday; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday in Massachusetts, neither purchases nor wire redemptions can become effective because Federal funds cannot be received or sent by State Street Bank. On such days, therefore, the Fund can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Securities and Exchange Commission) exists, or the Securities and Exchange Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his cost, depending on the market value of the securities held by the Fund at such time and the income earned.

____________________________________________________________

    DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE
____________________________________________________________

         All net income of each Portfolio, except the Tax-Free Portfolio, is determined at 12:00 Noon and 4:00 p.m. (New York time) and is paid immediately thereafter pro rata to shareholders of record of that Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. All net income of the Tax-Free Portfolio is determined at 12:00 Noon (New York time) and is paid immediately thereafter pro rata to shareholders of record of the Tax-Free Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

         A Portfolio's net income consists of all accrued interest income on assets less expenses allocable to that Portfolio (including accrued expenses and fees payable to the Adviser) applicable to that dividend period. Realized gains and losses of each Portfolio are reflected in its net asset value and are not included in net income. Net asset value per share of each Portfolio is expected to remain constant at $1.00 since all net income of each Portfolio is declared as a dividend each time net income is determined and net realized gains and losses, if any, are expected to be relatively small.

         The valuation of each Portfolio's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of a Portfolio may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

         Each Portfolio of the Fund utilizes the amortized cost method of valuation of portfolio securities in accordance with the provisions of Rule 2a-7 under the Act. Pursuant to such rule, each Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities of high quality. Each Portfolio also purchases instruments having remaining maturities of no more than one year, which maturities may extend to 397 days. The Portfolios determine the maturity of a security which has a variable or floating rate of interest pursuant to Rule 2a-7. The Fund maintains procedures designed to stabilize, to the extent reasonably possible, the price per share of each Portfolio as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of a Portfolio's portfolio holdings by the Directors at such intervals as they deem appropriate to determine whether and to what extent the net asset value of each Portfolio calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. If such deviation as to any Portfolio exceeds 1/2 of 1%, the Directors will promptly consider what action, if any, should be initiated. In the event the Directors determine that such a deviation may result in material dilution or other unfair results to new investors or existing shareholders, they will consider corrective action which might include (1) selling instruments held by the affected Portfolio prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; (2) withholding dividends of net income on shares of that Portfolio; or (3) establishing a net asset value per share of the Portfolio by using available market quotations or equivalents.

         The net asset value of the shares of each Portfolio, except the Tax-Free Portfolio, is determined each Fund business day (and on such other days as the Directors deem necessary) at 12:00 Noon and 4:00 p.m. (New York time). The net asset value of the shares of the Tax-Free Portfolio is determined each Fund business day (and on such other days as the Directors deem necessary) at 12:00 Noon (New York time). The net asset value per share of a Portfolio is calculated by taking the sum of the value of the Portfolio's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

____________________________________________________________

                           TAXES
____________________________________________________________

Federal Income Tax Considerations

         The Prime, Government and Tax-Free Portfolios qualified for the fiscal year ended April 30, 1997 as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code") and, as such, will not be liable for Federal income and excise taxes on the investment company taxable income and net capital gains distributed to their shareholders. Since each Portfolio of the Fund distributes all of its investment company taxable income and net capital gains, each Portfolio should thereby avoid all Federal income and excise taxes.

         Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since each Portfolio's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations. Long-term capital gains, if any, distributed by a Portfolio to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time he may have held his shares. Any loss realized on shares held for six months or less will be treated as a long-term loss for Federal income tax purposes to the extent of any long-term capital gain distributions received on such shares. Distributions of short and long-term capital gains, if any, are normally made once each year shortly before the close of the Fund's fiscal year, although such distributions may be made more frequently if necessary in order to maintain the Portfolio's net asset value at $1.00 per share.

         With respect to the Tax-Free Portfolio, for shareholder's Federal income tax purposes, distributions to shareholders out of tax-exempt interest income earned by such Portfolio generally is not subject to Federal income tax. Any loss realized on shares of the Tax-Free Portfolio that are held for six months or less will not be realized for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. Shareholders of the Tax-Free Portfolio may be subject to state and local taxes on distributions. Each investor should consult his own tax adviser to determine the status of distributions in his particular state or locality. See, however, above "Alternative Minimum Tax."

         Interest on indebtedness incurred by shareholders to purchase or carry shares of the Tax-Free Portfolio is not deductible for Federal income tax purposes. Under rules of the Internal Revenue Service for determining when borrowed funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Further, with respect to the Tax-Free Portfolio, persons who are "substantial users" (or related persons) of facilities financed by private activity bonds (within the meaning of Section 147(a) of the Internal Revenue Code) should consult their tax advisers before purchasing shares of the Tax-Free Portfolio.

         Substantially all of the dividends paid by the Tax-Free Portfolio are anticipated to be exempt from Federal income taxes. Shortly after the close of each calendar year, a notice is sent to each shareholder advising him of the total dividends paid into his or her account for the year and the portion of such total that is exempt from Federal income taxes. This portion is determined by the ratio of the tax-exempt income to total income for the entire year and, thus, is an annual average rather than day-by-day determination for each shareholder.

____________________________________________________________

                    GENERAL INFORMATION
____________________________________________________________

         Portfolio Transactions. Subject to the general supervision of the Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Portfolios.
Because the Portfolios invest in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Portfolio's shares since the portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters;
transactions with dealers normally reflect the spread between bid and asked prices.

         The Portfolios have no obligation to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of each Portfolio to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with a Portfolio. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

Capitalization

         All shares of each Portfolio participate equally in dividends and distributions from that Portfolio, including any distributions in the event of a liquidation. Each share of a Portfolio is entitled to one vote for all purposes. Shares of all classes vote for the election of Directors and on any other matter that affects all Portfolios in substantially the same manner as a single class, except as otherwise required by law. As to matters affecting each Portfolio differently, such as approval of the Advisory Agreement, shares of each Portfolio vote as a separate class. There are no conversion or preemptive rights in connection with any shares of the Fund. Since voting rights are noncumulative, holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the Act and in the Fund's By-Laws, will be available to shareholders of each Portfolio. Special meetings of stockholders for any purpose may be called by 10% of its outstanding shareholders. All shares of each Portfolio when duly issued will be fully paid and non-assessable. The rights of the holders of shares of a class may not be modified except by the vote of a majority of the outstanding shares of such class.

         The Board of Directors is authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional series of shares. Any issuance of shares of another class would be governed by the Act and Maryland law.

         As of the close of business on August 15, 1997, there were 1,174,919,455.57 shares of the Prime Portfolio, 248,669,204.94 shares of the Government Portfolio and 269,629,255.95 shares of the Tax-Free Portfolio outstanding. Set forth and discussed below is certain information as to all persons who owned of record or beneficially 5% or more of the outstanding shares of a portfolio at August 15, 1997.

                                  No. of           % of
Name and Address                  Shares           Class

Prime Portfolio

   The J Fund LP                  76,219,893.71    6.49%
(Hellman Jordan)
75 State Street
Suite 2420
Boston, MA  02109-1807

Government Portfolio

   Herzog Heine Geduld Inc.       36,582,285.41    14.71%
Firm Investment
26 Broadway
New York, NY  10004-1703


Meadow Walk Limited Partnership   18,810,838.87     7.56%
1 Wall Street Court
Suite 980
New York, NY  10005-3302

   Ewal Manufacturing             38,500,145.87    15.48%
c/o K W Sawyer
PO Box 923
Sparta, NJ  07871-0923

   Davenport & Co of Virginia     66,765,004.23    26.85%
As Agent Omnibus A/C for
Exclusive Benefit of Customers
One James Center
901 E Cary Street
Richmond, VA  23219-4057

   TJS Partners                   14,973,383.61     6.02%
Attn:  Thomas J Salvatore
52 Vanderbilt Avenue 5th Fl
New York, NY  10017-3808

Tax-Free Portfolio

   Steven B Kalafer               33,586,356.09    12.46%
PO Box 1007
Route 202 and 31
Flemington, NJ  08822-1007

   Davenport & Co of Virginia Inc 13,656,650.66     5.06%
As Agent Omnibus A/C
  for Exclusive
Benefit of Customers
One James Center
901 E Cary Street
Richmond, VA  23219-4057

   U S Clearing/Omnibus Acct      90,939,111.84    33.73%
FBO Customers
26 Broadway 12th Fl
New York, NY  10004-1801

         Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel, New York, New York, counsel for the Fund and the Adviser. Seward & Kissel has relied upon the opinion of Venable, Baetjer and Howard LLP, 1800 Mercantile Bank & Trust Building, 2 Hopkins Plaza, Baltimore, Maryland 21201, for matters relating to Maryland law.

         Accountants.  McGladrey & Pullen LLP, New York, New
York, are the independent auditors for the Fund.

         Yield Quotations and Performance Information. Advertisements containing yield quotations for one or more Portfolios for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933.

         Yield quotations for a Portfolio are thus determined by
(i) computing the net change over a seven-day period, exclusive of the capital changes, in the value of a hypothetical pre-existing account having a balance of one share of such

Portfolio at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (iii) multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. A Portfolio's effective annual yield represents a compounding of the annualized yield according to the formula: effective yield + [(base period return + 1) 365/7] - 1.

ACM INSTITUTIONAL RESERVES

ANNUAL REPORT
APRIL 30, 1997



PORTFOLIO OF INVESTMENTS
APRIL 30, 1997                     ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD        VALUE
--------------------------------------------------------------------------
           COMMERCIAL PAPER-59.3%
           ALLIANZ OF AMERICA FINANCE CORP.
$  5,949   7/01/97 (a)                                5.50%   $ 5,893,559
  10,000   8/18/97 (a)                                5.72      9,826,811
           BANCA CRT FINANCIAL CORP.
   3,400   5/01/97                                    5.50      3,400,000
   9,060   5/14/97                                    5.55      9,041,842
   7,500   5/05/97                                    5.58      7,495,350
           BANCO NACIONAL DE COMMON
  10,000   9/17/97                                    5.55      9,785,708
           BHF FINANCE DELAWARE, INC.
   5,000   6/30/97                                    5.60      4,953,333
           BIL NORTH AMERICA, INC.
  18,500   5/16/97                                    5.52     18,457,450
           CAISSE CENTRALE JARDINS DU QUEBEC
  20,000   7/16/97                                    5.39     19,772,422
           CAISSE D' AMORTISSEMENT
   5,550   10/03/97                                   5.38      5,421,440
   1,300   5/07/97                                    5.50      1,298,808
           CHIAO TUNG BANK CO., LTD.
   5,000   8/26/97                                    5.33      4,913,388
  20,000   7/23/97                                    5.45     19,748,694
           COMMONWEALTH BANK OF AUSTRALIA
  16,500   10/03/97                                   5.72     16,093,642
           COPLEY FINANCING CORP.
  13,016   5/12/97 (a)                                5.54     12,993,967
   3,000   5/21/97 (a)                                5.54      2,990,767
   6,207   5/21/97 (a)                                5.55      6,187,862
           CREGEM NORTH AMERICA, INC.
  10,000   6/18/97                                    5.33      9,928,933
           CS FIRST BOSTON, INC.
   5,000   8/19/97                                    5.40      4,917,500
   5,000   7/01/97                                    5.62      4,952,386
   5,000   10/08/97                                   5.70      4,873,333
   5,000   10/08/97                                   5.73      4,872,667
           EKSPORTFINANS
   5,000   6/18/97                                    5.35      4,964,333
   5,820   6/04/97                                    5.60      5,789,219
  19,685   6/18/97                                    5.60     19,538,019
   6,215   6/26/97                                    5.60      6,160,861
           EMBARCADERO CENTER VENTURE (FOUR)
   5,600   5/19/97                                    5.63      5,584,236
  13,000   6/04/97                                    5.72     12,929,771
           EMBARCADERO CENTER VENTURE (TWO-A)
   6,250   5/19/97                                    5.67      6,232,281
           GENERAL ELECTRIC CAPITAL CORP.
  10,000   7/28/97                                    5.63      9,862,378
           GLENCORE FINANCE LTD.
   5,000   8/25/97                                    5.43      4,912,517
   5,000   8/26/97                                    5.43      4,911,763
           GOVERNMENT DEVELOPMENT BANK OF
           PUERTO RICO
   6,500   5/12/97                                    5.35      6,489,374
  10,000   6/13/97                                    5.58      9,933,350
   3,200   6/16/97                                    5.60      3,177,102
           IMI FUNDING CORP. (USA)
   3,080   8/05/97                                    5.35      3,036,059
   3,260   7/23/97                                    5.37      3,219,639
  13,430   7/15/97                                    5.44     13,277,793
           INDUSTRIAL BANK OF KOREA
   5,000   6/04/97                                    5.44      4,974,311
   5,000   6/18/97                                    5.50      4,963,333
   5,000   6/23/97                                    5.62      4,958,631
  15,000   7/02/97                                    5.68     14,853,267
           INTERNATIONAL NEDERLAND BANK
  30,000   6/03/97                                    5.57     29,846,963
           KOREAN DEVELOPMENT BANK
  10,000   5/12/97                                    5.34      9,983,683
           KREDIETBANK NORTH
           AMERICA FINANCE CORP.
  25,000   6/02/97                                    5.38     24,880,445
           MITSUBISHI MOTORS CREDIT
   3,000   5/23/97                                    5.58      2,989,770
           MORGAN STANLEY GROUP, INC.
  15,000   5/21/97                                    5.36     14,955,333
  10,000   5/21/97                                    5.52      9,969,333
           NESTLE CAPITAL CORP.
   5,000   5/05/97                                    5.50      4,996,944


1



PORTFOLIO OF INVESTMENTS (CONTINUED)
ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD          VALUE
--------------------------------------------------------------------------
           PACCAR FINANCIAL CORPORATION
$  6,380   5/05/97                                    5.50%  $  6,376,101
           PHH CORP.
   4,057   5/01/97                                    5.53      4,057,000
   6,000   5/05/97                                    5.53      5,996,313
           PROVINCE OF QUEBEC
   6,900   6/30/97                                    5.60      6,835,600
           SOCIETE GENERALE N.A., INC.
   2,500   7/14/97                                    5.32      2,472,661
           UNI FUNDING, INC.
   5,000   5/05/97                                    5.33      4,997,039
  10,000   6/30/97                                    5.62      9,906,333
           VATTENFALL TREASURY, INC.
  14,000   5/21/97                                    5.36     13,958,311
           VENANTIUS
  10,000   7/24/97                                    5.40      9,874,000
  15,000   5/07/97                                    5.50     14,986,250
           Total Commercial Paper
           (amortized cost $514,670,178)                      514,670,178

           CERTIFICATES OF DEPOSIT-21.6%
           BANK OF TOKYO
  10,000   5.54%, 6/11/97                             5.50     10,000,353
   5,000   5.59%, 5/05/97                             5.59      5,000,000
   5,000   5.80%, 7/08/97                             5.80      5,000,000
  22,000   5.84%, 7/18/97                             5.84     22,000,000
           CANADIAN IMPERIAL BANK
  10,000   5.60%, 6/18/97                             5.60     10,000,000
           CARIPLO
   5,000   5.75%, 7/17/97                             5.74      5,000,106
           DAI ICHI KANGYO BANK LTD.
  15,000   5.53%, 5/14/97                             5.53     14,999,914
           HESSISCHE LANDESBANK
   5,000   6.13%, 4/07/98                             6.25      4,994,655
           KOREAN DEVELOPMENT BANK
  30,000   5.78%, 6/11/97                             5.76     30,000,677
           NORINCHUKIN BANK
  20,000   5.60%, 5/07/97                             5.59     20,000,033
  10,000   5.75%, 6/09/97                             5.74     10,000,107
           SANWA BANK
  13,000   5.52%, 5/07/97                             5.52     13,000,000
  27,000   5.70%, 5/27/97                             5.70     27,000,000
           SUMITOMO BANK
  10,000   5.57%, 5/14/97                             5.57     10,000,000
           Total Certificates of Deposit
           (amortized cost $186,995,845)                      186,995,845

           CORPORATE OBLIGATIONS-10.4%
           ABBEY NATIONAL TREASURY SERVICES
   6,000   5.56%, 5/16/97 FRN                         5.62      5,999,853
           BETA FINANCE, INC.
   5,000   5.92%, 6/06/97 (a)                         6.00      4,999,619
           GENERAL ELECTRIC CAPITAL CORP.
  10,000   5.74%, 6/27/97 FRN                         5.71     10,000,768
   5,000   5.75%, 1/05/98 FRN                         5.75      5,000,000
           MERRILL LYNCH & CO.
   5,000   5.57%, 12/24/97 FRN                        5.59      4,999,370
   7,000   5.60%, 1/22/98 FRN                         5.63      6,998,765
   5,000   5.66%, 3/16/98                             5.73      4,999,584
   7,000   5.78%, 1/29/98 FRN                         5.80      6,998,973
           SALTS II CAYMAN ISLANDS CORP.
   5,000   5.61%, 6/19/97 (a)                         5.61      5,000,000
           SALTS III CAYMAN ISLANDS CORP.
  35,000   5.79%, 7/23/97 (a)                         5.79     35,000,000
           Total Corporate Obligations
           (amortized cost $89,996,932)                        89,996,932

           BANK OBLIGATIONS-3.6%
           FCC NATIONAL BANK
  10,000   5.63%, 6/04/97                             5.63     10,000,000
           FIRST CHICAGO CORP.
   5,000   6.25%, 7/15/97                             5.73      5,004,327
           JP MORGAN & CO.
  10,000   5.75%, 8/15/97 FRN                         5.80      9,998,604
           KOREAN DEVELOPMENT BANK
   6,000   7.71%, 5/05/97                             5.47      6,001,504
           Total Bank Obligations
           (amortized cost $31,004,435)                        31,004,435


2



                                   ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD        VALUE
--------------------------------------------------------------------------
           U.S. GOVERNMENT AND AGENCY
           OBLIGATIONS-2.5%
           FEDERAL FARM CREDIT BANK
$  7,000   5.66%, 8/03/98 FRN                         5.71%  $  6,995,869
           FEDERAL NATIONAL MORTGAGE ASSN.
  10,000   5.74%, 8/25/97 FRN                         5.78      9,998,772
           STUDENT LOAN MARKETING ASSN.
   5,000   5.71%, 1/21/98 FRN                         5.74      4,998,957
           Total U.S. Government and Agency
           Obligations
           (amortized cost $21,993,598)                        21,993,598

           PROMISSORY NOTE-2.3%
           GOLDMAN SACHS GROUP LP
  20,000   5.69%, 10/14/97 FRN                        5.69%
           (cost $20,000,000)                                 $20,000,000

           TOTAL INVESTMENTS-99.7%
           (amortized cost$864,660,988)                       864,660,988
           Other assets less liabilities-0.3%                   2,678,367

           NET ASSETS-100%
           (offering and redemption price of
           $1.00 per share; 867,523,159 shares
           outstanding)                                      $867,339,355


See Glossary of Terms on page 13.
See notes to financial statements.


3



PORTFOLIO OF INVESTMENTS
APRIL 30, 1997                ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------
           U.S. GOVERNMENT & AGENCY
           OBLIGATIONS-52.8%
           FEDERAL HOME LOAN BANK-18.9%
$ 20,000   5/01/97                                  5.25%    $ 20,000,000
  19,000   5/01/97                                  5.28       19,000,000
   5,000   6/05/97                                  5.30        4,974,236
   2,000   9/18/97                                  5.37        1,958,233
     695   9/18/97                                  5.60          679,865
   5,000   5.35%, 12/04/97 FRN                      5.44        4,997,556
   3,000   5.87%, 1/30/98                           5.87        3,000,000
   4,060   5.88%, 3/24/98                           6.15        4,048,029
   3,000   6.11%, 4/17/98                           6.15        2,999,174
                                                             -------------
                                                               61,657,093

           FEDERAL NATIONAL MORTGAGE
           ASSOCIATION-14.7%
   2,000   5/05/97                                  5.22        1,998,840
   1,130   5/09/97                                  5.25        1,128,682
   5,000   6/03/97                                  5.28        4,975,800
   5,000   6/05/97                                  5.28        4,974,333
   2,080   9/10/97                                  5.37        2,039,045
   3,000   6/24/97                                  5.47        2,975,385
     695   6/19/97                                  5.50          689,797
     800   6/25/97                                  5.50          793,278
   3,000   9/24/97                                  5.50        2,933,083
   6,000   8/04/97                                  5.54        5,912,283
     185   5/12/97                                  5.60          184,683
     590   6/13/97                                  5.60          586,054
   4,000   5.38%, 9/12/97 FRN                       5.45        3,999,405
   2,895   5.39%, 7/17/97                           5.39        2,895,000
   5,000   5.78%, 6/11/97 FRN                       5.83        4,999,728
   5,000   5.94%, 10/15/97 FRN                      5.95        5,000,259
   2,000   6.02%, 4/15/98                           6.15        1,997,807
                                                             -------------
                                                               48,083,462

           STUDENT LOAN MARKETING
           ASSOCIATION-8.2%
  15,765   5/01/97                                  5.28       15,765,000
   4,500   5.68%, 7/12/99 FRN                       6.08        4,463,554
   4,000   5.71%, 1/21/98 FRN                       5.74        3,999,166
   2,500   5.87%, 6/30/97 FRN                       5.86        2,500,236
                                                             -------------
                                                               26,727,956

           FEDERAL FARM CREDIT BANK-6.1%
   1,790   9/15/97                                  5.37        1,753,420
   3,175   7/07/97                                  5.49        3,142,559
   2,500   5.26%, 5/20/97 FRN                       5.38        2,499,848
   5,100   5.60%, 11/03/97                          5.57        5,098,007
   7,500   5.73%, 6/26/97 FRN                       5.78        7,499,448
                                                             -------------
                                                               19,993,282

           FEDERAL HOME LOAN MORTGAGE CORP.-4.9%
   2,000   5/06/97                                  5.22        1,998,550
   2,000   5/07/97                                  5.22        1,998,260
   2,000   5/09/97                                  5.22        1,997,680
   2,000   5/12/97                                  5.22        1,996,810
     447   6/11/97                                  5.60          444,149
     170   7/01/97                                  5.60          168,387
     210   7/15/97                                  5.60          207,550
   4,000   5.72%, 3/17/98                           5.87        3,994,950
   3,000   5.84%, 4/08/98                           6.04        2,994,856
                                                             -------------
                                                               15,801,192

           Total U.S. Government & Agency
           Obligations
           (amortized cost $172,262,985)                      172,262,985

           REPURCHASE AGREEMENTS-46.9%
           CHASE SECURITIES, INC.
   7,000   5.58%, dated 4/08/97, due
           6/11/97 in the amount of
           $7,069,440 (cost $7,000,000;
           collateralized by $8,100,000
           FN 303814, 6.50%, 4/01/16,
           value $7,346,400)
           (amortized cost $7,000,000) (b)          5.58        7,000,000

           CHASE SECURITIES, INC.
   5,000   5.63%, dated 4/01/97, due
           6/30/97 in the amount of
           $5,070,312 (cost $5,000,000;
           collateralized by $5,580,000
           FH 00604, 7.00%, 11/01/26,
           value $5,373,069)
           (amortized cost $5,000,000) (b)          5.63        5,000,000

           FIRST BOSTON CORP.
   7,000   5.50%, dated 4/09/97, due
           5/08/97 in the amount of
           $7,031,014 (cost $7,000,000;
           collateralized by $7,472,000
           FN 313472, 7.00%, 2/01/27,
           value $7,251,245)
           (amortized cost $7,000,000) (b)          5.50        7,000,000


4



                              ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------
           FIRST BOSTON CORP.
$  7,000   5.52%, dated 4/30/97, due
           5/30/97 in the amount of
           $7,032,200 (cost $7,000,000;
           collateralized by $9,115,000
           FN 302833, 8.00%, 10/01/24,
           value $7,178,590)
           (amortized cost $7,000,000) (b)          5.52%     $ 7,000,000

           GOLDMAN SACHS & CO.
  12,000   5.50%, dated 4/09/97, due
           5/14/97 in the amount of
           $12,064,167 (cost $12,000,000;
           collateralized by $12,992,000
           FN 00618, 7.00%, 11/01/26,
           value $12,456,960)
           (amortized cost $12,000,000) (b)         5.50       12,000,000

           LEHMAN BROTHERS, INC.
   5,000   5.40%, dated 3/19/97, due
           5/21/97 in the amount of
           $5,047,250 (cost $5,000,000;
           collateralized by $6,119,213
           FGG 000474, 9.00%, 4/01/25,
           value $5,196,326)
           (amortized cost $5,000,000) (b)          5.40        5,000,000

           LEHMAN BROTHERS, INC.
   7,000   5.55%, dated 4/09/97, due
           6/09/97 in the amount of
           $7,065,829 (cost $7,000,000;
           collateralized by $9,969,734
           FN 10267, 7.00%, 10/01/09,
           value $7,294,149)
           (amortized cost $7,000,000) (b)          5.55        7,000,000

           MORGAN STANLEY GROUP, INC.
  12,000   5.44%, dated 4/18/97, due
           5/02/97 in the amount of
           $12,025,387 (cost $12,000,000;
           collateralized by $12,976,000
           GN 780452, 7.00%, 10/15/26,
           value $12,425,262)
           (amortized cost $12,000,000) (b)         5.44       12,000,000

           NIKKO SECURITIES CO.
   5,000   5.48%, dated 4/16/97, due
           5/13/97 in the amount of
           $5,020,550 (cost $5,000,000;
           collateralized by $5,406,000
           FN 377155, 7.00%, 4/01/27,
           value $5,267,546)
           (amortized cost $5,000,000) (b)          5.48        5,000,000

           NIKKO SECURITIES CO.
   9,000   5.57%, dated 4/30/97, due
           7/02/97 in the amount of
           $9,087,727 (cost $9,000,000;
           collateralized by $9,652,000
           FN 250911, 7.00%, 5/01/27,
           value $9,374,639)
           (amortized cost $9,000,000) (b)          5.57        9,000,000

           PAINE WEBBER, INC.
   7,000   5.50%, dated 4/30/97, due
           5/12/97 in the amount of
           $7,012,833 (cost $7,000,000;
           collateralized by $7,279,000
           FN 250888, 7.00%, 4/01/12,
           value $7,204,383)
           (amortized cost $7,000,000) (b)          5.50        7,000,000

           PAINE WEBBER, INC.
   7,000   5.50%, dated 4/30/97, due
           5/16/97 in the amount of
           $7,017,111 (cost $7,000,000;
           collateralized by $7,694,000
           FN 313040, 7.00%, 8/01/11,
           value $7,203,855)
           (amortized cost $7,000,000) (b)          5.50        7,000,000

           PRUDENTIAL SECURITIES, INC.
   7,000   5.46%, dated 4/23/97, due
           5/15/97 in the amount of
           $7,023,357 (cost $7,000,000;
           collateralized by $11,330,000
           FN 100042, 11.00%, 10/15/20,
           value $7,097,833, and $125,000
           FN 283820, 6.00%, 5/01/01,
           value $102,769)
           (amortized cost $7,000,000) (b)          5.46        7,000,000


5



PORTFOLIO OF INVESTMENTS
(CONTINUED)                   ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------
           PRUDENTIAL SECURITIES, INC.
$  6,000   5.47%, dated 4/16/97, due
           5/07/97 in the amount of
           $6,019,145 (cost $6,000,000;
           collateralized by $7,225,000
           GN 780197, 7.00%, 7/15/25,
           value $6,232,164)
           (amortized cost $6,000,000) (b)          5.47%    $  6,000,000

           SBC WARBURG, LTD.
   6,000   5.45%, dated 4/21/97, due
           5/05/97 in the amount of
           $6,012,717 (cost $6,000,000;
           collateralized by $8,552,000
           FN 313311, 6.246%, 12/01/26,
           value $6,161,719)
           (amortized cost $6,000,000) (b)          5.45        6,000,000

           SBC WARBURG, LTD.
   6,000   5.53%, dated 4/17/97, due
           6/18/97 in the amount of
           $6,057,143 (cost $6,000,000;
           collateralized by $7,594,000
           FN 50993, 7.00%, 2/01/24,
           value $6,167,556)
           (amortized cost $6,000,000) (b)          5.53        6,000,000

           SMITH BARNEY, INC.
  12,000   5.50%, dated 4/09/97, due
           5/13/97 in the amount of
           $12,062,333 (cost $12,000,000;
           collateralized by $12,899,893
           FN 00567, 9.50%, 4/01/25,
           value $12,393,073)
           (amortized cost $12,000,000) (b)         5.50       12,000,000

           STATE STREET BANK AND TRUST CO.
  10,200   5.27%, dated 4/30/97, due
           5/01/97 in the amount of
           $10,201,493 (cost $10,200,000;
           collateralized by $8,730,000
           US T-Note, 8.875%, 8/15/20,
           value $10,469,828)
           (amortized cost $10,200,000)             5.27       10,200,000

           UBS SECURITIES, INC.
   3,000   5.53%, dated 4/08/97, due
           5/07/97 in the amount of
           $3,013,364 (cost $3,000,000;
           collateralized by $3,231,000
           FN 361936, 7.50%, 9/01/26,
           value $3,191,616)
           (amortized cost $3,000,000) (b)          5.53        3,000,000

           UBS SECURITIES, INC.
   4,000   5.55%, dated 4/30/97, due
           5/01/97 in the amount of
           $4,000,617 (cost $4,000,000;
           collateralized by $4,277,000
           FHG 00647, 7.00%, 1/01/27,
           value $4,079,275)
           (amortized cost $4,000,000)              5.55        4,000,000

           UBS SECURITIES, INC.
   5,000   5.62%, dated 4/29/97, due
           7/30/97 in the amount of
           $5,071,811 (cost $5,000,000;
           collateralized by $5,242,000
           FN 361936, 7.50%, 9/01/26,
           value $5,182,968)
           (amortized cost $5,000,000) (b)          5.62        5,000,000

           UBS SECURITIES, INC.
   4,000   5.65%, dated 4/17/97, due
           7/16/97 in the amount of
           $4,056,500 (cost $4,000,000;
           collateralized by $4,304,000
           FHG 00647, 7.00%, 1/01/27,
           value $4,145,207)
           (amortized cost $4,000,000) (b)          5.65        4,000,000
           Total Repurchase Agreements
           (amortized cost $153,200,000)                      153,200,000

           TOTAL INVESTMENTS-99.7%
           (amortized cost $325,462,985)                      325,462,985
           Other assets less liabilities-0.3%                   1,056,723

           NET ASSETS-100%
           (offering and redemption price
           of $1.00 per share; 326,651,057
           shares outstanding)                               $326,519,708


See Glossary of Terms on page 13.
See notes to financial statements.


6



PORTFOLIO OF INVESTMENTS
APRIL 30, 1997                  ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD          VALUE
--------------------------------------------------------------------------
           MUNICIPAL BONDS-65.3%
           ALABAMA-2.8%
           ARAB IDB
           (SCI Manufacturing Inc.)
           Series '89 VRDN (c)
$    150   8/01/00                                  4.70%    $    150,000
           HUNTSVILLE IDA
           (Seiki USA Project)
           Series '88 AMT
           VRDN (c)
   5,000   9/01/98                                  4.88        5,000,000
                                                             -------------
                                                                5,150,000

           ALASKA-1.1%
           ALASKA IDR
           (American President Lines) Series '91
           VRDN (c)
   1,945   11/01/09                                 4.30        1,945,000

           ARIZONA-0.2%
           CHANDLER IDA
           (Parsons Municipal Services Inc.)
           Series '83
           VRDN (c)
     400   12/15/09                                 3.75          400,000

           CALIFORNIA-9.2%
           ALAMEDA COUNTY TRAN
           BOARD OF EDUCATION
           Series '96
   3,640   7/01/97                                  4.03        3,642,721
           CALIFORNIA COMMUNITY
           COLLEGE TRAN FSA
           Series A
   2,500   7/02/97                                  3.90        2,502,996
           CALIFORNIA HIGHER EDUCATION
           STUDENT LOAN REV.
           Series D-2 Putable
   5,000   7/01/97                                  3.95        5,000,000
           LOS ANGELES COUNTY TRAN
           LOCAL FSA EDUCATIONAL AGENCY
   1,600   6/30/97                                  4.05        1,601,758
           SOUTH COAST TRAN
           LOCAL AGENCY POOLED
           Loan Series '96A
   4,000   6/30/97                                  4.07        4,004,291
                                                             -------------
                                                               16,751,766

           CONNECTICUT-1.5%
           CONNECTICUT DEV. AUTH. PCR
           (Connecticut Light & Power Co. Project)
           Series '93A VRDN (c)
   2,800   9/01/28                                  4.50        2,800,000

           DELAWARE-1.4%
           DELAWARE ECON. DEV. AUTH.
           (Delmarva Power & Light) Series '93C
           VRDN (c)
   2,500   10/01/28                                 4.55        2,500,000

           DISTRICT OF COLUMBIA-2.7%
           DISTRICT OF COLUMBIA GO
           Series B-1 AMBAC
   1,030   6/01/97                                  3.75        1,030,378
           DISTRICT OF COLUMBIA HFA MFHR
           (McLean Apts.)
           Series '85A VRDN (c)
   2,000   12/01/05                                 4.70        2,000,000
           DISTRICT OF COLUMBIA SFHR
           Series C Putable AMT
   2,000   12/01/97                                 3.90        2,000,000
                                                             -------------
                                                                5,030,378

           GEORGIA-2.7%
           CARTERSVILLE ECON. DEV.
           (Sekisui Jushi America)
           Series '92 VRDN (c)
     300   6/01/12                                  4.40          300,000
           COLLEGE PARK IDR
           (Wynefield 1 Project)
           AMT VRDN (c)
   1,700   12/01/16                                 3.85        1,700,000
           JACKSON COUNTY IDA
           (Mitsubishi Consumer Electronic)
           VRDN (c)
   3,000   12/01/15                                 5.00        3,000,000
                                                             -------------
                                                                5,000,000


7



PORTFOLIO OF INVESTMENTS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD          VALUE
--------------------------------------------------------------------------
           ILLINOIS-12.3%
           ELMHURST HOSPITAL REVENUE
           (Joint Comm. Health Org.) Series '88
           VRDN (c)
$ 16,300   7/01/18                                  4.75%    $ 16,300,000
           ILLINOIS DEV. FINANCE AUTH.
           (Akin Seed Project)
           AMT VRDN (c)
   1,000   11/01/04                                 4.95        1,000,000
           ILLINOIS DEV. FINANCE AUTH.
           (U.G.N. Inc. Project)
           Series '86 AMT
           VRDN (c)
   3,500   9/15/11                                  4.40        3,500,000
           VERNON HILLS IDR
           (Kinder Care Center)
           VRDN (c)
     550   2/01/01                                  4.75          550,000
           WEST CHICAGO IDR
           (Acme Printing Co.)
           Series '89 AMT
           VRDN (c)
   1,100   5/01/99                                  4.53        1,100,000
                                                             -------------
                                                               22,450,000

           INDIANA-1.4%
           PORTAGE ECON. DEV. MFHR
           (Pedcor Inv. Apts. Project)
           Series '95A
           AMT VRDN (c)
     600   8/01/30                                  4.70          600,000
           SEYMOUR ECON. DEV.
           (Kobelco Metal Powder Co. Project)
           Series '87 AMT
           VRDN (c)
   2,000   12/01/97                                 4.40        2,000,000
                                                             -------------
                                                                2,600,000

           KANSAS-1.9%
           WICHITA COUNTY
           (CSJ Health Systems Project)
           Series XXV '85
           VRDN (c)
   3,400   10/01/11                                 4.70        3,400,000

           KENTUCKY-0.2%
           BOONE COUNTY
           (Cincinnati Gas & Elec. Co.)
           Series '85A
           VRDN (c)
     295   8/01/13                                  3.65          295,000
           MAINE-1.1%
           MAINE FINANCE AUTH.
           (Barber Foods Inc.)
           Series '90B AMT
           VRDN (c)
   2,050   12/01/06                                 4.80        2,050,000

           MICHIGAN-0.4%
           MICHIGAN HDA MFHR
           (Woodland Meadows Apts.)
           AMT VRDN (c)
     400   3/01/13                                  4.60          400,000
           MICHIGAN JOB DEV. AUTH.
           (Kentwood Residence Assoc.)
           Series '84
           VRDN (c)
     300   11/01/14                                 3.60          300,000
                                                             -------------
                                                                  700,000

           MINNESOTA-0.3%
           EDEN PRAIRIE IDA
           (Kinder Care Project)
           Series C VRDN (c)
     465   2/01/01                                  4.75          465,000

           MISSOURI-0.4%
           BLUE SPRINGS IDA
           (Kinder Care Project)
           Series C VRDN (c)
     540   2/01/01                                  4.75          540,000
           MISSOURI ECON. DEV. AUTH.
           (Plastic Enterprises)
           Series '90A AMT
           VRDN (c)
     135   9/01/05                                  4.75          135,000
                                                             -------------
                                                                  675,000

           NEW HAMPSHIRE-0.4%
           NEW HAMPSHIRE MUNI. BOND BANK
           Series D FSA
     760   1/15/98                                  4.04          767,090


8



                                ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD          VALUE
--------------------------------------------------------------------------
           NEW JERSEY-2.7%
           JERSEY CITY BAN
$  3,500   9/26/97                                  4.05%    $  3,506,134
           PLEASANTVILLE SCHOOL
           DISTRICT TEMPORARY NOTES
   1,500   8/28/97                                  4.00        1,501,170
                                                             -------------
                                                                5,007,304

           NORTH CAROLINA-0.8%
           LENOIR COUNTY IDR PCR
           (Carolina Energy Project)
           AMT VRDN (c)
   1,500   7/01/22                                  4.75        1,500,000

           OREGON-1.3%
           OREGON ECON. DEV.
           (Kyotaru Oregon Project) Series '89
           AMT VRDN (c)
   2,400   12/01/99                                 4.88        2,400,000

           PENNSYLVANIA-2.1%
           EMMAUS GENERAL AUTH. REV.
           Series '89F-06
           VRDN (c)
   1,200   3/01/24                                  4.60        1,200,000
           MONTGOMERY COUNTY IDA
           (Kinder Care Project)
           Series D VRDN (c)
     400   10/01/00                                 4.75          400,000
           PHILADELPHIA GO TRAN
           Series '96A
   2,000   6/30/97                                  3.95        2,001,737
           VENAGO IDR
           (Penzoil Co. Project) Series '82A
           VRDN (c)
     285   12/01/12                                 4.50          285,000
                                                             -------------
                                                                3,886,737

           SOUTH DAKOTA-1.1%
           SOUTH DAKOTA HFA SFMR
           (Homeownership Mortgage) Series F
   1,000   5/01/97                                  3.78        1,000,000
           SOUTH DAKOTA HFA SFMR
           (Homeownership Mortgage) Series G
   1,000   5/01/97                                  3.90        1,000,000
                                                             -------------
                                                                2,000,000

           TENNESSEE-3.8%
           DICKSON COUNTY IDA
           (Tennessee Bun Co. Project)
           Series '96
           AMT VRDN (c)
   2,000   7/01/06                                  4.75        2,000,000
           TENNESSEE HDA SFMR
           (Homeownership Program) Series
           '96-5 AMT
   5,000   8/21/97                                  4.00        5,000,397
                                                             -------------
                                                                7,000,397

           TEXAS-3.1%
           GREATER EAST TEXAS HIGHER EDUCATION
           STUDENT LOAN REV.
           Series '95A Putable AMT
   1,000   5/01/98                                  4.10        1,000,000
           TEXAS GO TRAN
           Series '96
   4,050   8/29/97                                  4.00        4,059,557
           TRINITY RIVER IDA
           (Radiation Sterilizers)
           Series A VRDN (c)
     150   11/01/05                                 3.75          150,000
           TRINITY RIVER IDA
           (Radiation Sterilizers)
           Series B VRDN (c)
     450   11/01/05                                 3.75          450,000
                                                             -------------
                                                                5,659,557

           UTAH-4.7%
           PROVO CITY HFA MFHR
           (Branbury Project)
           Series A VRDN (c)
   3,000   12/15/10                                 4.80        3,000,000


9



PORTFOLIO OF INVESTMENTS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD          VALUE
--------------------------------------------------------------------------
           UTAH HFA SFMR
           (Home Mortgage Rev.) Series '96-2
           VRDN (c)
$  3,500   7/01/16                                  4.60%    $  3,500,000
           UTAH STUDENT LOAN REV.
           Series O AMBAC
   2,000   5/01/98                                  3.95        2,014,506
                                                             -------------
                                                                8,514,506

           VERMONT-0.3%
           SWANTON VILLAGE ELECTRIC SYSTEM REV.
           MBIA
     185   12/01/97                                 4.10          187,953
           VERMONT STUDENT LOAN REV.
           Series '85 VRDN (c)
     430   1/01/04                                  3.65          430,000
                                                             -------------
                                                                  617,953

           VIRGINIA-4.1%
           CHESTERFIELD COUNTY IDR
           (Phillip Morris Co.) VRDN (c)
   7,500   4/01/09                                  4.75        7,500,000

           WASHINGTON-0.3%
           WASHINGTON STUDENT LOAN FINANCE
           (Third Program) Series B AMT
           VRDN (c)
     500   12/01/02                                 4.70          500,000

           WISCONSIN-1.0%
           WAUSAU PCR
           (Minnesota Mining & Manufacturing)
           VRDN (c)
   1,600   8/01/17                                  4.86        1,600,000
     300   12/01/01                                 4.86          300,000
                                                             -------------
                                                                1,900,000

           Total Municipal Bonds
           (amortized cost $119,465,688)                      119,465,688

           COMMERCIAL PAPER-11.8%
           ARIZONA-1.5%
           MARICOPA COUNTY PCR
           (So. California Edison Project)
           Series F
   2,700   5/01/97                                  3.50        2,700,000

           FLORIDA-1.2%
           SUNSHINE STATE GOVERNMENT
           FINANCE AGENCY
           (Comm. Rev. Bonds) Series '86
   2,200   8/22/97                                  3.80        2,200,000

           ILLINOIS-1.1%
           ILLINOIS EDUCATIONAL FACILITIES AUTH.
           (Pooled Financing Program)
   2,000   8/20/97                                  3.80        2,000,000

           INDIANA-0.6%
           MOUNT VERNON PCR
           (General Electric Co. Project)
           Series '89A
   1,100   8/20/97                                  3.80        1,100,000

           KANSAS-0.5%
           BURLINGTON PCR
           (Kansas City Power & Light Co.)
           Series '87A
   1,000   8/14/97                                  3.80        1,000,000

           MICHIGAN-4.4%
           DELTA COUNTY ECON. DEV. AUTH.
           (Mead Paper Corp.) Series A
   1,500   7/22/97                                  3.80        1,500,000
           DELTA COUNTY ECON. DEV. AUTH.
           (Mead Paper Corp.) Series B
   4,040   7/22/97                                  3.80        4,040,000
           MICHIGAN BUILDING AUTH.
   2,500   5/01/97                                  3.50        2,500,000
                                                             -------------
                                                                8,040,000


10



                                ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD          VALUE
--------------------------------------------------------------------------
           NORTH CAROLINA-0.8%
           NORTH CAROLINA MUNICIPAL POWER AGENCY
           (Catawba Project #1)
$  1,500   8/21/97                                  3.80%    $  1,500,000

           TEXAS-1.1%
           DALLAS AREA RAPID TRANSIT
           Sales Series A
   2,000   8/20/97                                  3.80        2,000,000

           WYOMING-0.6%
           LINCOLN COUNTY PCR
           (PacifiCorp Project)
           Series '91
   1,100   8/14/97                                  3.80        1,100,000
           Total Commercial Paper
           (amortized cost $21,639,649)                        21,640,000

           TOTAL INVESTMENTS-77.1%
           (amortized cost $141,105,337)                     $141,105,688
           Other assets less liabilities-22.9%                 41,959,257

           NET ASSETS-100%
           (offering and redemption price of
           $1.00 per share; 183,148,257 shares
           outstanding)                                      $183,064,945


#    All securities either mature or their interest rate changes in one year or less.

     See Glossary of Terms on page 13.
     See notes to financial statements.


11



PORTFOLIO OF INVESTMENTS
APRIL 30, 1997                     ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------
           COMMERCIAL PAPER-52.2%
           AGA CAPITAL, INC.
$  4,000   5/20/97 (a)                              5.55%    $  3,988,283
           ALLIANZ OF AMERICA FINANCE CORP.
   2,000   7/10/97 (a)                              5.65        1,978,028
   1,000   7/21/97 (a)                              5.67          987,242
           ASSOCIATES CORP. OF NORTH AMERICA
   8,000   6/27/97                                  5.72        7,927,547
           BANCA CRT FINANCIAL CORP.
   4,000   5/22/97                                  5.53        3,987,097
           BIL NORTH AMERICA, INC.
   5,000   8/18/97                                  5.29        4,919,915
   3,000   5/16/97                                  5.52        2,993,100
           CAISSE CENTRALE JARDINS DU QUEBEC
   7,379   5/08/97                                  5.50        7,371,109
           CHIAO TUNG BANK CO., LTD.
   2,000   8/26/97                                  5.33        1,965,355
           CREGEM NORTH AMERICA, INC.
   7,000   6/26/97                                  5.29        6,942,398
   3,000   6/18/97                                  5.33        2,978,680
           CS FIRST BOSTON, INC.
   3,000   8/19/97                                  5.40        2,950,500
   1,000   7/01/97                                  5.62          990,477
   1,000   10/08/97                                 5.70          974,667
           EMBARCADERO CENTER VENTURE (FOUR)
   3,000   6/04/97                                  5.72        2,983,793
           GLENCORE FINANCE LTD.
   1,000   8/25/97                                  5.43          982,503
           IMI FUNDING CORP. (USA)
   5,000   5/22/97                                  5.52        4,983,900
           INDUSTRIAL BANK OF KOREA
   2,000   6/23/97                                  5.62        1,983,452
   6,000   7/17/97                                  5.70        5,926,850
           KOREAN DEVELOPMENT BANK
   2,000   5/27/97                                  5.60        1,991,911
           MERRILL LYNCH & CO., INC.
   1,000   1/14/98                                  5.85          958,075
           MITSUBISHI MOTORS CREDIT
   7,000   5/23/97                                  5.58        6,976,130
           PHH CORP.
   4,000   5/21/97                                  5.52        3,987,733
           UNI FUNDING, INC.
   2,000   6/30/97                                  5.62        1,981,267
           VENANTIUS AB
   8,000   5/07/97                                  5.50        7,992,667
           Total Commercial Paper
           (amortized cost $91,702,679)                        91,702,679

           U.S. GOVERNMENT & AGENCY
           OBLIGATIONS-32.6%
           FEDERAL FARM CREDIT BANK
   2,500   5.26%, 5/20/97 FRN                       5.38        2,499,848
   7,500   5.73%, 6/26/97 FRN                       5.78        7,499,448
           FEDERAL HOME LOAN BANK
   5,000   5.35%, 12/04/97 FRN                      5.44        4,997,556
   3,000   5.87%, 1/30/98                           5.87        3,000,000
           FEDERAL NATIONAL MORTGAGE ASSN.
   2,000   5.39%, 7/17/97                           5.39        2,000,000
   5,000   5.78%, 6/11/97 FRN                       5.83        4,999,728
   5,000   5.94%, 10/15/97 FRN                      5.93        5,000,259
           STUDENT LOAN MARKETING ASSN.
   2,500   5.55%, 9/03/97 FRN                       5.61        2,499,504
  22,300   5.71%, 11/20/97 FRN                      5.65       22,307,219
   2,500   5.87%, 6/30/97 FRN                       5.86        2,500,236
           Total U.S. Government & Agency
           Obligations
           (amortized cost $57,303,798)                        57,303,798

           CORPORATE OBLIGATIONS-8.6%
           ABBEY NATIONAL TREASURY SERVICES
   3,000   5.56%, 5/16/97 FRN                       5.62        2,999,927
           GENERAL ELECTRIC CAPITAL CORP.
   2,000   5.75%, 1/05/98 FRN                       5.75        2,000,000
           MERRILL LYNCH & CO.
   2,000   5.66%, 3/16/98                           5.73        1,999,833


12



                                   ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------
           SALTS II CAYMAN ISLANDS CORP. (A)
$  8,000   5.61%, 6/19/97                           5.61%    $  8,000,000
           Total Corporate Obligations
           (amortized cost $14,999,760)                        14,999,760

           CERTIFICATES OF DEPOSIT-3.4%
           BANK OF TOKYO
   1,000   5.80%, 7/08/97                           5.80        1,000,000
           CARIPLO FINANCE, INC.
   1,000   5.75%, 7/17/97                           5.74        1,000,021
           DAI ICHI KANGYO BANK LTD.
   3,000   5.53%, 5/14/97                           5.53        2,999,983
           HESSISCHE LANDESBANK
   1,000   6.13%, 4/07/98                           6.25          998,931
           Total Certificates of Deposit
           (amortized cost $5,998,935)                          5,998,935

           PROMISSORY NOTE-2.3%
           GOLDMAN SACHS GROUP L.P.
   4,000   5.69%, 10/14/97 FRN
           (cost $4,000,000)                        5.69        4,000,000

           TIME DEPOSIT-1.0%
           REPUBLIC NATIONAL BANK
   1,800   5.63%, 5/01/97
           (cost $1,800,000)                        5.63        1,800,000

           TOTAL INVESTMENTS-100.1%
           (amortized cost $175,805,172)                      175,805,172
           Other assets less liabilities-(0.1%)                  (124,009)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           175,738,130 shares outstanding)                   $175,681,163


(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1997, these securities amounted to $82,892,585, representing 9.6% of net assets on the Prime Portfolio, and $14,953,553, representing 8.5% of net assets on Trust Portfolio.

(b)  Repurchase agreements which are terminable within 7 days.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC  American Municipal Bond Assurance Corporation
     AMT    Alternative Minimum Tax
     BAN    Bond Anticipation Note
     FRN    Floating Rate Note
     FSA    Financial Security Assurance, Inc.
     GO     General Obligation
     HDA    Housing Development Authority
     HFA    Housing Finance Agency/Authority
     IDA    Industrial Development Authority
     IDB    Industrial Development Board
     IDR    Industrial Development Revenue
     MBIA   Municipal Bond Investors Assurance
     MFHR   Multi-Family Housing Revenue
     PCR    Pollution Control Revenue
     SFHR   Single Family Housing Revenue
     SFMR   Single Family Mortgage Revenue
     TRAN   Tax & Revenue Anticipation Note

     See notes to financial statements.


13



STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997                                       ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                            PRIME        GOVERNMENT     TAX-FREE         TRUST
                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                        -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at
    value (cost $864,660,988,
    $325,462,985, $141,105,337,
    $175,805,172, respectively)         $864,660,988   $325,462,985   $141,105,688   $175,805,172
  Cash                                            -0-            -0-     2,285,418         89,537
  Interest receivable                      2,868,492      1,108,688      1,550,683        854,771
  Receivable for investments sold                 -0-            -0-    39,354,888             -0-
  Receivable for fund shares sold                 -0-            -0-            -0-           248
  Receivable due from Adviser                     -0-        14,210             -0-            -0-
  Total assets                           867,529,480    326,585,883    184,296,677    176,749,728

LIABILITIES
  Due to custodian                             3,690         11,150             -0-            -0-
  Payable for fund shares repurchased          3,568             -0-            -0-           317
  Advisory fee payable                           782             -0-         3,127         62,397
  Payable for investments purchased               -0-            -0-     1,188,463        958,075
  Accrued expenses                           182,085         55,025         40,142         47,776
  Total liabilities                          190,125         66,175      1,231,732      1,068,565

NET ASSETS                              $867,339,355   $326,519,708   $183,064,945   $175,681,163

COMPOSITION OF NET ASSETS
  Capital shares                        $867,523,159   $326,651,057   $183,148,257   $175,738,130
  Accumulated net realized loss on
    investments                             (183,804)      (131,349)       (83,663)       (56,967)
  Net unrealized appreciation of
    investments                                   -0-            -0-           351             -0-
                                        $867,339,355   $326,519,708   $183,064,945   $175,681,163


See notes to financial statements.


14



STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1997                            ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

<CAPTION
                                             PRIME       GOVERNMENT      TAX-FREE         TRUST
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                         ------------   ------------   ------------   ------------
INVESTMENT INCOME
  Interest                               $41,610,016    $10,564,511    $ 7,490,721    $10,692,908

EXPENSES
  Advisory fee (Note B)                    1,509,130        389,803        409,348        886,804
  Registration                               425,097        154,933        106,408        101,201
  Custodian                                  154,937         77,854         93,135         73,744
  Audit and legal                             33,353         15,798         19,037         14,988
  Transfer agency                             24,226         23,771         20,534         22,867
  Printing                                     5,788          4,056          3,634          8,703
  Directors' fees                              5,525          5,525          5,525          5,525
  Amortization of organization
    expenses                                      -0-         2,076          2,076             -0-
  Miscellaneous                               12,866          5,884          7,527          9,765
  Total expenses                           2,170,922        679,700        667,224      1,123,597
  Less: expense reimbursement               (661,792)      (289,896)      (257,876)      (144,572)
  Net expenses                             1,509,130        389,804        409,348        979,025
  Net investment income                   40,100,886     10,174,707      7,081,373      9,713,883

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investment transactions                    1,928         (2,140)           (90)        (4,087)
  Net change in unrealized
    appreciation of investments                   -0-            -0-           229             -0-
  Net gain (loss) on investments               1,928         (2,140)           139         (4,087)

NET INCREASE IN NET ASSETS FROM
OPERATIONS                               $40,102,814    $10,172,567     $7,081,512     $9,709,796


See notes to financial statements.


15



STATEMENT OF CHANGES IN NET ASSETS                   ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                                  PRIME PORTFOLIO          GOVERNMENT PORTFOLIO
                                                         ----------------------------  ----------------------------
                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                         APRIL 30,1997  APRIL 30,1996  APRIL 30,1997  APRIL 30,1996
                                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                  $ 40,100,886   $ 18,016,970   $ 10,174,707   $  8,116,764
  Net realized gain (loss) on investment transactions           1,928        (67,682)        (2,140)       (44,374)
  Net change in unrealized appreciation of investments             -0-            -0-            -0-            -0-
  Net increase in net assets from operations               40,102,814     17,949,288     10,172,567      8,072,390

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                   (40,100,886)   (18,016,970)   (10,174,707)    (8,116,764)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                                 374,018,204    295,597,513    175,705,670     46,450,680
  Total increase (decrease)                               374,020,132    295,529,831    175,703,530     46,406,306

NET ASSETS
  Beginning of year                                       493,319,223    197,789,392    150,816,178    104,409,872
  End of year                                            $867,339,355   $493,319,223   $326,519,708   $150,816,178


See notes to financial statements.


16



                                                    ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                               TAX-FREE PORTFOLIO               TRUST PORTFOLIO
                                                         ----------------------------  ----------------------------
                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                         APRIL 30,1997  APRIL 30,1996  APRIL 30,1997  APRIL 30,1996
                                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                  $  7,081,373   $  3,429,135   $  9,713,883   $  8,045,961
  Net realized gain (loss) on investment transactions             (90)       (66,276)        (4,087)       (32,758)
  Net change in unrealized appreciation of investments            229            (44)            -0-            -0-
  Net increase in net assets from operations                7,081,512      3,362,815      9,709,796      8,013,203

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                    (7,081,373)    (3,429,135)    (9,713,883)    (8,045,961)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                                    (546,863)   148,180,832      5,619,828     60,921,819
  Total increase (decrease)                                  (546,724)   148,114,512      5,615,741     60,889,061

NET ASSETS
  Beginning of year                                       183,611,669     35,497,157    170,065,422    109,176,361
  End of year                                             183,064,945   $183,611,669   $175,681,163   $170,065,422


17



NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997                                       ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
ACM Institutional Reserves, Inc. (the "Fund") is an open-end investment company registered under the Investment Company Act of 1940. The Fund operates as a series company currently consisting of four Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio and Trust Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gain.

2. ORGANIZATION EXPENSES
The organization expenses of the Fund were being amortized against income on a straight-line basis through August 1996 on the Government and Tax-Free Portfolios.

3. TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near calendar year end. Dividends paid by Tax-Free Portfolio from net investment income for the year ended April 30, 1997 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax
(AMT).

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .20 of 1% of average daily net assets for the Prime, Government and Tax-Free Portfolios and .45 of 1% of average daily net assets for the Trust Portfolio. The Adviser has agreed to reimburse the Prime, Government and Tax-Free Portfolios to the extent that their annual aggregate operating expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed .20 of 1% of their average daily net assets for any fiscal year, and with respect to the Trust Portfolio, from May 1, 1996 to April 6, 1997 for expenses exceeding .50 of 1% of its average daily net assets and from April 7, 1997 to April 30, 1997 for expenses exceeding .45 of 1% of its average daily net assets. For the year ended April 30, 1997, reimbursement was $661,792, $289,896, $257,876 and $144,572 for the Prime, Government,
Tax-Free and Trust Portfolios, respectively. The Prime, Government, Tax-Free and Trust Portfolios compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free and Trust Portfolios, for the year ended April 30, 1997, was approximately $18,000 per Portfolio.


18



                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

NOTE C: INVESTMENT TRANSACTIONS
At April 30, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all portfolios. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future capital gains at April 30, 1997 of $183,804, of which $2,984 expires in 2000, $6,777 in 2001, $29,045 in 2002,
$77,316 in 2003 and $67,682 in the year 2004; the Government Portfolio had a capital loss carryforward of $131,349, of which $1,340 expires in 2000, $9,174 in 2001, $51,091 in 2002, $23,230 in 2003, $44,374 in 2004 and $2,140 in the
year 2005; the Tax-Free Portfolio had a capital loss carryforward of $83,663, of which $87 expires in 2000, $6,191 in 2002, $11,019 in 2003 and $66,276 in
2004 and $90 in the year 2005; and the Trust Portfolio had a capital loss carryforward of $56,967, of which $3,347 expires in 2002, $16,775 in 2003, $32,758 in 2004 and $4,087 in the year 2005.

NOTE D: CAPITAL STOCK
There are 1,000,000,000 shares of $.01 par value capital stock authorized. At April 30, 1997, capital paid-in aggregated $867,523,159 on Prime Portfolio, $326,651,057 on Government Portfolio, $183,148,257 on Tax-Free Portfolio, and $175,738,130 on Trust Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                YEAR ENDED         YEAR ENDED
                                              APRIL 30, 1997     APRIL 30, 1996
                                             ----------------   ---------------
PRIME PORTFOLIO
Shares sold                                   12,695,838,675     4,839,076,341
Shares issued on reinvestments of dividends       40,100,886        18,016,970
Shares redeemed                              (12,361,921,357)   (4,561,495,798)
Net increase                                     374,018,204       295,597,513


                                                YEAR ENDED         YEAR ENDED
                                              APRIL 30, 1997     APRIL 30, 1996
                                             ----------------   ---------------
GOVERNMENT PORTFOLIO
Shares sold                                    1,074,902,562     1,212,530,228
Shares issued on reinvestments of dividends       10,174,707         8,116,764
Shares redeemed                                 (909,371,599)   (1,174,196,312)
Net increase                                     175,705,670        46,450,680


                                                YEAR ENDED         YEAR ENDED
                                              APRIL 30, 1997     APRIL 30, 1996
                                             ----------------   ---------------
TAX-FREE PORTFOLIO
Shares sold                                    1,486,189,526     1,044,165,922
Shares issued on reinvestments of dividends        7,081,373         3,429,135
Shares redeemed                               (1,493,817,762)     (899,414,225)
Net increase (decrease)                             (546,863)      148,180,832


19



NOTES TO FINANCIAL STATEMENTS (CONTINUED)            ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                YEAR ENDED         YEAR ENDED
                                              APRIL 30, 1997     APRIL 30, 1996
                                             ----------------   ---------------
TRUST PORTFOLIO
Shares sold                                    1,074,544,780       989,948,926
Shares issued on reinvestments of dividends        9,713,883         8,045,961
Shares redeemed                               (1,078,638,835)     (937,073,068)
Net increase                                       5,619,828        60,921,819


20



FINANCIAL HIGHLIGHTS                                 ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                 PRIME PORTFOLIO
                                               ------------------------------------------------
                                                               YEAR ENDED APRIL 30,
                                               ------------------------------------------------
                                                  1997      1996      1995      1994      1993
                                               --------  --------  --------  --------  --------
Net asset value, beginning of year             $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0530     .0560     .0502     .0325     .0353

LESS: DISTRIBUTIONS
Dividends from net investment income            (.0530)   (.0560)   (.0502)   (.0325)   (.0353)
Net asset value, end of year                   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

TOTAL RETURNS
Total investment return based on
  net asset value (a)                             5.44%     5.76%     5.15%     3.30%     3.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $867.3    $493.3    $197.8    $108.1     $64.3
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements      .20%      .20%      .20%      .20%      .18%
  Expenses, before waivers and reimbursements      .29%      .32%      .36%      .42%      .54%
  Net investment income (b)                       5.31%     5.54%     5.24%     3.25%     3.42%


                                                               GOVERNMENT PORTFOLIO
                                               ------------------------------------------------
                                                               YEAR ENDED APRIL 30,
                                               ------------------------------------------------
                                                  1997      1996      1995      1994      1993
                                               --------  --------  --------  --------  --------
Net asset value, beginning of year             $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0519     .0552     .0493     .0315     .0339

LESS: DISTRIBUTIONS
Dividends from net investment income            (.0519)   (.0552)   (.0493)   (.0315)   (.0339)
Net asset value, end of year                   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                                 5.33%     5.67%     5.06%     3.20%     3.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $326.5    $150.8    $104.4     $76.6     $73.2
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements      .20%      .20%      .20%      .20%      .18%
  Expenses, before waivers and reimbursements      .35%      .36%      .38%      .36%      .49%
  Net investment income (b)                       5.22%     5.50%     4.94%     3.15%     3.30%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends at net asset value during the year and redemption on the last day of the year.

(b)  Net of expenses reimbursed or waived by the Adviser.


21



FINANCIAL HIGHLIGHTS (CONTINUED)                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                TAX-FREE PORTFOLIO
                                               ------------------------------------------------
                                                               YEAR ENDED APRIL 30,
                                               ------------------------------------------------
                                                  1997      1996      1995      1994      1993
                                               --------  --------  --------  --------  --------
Net asset value, beginning of year             $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0347     .0372     .0326     .0240     .0287
Net unrealized loss on investments                  -0-       -0-  (0.0048)       -0-       -0-
Net increase in net asset value from
  operations                                     .0347     .0372     .0278     .0240     .0287

LESS: DISTRIBUTIONS
Dividends from net investment income            (.0347)   (.0372)   (.0326)   (.0240)   (.0287)

ADD: CAPITAL CONTRIBUTION
Capital Contributed by the Adviser                  -0-       -0-   0.0048        -0-       -0-
Net asset value, end of year                   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                                 3.53%     3.79%     3.31%(b)  2.43%     2.92%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $183.1    $183.6     $35.5     $35.6     $40.9
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements      .20%      .20%      .20%      .20%      .18%
  Expenses, before waivers and reimbursements      .33%      .48%      .76%      .69%      .95%
  Net investment income (c)                       3.46%     3.73%     3.31%     2.40%     2.73%


                                                                 TRUST PORTFOLIO
                                               ---------------------------------------------------
                                                                                      NOVEMBER 16,
                                                                                         1992 (D)
                                                       YEAR ENDED APRIL 30,              THROUGH
                                               --------------------------------------   APRIL 30,
                                                  1997      1996      1995      1994      1993
                                               --------  --------  --------  --------  -----------
Net asset value, beginning of period           $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0492     .0527     .0479     .0309     .0144

LESS: DISTRIBUTIONS
Dividends from net investment income            (.0492)   (.0527)   (.0479)   (.0309)   (.0144)
Net asset value, end of period                 $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                                 5.04%     5.41%     4.91%     3.14%     3.21%(e)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $175.7    $170.1    $109.2     $36.8      $5.3
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements      .50%      .50%      .49%      .14%       -0-
  Expenses, before waivers and reimbursements      .57%      .60%      .75%     1.23%      .45%(e)
  Net investment income (c)                       4.93%     5.28%     5.31%     3.15%     3.17%(e)


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.

(b) Capital contributed by the Adviser had no material effect on net asset value, and therefore, no effect on total return.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d)  Commencement of operations.

(e)  Annualized.


22

____________________________________________________________

                           APPENDIX A
                COMMERCIAL PAPER AND BOND RATINGS
____________________________________________________________

Municipal and Corporate Bonds

         The two higher ratings of Moody's Investors Service, Inc. ("Moody"s) for municipal and corporate bonds are Aaa an Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

         The two highest ratings of Standard & Poor's for municipal and corporate bonds AAA and AA. Bonds rated AAA have the highest rating assigned by Standard & Poor's to debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or Minus (-) sign to show relative standing within rating category.

Short-Term Municipal Securities

         Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

         Standard & Poor's highest rating for short-term municipal loans is SP-1. Standard & Poor's stated that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest.

Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation. Issues rate SP-2 have satisfactory capacity to pay principal and interest.

Other Municipal Securities and Commercial Paper

         "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by Standard & Poor's (Standard & Poor's does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of "Prime", while Standard & Poor's uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow an asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rates "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

____________________________________________________________

                           APPENDIX B
               DESCRIPTION OF MUNICIPAL SECURITIES
____________________________________________________________

         Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

         1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance.. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development . These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

         2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales use and business taxes, and are payable from these specific future taxes.

         3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

         4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

         5. Construction Loan Notes are sold to provide construction financing. After successful completion and Acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

         6. Tax-Exempt Commercial Paper is a short-term obligation with a state maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

         Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

         1. General Obligation Bonds are issued by such entities as states, countries, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

         2. Revenue Bonds generally are secured by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise of other specific revenue source. Revenue Bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these Bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         3. Industrial Development Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These Bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such Bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

[LOGO]                       ACM INSTITUTIONAL RESERVES, INC.
                                            - Trust Portfolio

________________________________________________________________

P.O. Box 1520, Secaucus, New Jersey  07096
Toll Free (800) 221-5672
________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION

                       September __, 1997
________________________________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust Portfolio's current Prospectus dated September __, 1997 which describes shares of the Trust Portfolio of the Fund. A copy of this Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or telephone number shown above.


                        TABLE OF CONTENTS
                                                          Page

The Fund................................................    2
Investment Objective and Policies.......................    2
Investment Restrictions.................................    9
Management..............................................   11
Purchase and Redemption of Shares.......................   18
Daily Dividends-Determination of Net Asset Value........   20
Taxes...................................................   21
General Information.....................................   22
Appendix - Commercial Paper and Bond Ratings............
Financial Statements....................................
Report of Independent Auditors..........................

________________________________________________________________
(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

________________________________________________________________

                            THE FUND
________________________________________________________________

         ACM Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Trust Portfolio, which is diversified, is described in the Prospectus which supplements this Statement of Additional Information. Three additional Portfolios of the Fund, the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio, are described in a separate Prospectus and Statement of Additional Information.

________________________________________________________________

               INVESTMENT OBJECTIVES AND POLICIES
________________________________________________________________

         The Trust Portfolio's investment objectives are -- in the following order of priority -- safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives. As a matter of fundamental policy, the Trust Portfolio pursues its objectives by maintaining a portfolio of high-quality U.S.-dollar denominated money market securities, all of which, at the time of investment, have remaining maturities of 397 days or less.

         The Trust Portfolio will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversification, quality and maturity conditions imposed by the Rule.

         Currently, pursuant to Rule 2a-7, the Trust Portfolio may invest only in U.S. dollar-denominated "eligible securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Board of Directors. Generally, an eligible security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO. A security that originally had a maturity of greater than 397 days is an eligible security if its remaining maturity at the time of purchase is 397 calendar days or less and the issuer has outstanding short-term debt that would be an eligible security. Unrated securities may also be eligible securities if the Adviser determines that they are of comparable quality to a rated eligible security pursuant to guidelines approved by the Board of Directors. A description of the ratings of some NRSROs appears in Appendix attached hereto.

         Under Rule 2a-7 the Trust Portfolio may not invest more than five percent of its assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities. In addition, the Trust Portfolio may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Trust Portfolio would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities.

         The Trust Portfolio may make the following investments diversified by maturities and issuers:

         1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the bank for cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Bank, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

         2. Certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loans associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         3. Commercial paper, including variable amount master demand notes, of prime quality [rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by domestic and foreign companies which have an outstanding debt issued rated AAA or AA by Standard & Poor's or Aaa or Aa by Moody's]. For a description of such ratings see the Appendix. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see "Additional Investment Policies" below.

         4. Repurchase agreements pertaining to the above securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the counterparty at an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. It is the Trust Portfolio's current practice, which may be changed at any time without shareholder approval, to enter into repurchase agreements only with such primary dealers and State Street Bank. For each repurchase agreement, the Trust Portfolio requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed one year, the term of the repurchase agreement is always less than one year.

In the event that a counterparty defaulted on its repurchase obligation, the Trust Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Trust Portfolio might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of the Trust Portfolio's assets. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

         The Trust Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Portfolio's current intention to limit its investment in such securities to not more than 5% of its net assets.

                 Additional Investment Policies

         The following investment policies supplement those set forth above.

         Floating and Variable Rate Obligations. The Trust Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Trust Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Trust Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         Reverse Repurchase Agreements. While the Trust Portfolio has no plans to do so, it may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Trust Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

         Liquid Restricted Securities. The Trust Portfolio may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act of 1933 (the "Securities Act").

         In recent years, a large institutional market has developed for certain types of restricted securities including, among others, private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because they are sold in transactions not requiring registration. For example, commercial paper issues in which the Trust Portfolio may invest include, among others, securities issued by major corporations without registration under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) of such Act and commercial paper issued in reliance on the private placement exemption from registration which is afforded by
Section 4(2) of the Securities Act ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must also be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Institutional investors, rather than selling these instruments to the general public, often depend on an efficient institutional market in which such restricted securities can be readily resold in transactions not involving a public offering. In many instances, therefore, the existence of contractual or legal restrictions on resale to the general public does not, in practice, impair the liquidity of such investments from the perspective of institutional holders.

         In 1990, in part to enhance the liquidity in the institutional markets for restricted securities, the SEC adopted Rule 144A under the Securities Act to establish a safe harbor from the Securities Act's registration requirements for resale of certain restricted securities to qualified institutional buyers.
Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be resold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Trust Portfolio, however, could affect adversely the marketability of such portfolio securities and the Trust Portfolio might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of Rule 144A and the consequent inception of the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities.

         The Fund's Directors have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Directors have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Directors. The Adviser takes into account a number of factors in determining whether a restricted security being considered for purchase is liquid, including at least the following:

         (i) the frequency of trades and quotations for the security;

        (ii) the number of dealers making quotations to purchase or sell the security;

       (iii) the number of other potential purchasers of the security;

        (iv) the number of dealers undertaking to make a market in the security;

         (v) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer); and

        (vi) any applicable Securities and Exchange Commission interpretation or position with respect to such types of securities.

         To make the determination that an issue of Section 4(2) paper is liquid, the Adviser must conclude that the following conditions have been met:

         (i) the Section 4(2) paper must not be traded flat or in default as to principal or interest: and

        (ii) the Section 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO: if the security is unrated, Alliance must determine that the security is of equivalent quality.

         The Adviser must also consider the trading market for the specific security, taking into account all relevant factors.

         Following the purchase of a restricted security by the Trust Portfolio, the Adviser monitors continuously the liquidity of such security and reports to the Directors regarding purchases of liquid restricted securities.

                             General

         While there are many kinds of short-term securities used by money market investors, the Trust Portfolio, in keeping with its primary investment objective of safety of principal, generally restricts its investments to the types summarized above. Of note, the Trust Portfolio does not invest in letters of credit. The Trust Portfolio may make investments in certificates of deposit and banker's acceptances issued or guaranteed by, or time deposits maintained at, foreign branches of U.S. banks and U.S. and foreign branches of foreign banks, and commercial paper issued by foreign companies. To the extent that the Trust Portfolio makes such investments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, the lower level of government supervision of issuers, the difficulty in enforcing contractual obligations and lack of uniform accounting standards. There can be no assurance that any of the Trust Portfolio's objectives will be achieved. The market value of the Trust Portfolio's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates.

         Net income to shareholders is aided both by the Trust Portfolio's ability to make investments in large denominations and by efficiencies of scale. Also, the Trust Portfolio may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets.

         The Trust Portfolio's investment objectives may not be changed without the affirmative vote of a majority of the Trust Portfolio's outstanding shares as defined below. Except as otherwise provided, the Trust Portfolio's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Directors without a shareholder vote. However, the Trust Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

________________________________________________________________

                     INVESTMENT RESTRICTIONS
________________________________________________________________

         Unless otherwise specified to the contrary, the following restrictions may not be changed without the affirmative vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Trust Portfolio's assets will not constitute a violation of that restriction.

         The Trust Portfolio may not:

         1. purchase any security which has a maturity date of more than 397 days from the date of the Trust Portfolio's purchase;

         2. invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry provided that for purposes of this restriction (a) there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers'' acceptances and interest-bearing savings deposits and (b) all finance companies as a group and all utility companies as a group are each considered to be a separate industry;

         3. invest more than 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Trust Portfolio's total assets may be invested without regard to such 5% limitation;

         4. invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         5. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 15% of the Trust Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Trust Portfolio will not purchase any investments while borrowings in excess of 15% of total assets exist;

         6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Trust Portfolio except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 5% of the Trust Portfolio's assets;

         7. make loans, provided that the Trust Portfolio may purchase money market securities and enter into repurchase agreements;

         8. enter into repurchase agreements if, as a result thereof, more than 10% of the Trust Portfolio's assets would be subject to repurchase agreements not terminable within seven days and other illiquid investments; or

         9. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, including futures contracts, interests in oil, gas and other mineral exploration or other development programs; (d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, call, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Trust Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and directors of the Fund and of the Adviser who own individually more than 1/2% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

________________________________________________________________

                           MANAGEMENT
________________________________________________________________

Directors and Officers

         The Directors and principal officers of the Fund and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105. Those Directors whose names are followed by an asterisk are "interested persons" of the Fund as determined under the Act. Each Director and officer is affiliated as such with one or more of the other registered investment companies that are advised by the Adviser.

Directors

         JOHN D. CARIFA (52),8 is the President, the Chief
Operating Officer and a Director of Alliance Capital Management
Corporation ("ACMC"),9 with which he has been associated since prior to 1992.

         RUTH BLOCK (66), is a Director of Ecolab Incorporated (specialty chemicals) and Amoco Corporation (oil and gas). Previously, she was an Executive Vice President and Chief Insurance Officer of The Equitable Life Assurance Society of the United States since prior to 1992. Her address is Box 4653, Stamford, Connecticut 06903.

         DAVID H. DIEVLER (67), was formerly a Senior Vice
President of ACMC, with which he had been associated since prior to 1992. He is currently an independent consultant. His address is P.O. Box 167, Spring Lake, New Jersey 07762.

         JOHN H. DOBKIN (55), has been the President of Historic
Hudson Valley (historic preservation) since prior to 1992.  From
1987 to 1992, he was a Director of ACMC.  His address is 105 West
55th Street, New York, New York 10019.

         WILLIAM H. FOULK, JR. (65), is an independent consultant. He was formerly Senior Manager of Barrett
Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1992. His address is 2 Hekma
Road, Greenwich, CT 06831.

         DR. JAMES M. HESTER (73), is President of the Harry Frank Guggenheim Foundation and a Director of Union Carbide Corporation with which he has been associated since prior to 1992. He was formerly President of New York University, The New York Botanical Garden and Rector of the United Nations University. His address is 45 East 89th Street, Apt. 39C, New York, New York 10128.

         CLIFFORD L. MICHEL (58), is a Partner of the law firm of Cahill Gordon & Reindel, with which he has been associated since prior to 1992. He is also President, Chief Executive Officer and

_________________________

8.  An "interested person" of the Fund as defined in the Act.

9.  For purposes of this Statement of Additional Information,
    ACMC refers to Alliance Capital Management Corporation, the sole general partner of the Adviser, and to the predecessor general partner of the Adviser of the same name.

Director of Wenonah Development Company (investment holding company) since 1976 and a Director and Member of the Human Resources, Environmental and Safety, and Executive Committees of Placer Dome, Inc. (mining) and since 1996 he is Director, vice Chairman and Treasurer of Atlantic Health Systems Inc. and Atlantic Hospital. From 1988-1994 he was Director of Faber-Castell Corporation (writing instruments),from 1988 to 1993 he was President of the Board of Trustees of St. Mark's School and from 1991 to 1996 he was Chairman of the Board of Trustees of Morristown Memorial Hospital (and Memorial Health Foundation). His address is St. Bernard's Road, Gladstone, New Jersey
07934.

         DONALD J. ROBINSON (63), is currently Senior Counsel of the law firm of Orrick, Herrington & Sutcliffe, from July 1987 to December 1994 he was Senior Partner of that firm and from January to December 1994 he was a Member of the Executive Committee. He was a Trustee of the Museum of the City of New York from 1977 to 1995. His address is 666 Fifth Avenue, 19th Floor, New York, New York 10103.

         Officers

         RONALD M. WHITEHILL - President (59), is a Senior Vice
President of ACMC and President of Alliance Cash Management
Services, with which he has been associated since 1993.
Previously, he was Senior Vice President and Managing Director of
Reserve Fund since prior to 1992.

         KATHLEEN A. CORBET - Senior Vice President (37), has been a Senior Vice President of ACMC since July 1993.
Previously, she held various responsibilities as head of Equitable Capital Management Corporation's Fixed Income
Management Department, Private Placement Secondary Trading and
Fund Management since prior to 1992.

         DREW A. BIEGEL - Senior Vice President (46), is a Vice
President of ACMC, with which he has been associated since prior to 1992.

         RAYMOND J. PAPERA - Senior Vice President (41), is a
Vice President of ACMC with which he has been associated since prior to 1992.

         KENNETH T. CARTY - Vice President (37), is an Assistant
Vice President of ACMC with which he has been associated since prior to 1992.

         JOHN F. CHIODI, JR. - Vice President (31), is a Vice
President of ACMC with which he has been associated since prior to 1992.

         MARIA R. CONA - Vice President (42), is an Assistant
Vice President of ACMC with which she has been associated since prior to 1992.

         FRANCIS M. DUNN - Vice President (27), is an
Administrative Officer of ACMC with which she has been associated since June 1992. Previously, she was a mutual fund accountant for Dreyfus.

         JOSEPH R. LASPINA - Vice President (37), is an Assistant
Vice President of ACMC, with which he has been associated since prior to 1992.

         EDMUND P. BERGAN, Jr. - Secretary (47), is a Senior Vice
President and the General Counsel of Alliance Fund Distributors,
Inc. ("AFD") and Alliance Fund Services, Inc. ("AFS"), with which he has been associated since prior to 1992.

         MARK D. GERSTEN - Treasurer and Chief Financial Officer
(46), is a Senior Vice President of AFS and AFD, with which he has been associated since prior to 1992.

         VINCENT S. NOTO - Controller (32), is a Money Market
Fund Manager, Mutual Funds of Alliance Fund Services, Inc., with which he has been associated since prior to 1992.

         The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended April 30, 1997, the aggregate compensation paid to each of the Directors during calendar year 1996 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of funds in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.

                                                      Total Number of Funds
                                  Total               in the Alliance Fund
                                  Compensation        Complex Including the
                   Aggregate      from the Alliance   Fund, as to which the
Name of Director   Compensation   Fund Complex,       Director is a Director
of the Fund        from the Fund  Including the Fund  or Trustee

   John D. Carifa      $-0-           $-0-                      50
Ruth Block             $753           $157,500                  38
David H. Dievler       $753           $182,000                  44
John H. Dobkin         $762           $121,250                  31
William H. Foulk, Jr.  $766           $144,250                  32
James M. Hester        $750           $148,500                  39
Clifford L. Michel     $692           $146,068                  39
Donald J. Robinson     $440           $137,250                  39
Robert C. White        $545           $130,750                  36

         Mr. Robinson was elected as a Director of the Fund on September 10, 1996.

         As of August 15, 1997, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of each Portfolio.

The Adviser

         Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") as the Fund's Adviser (see "Management of the Fund" in the Prospectus). ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"), a holding company controlled by AXA-UAP, a French insurance holding company. As of March 1, 1997, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 58% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"), and approximately 33% and 9% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, including employees of the Adviser who serve as Directors of the Fund.

         As of March 1, 1997, AXA-UAP and its subsidiaries owned 60.7% of the issued and outstanding shares of the capital stock of ECI. ECI is a public company with shares traded on the Exchange. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial services companies. AXA-UAP's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically with activities, principally in Western Europe, North America and the Asia/Pacific area. AXA-UAP is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

         Based on information provided by AXA-UAP, on March 1, 1997, 22.5% of the issued ordinary shares (representing 33.0% of the voting power) of AXA-UAP were controlled directly and indirectly by Finaxa, a French holding company. As of March 1, 1997, 61.4% of the shares (representing 72.0% of the voting power) of Finaxa were owned by four French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.9% of the shares, representing 40.0% of the voting power), and 23.7% of the shares of Finaxa (representing 14.6% of the voting power) were owned by Banque Paribas, a French bank ("Paribas"). Including the ordinary shares owned by Finaxa, on March 1, 1997, the Mutuelles AXA directly or indirectly controlled 26.0% of the issued ordinary shares (representing 38.1% of the voting power) of AXA-UAP. Acting as a group, the Mutuelles AXA control AXA-UAP and Finaxa.

         In November 1996, AXA offered (the "Exchange Offer") to acquire 100% of the ordinary shares ("UAP Shares") of FF10 each of Compagnie UAP, a socPete anonyme organized under the laws of France ("UAP"), in exchange for ordinary shares ("Shares") and Certificates of Guaranteed Value ("Certificates") of AXA. Each UAP shareholder that tendered UAP Shares in the Exchange Offer received two Shares and two Certificates for every five UAP Shares so tendered. On January 24, 1997, AXA acquired 91.37% of the outstanding UAP Shares. AXA-UAP currently intends to merge (the "Merger") with UAP at some future date in 1997. It is anticipated that approximately 11,706,826 additional Shares will be issued in connection with the Merger to UAP shareholders who did not tender UAP Shares in the Exchange Offer. If the Merger had been completed at March 1, 1997, Finaxa would have beneficially owned (directly and indirectly) approximately 21.7% of the Shares (representing approximately 32.0% of the voting power), and the Mutuelles AXA would have controlled (directly or indirectly through their interest in Finaxa) 25.1% of the issued ordinary shares (representing 36.8% of the voting power) of AXA-UAP. On January 17, 1997, AXA announced its intention to redeem its outstanding 6% Bonds (the "Bonds"). Between February 14, 1997 and May 14, 1997, holders of the Bonds has the option to convert each Bond into 5.15 Shares. On May 15, 1997, each Bond still outstanding was redeemed into cash at FF1,285 plus FF9.29 accrued interest. Finaxa converted the Bonds it had owned into 2,153,308 Shares. After giving effect to the conversion of all outstanding Bonds into Shares and to the Merger as if it had been completed at March 1, 1997, Finaxa would have beneficially owned (directly and indirectly) approximately 21.4% of the Shares (representing 31.3% of the voting power), and the Mutuelles AXA would have controlled (directly or indirectly through their interest in Finaxa) 24.7% of the issued ordinary shares (representing 36.0% of the voting power) of AXA-UAP.

         The Adviser is a leading international investment manager supervising client accounts with assets as of June 30, 1997 totaling more than $199 billion (of which more than $71 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds and included, as of June 30, 1997, 2933 of the FORTUNE 100 companies. The Adviser and its subsidiaries employ approximately 1,450 employees who operate out of domestic offices and the overseas offices of subsidiaries in Bombay, Istanbul, London, Paris, Sao Paulo, Sydney, Tokyo, Toronto, Bahrain, Luxembourg and Singapore. The 54 registered investment companies managed by the Adviser comprising 116 separate investment portfolios currently have more than two million shareholders.

         Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for each Portfolio of the Fund and pays all compensation of Directors of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, the Trust Portfolio pays the Adviser at an annual rate of .45 of 1% of the average daily value of its net assets. The fee is accrued daily and paid monthly. The Adviser has undertaken, until, at its request, the Fund notifies investors to the contrary that if, in any fiscal year, the aggregate expenses of the Trust Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee, exceed .50 of 1% of the Trust Portfolio's average net assets for the fiscal year, the Trust Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will bear, such excess expenses. The Adviser voluntarily agreed to reimburse the Trust Portfolio from May 1, 1994 to October 9, 1994 for expenses exceeding .45 of 1% of its average daily net assets. The Adviser also voluntarily reimbursed the Trust Portfolio from October 15, 1993 to April 30, 1994 for expenses exceeding .20 of 1% of its average daily net assets. For the fiscal year ended April 30, 1997, the Adviser reimbursed $144,572, all of which represented advisory fees. For the fiscal year ended April 30, 1996, the Adviser reimbursed $147,358, all of which represented advisory fees. For the fiscal year ended April 30, 1995, the Adviser reimbursed $182,478, all of which represented advisory fees. The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Trust Portfolio to compensate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of shares of the Trust Portfolio, including paying for the preparation, printing and distribution of prospectuses and other literature or other promotional activities. The Trust Portfolio also pays for printing of prospectuses and other reports to shareholders and all expenses and fees related to registrations and filings with the Securities and Exchange Commission and with state regulatory authorities. The Trust Portfolio pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, administrative, accounting, and other office costs; fees and expenses of Directors who are not affiliated with the Adviser; costs of maintenance of the Fund's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Trust Portfolio by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser; if so done, the services are provided to the Fund at cost and the payments therefor must be specifically approved in advance by the Directors.

         The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement replaced an earlier agreement (the "First Advisory Agreement") that terminated because of its technical assignment as a result of AXA's acquisition of control over Equitable. In anticipation of the assignment of the First Advisory Agreement, the advisory agreement was approved by the unanimous vote, cast in person, of the Fund's Directors (including the Directors who are not parties to the Advisory

Agreement or interested persons as defined in the Act of any such party) at a meeting called for the purpose held on September 10, 1991. At a meeting held on December 7, 1993, a majority of the outstanding voting securities of the Trust Portfolio approved the Advisory Agreement.

         The Advisory Agreement remains in effect with respect to the Trust Portfolio until December 31, 1997, and thereafter for successive twelve month periods computed from each January 1, provided that such continuance is specifically approved at least annually by a vote of a majority of the Trust Portfolio's outstanding voting securities or by the Fund's Board of Directors, including in either case approval by the majority of the Directors who are not parties to the Advisory Agreement or interested persons as defined in the Act. The Advisory Agreement may be terminated with respect to the Trust Portfolio without penalty on 60 days'' written notice at the option of either party or by vote of a majority of the outstanding voting securities of the Trust Portfolio; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

________________________________________________________________

                PURCHASE AND REDEMPTION OF SHARES
________________________________________________________________

         The Trust Portfolio may refuse any order for the purchase of shares and reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. The Trust Portfolio is only available through financial intermediaries.

         Shareholders maintaining accounts in the Trust Portfolio through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Trust Portfolio itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Trust Portfolio until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution.

         Except with respect to telephone orders, investors whose payment in Federal funds or bank wire monies are received by State Street Bank by 4:00 p.m. (New York time) will become shareholders on, and will receive the dividend declared, that day. A telephone order for the purchase of shares will become effective, and the shares purchased will receive the dividend on shares declared on that day, if such order is placed by 4:00 p.m. (New York time) and Federal funds or bank wire monies are received by State Street bank prior to 4:00 p.m. (New York time) of such day. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

         All shares purchased are confirmed to each shareholder and are credited to his or her account at net asset value. To avoid unnecessary expense to the Trust Portfolio and to facilitate the immediate redemption of shares, stock certificates, for which no charge is made, are not issued except upon the written request of the shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal, such as telephone, telegraph and check-writing procedures. The Trust Portfolio reserves the right to reject any purchase order.

         The Trust Portfolio reserves the right to close out an account that is below $500,000 after at least 60 days'' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period. For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.

         A "business day," during which purchases and redemptions of Trust Portfolio shares can become effective and the transmittal of redemption proceeds can occur, is considered for Trust Portfolio purposes as any weekday exclusive of national holidays on which the New York Stock Exchange is closed and Good Friday; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday in Massachusetts, neither purchases nor wire redemptions can become effective because Federal funds cannot be received or sent by State Street Bank. On such days, therefore, the Trust Portfolio can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Securities and Exchange Commission) exists, or the Securities and Exchange Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Trust Portfolio at such time and the income earned.

________________________________________________________________

       DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE
________________________________________________________________

         All net income of the Trust Portfolio is determined at 12:00 Noon and 4:00 p.m. (New York time) and is paid immediately thereafter pro rata to shareholders of record of the Trust Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

         The Trust Portfolio's net income consists of all accrued interest income on assets less expenses allocable to the Trust Portfolio (including accrued expenses and fees payable to the Adviser) applicable to that dividend period. Realized gains and losses of the Trust Portfolio are reflected in its net asset value and are not included in net income. Net asset value per share of the Trust Portfolio is expected to remain constant at $1.00 since all net income of the Trust Portfolio is declared as a dividend each time net income is determined and net realized gains and losses, if any, are expected to be relatively small.

         The valuation of the Trust Portfolio's securities is based upon its amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Trust Portfolio may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

         The Trust Portfolio utilizes the amortized cost method of valuation of portfolio securities in accordance with the provisions of Rule 2a-7 under the Act. Pursuant to such rule, the Trust Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities of high quality. The Trust Portfolio also purchases instruments having remaining maturities of no more than 397 days. The Trust Portfolio maintains procedures designed to stabilize, to the extent reasonably possible, the price per share of the Trust Portfolio as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Trust Portfolio's portfolio holdings by the Directors at such intervals as they deem appropriate to determine whether and to what extent the net asset value of the Trust Portfolio calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. If such deviation as to the Trust Portfolio exceeds 1/2 of 1%, the Directors will promptly consider what action, if any, should be initiated. In the event the Directors determine that such a deviation may result in material dilution or other unfair results to new investors or existing shareholders, they will consider corrective action which might include (1) selling instruments held by the Trust Portfolio prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; (2) withholding dividends of net income on shares of the Trust Portfolio; or (3) establishing a net asset value per share of the Trust Portfolio by using available market quotations or equivalents.

         The net asset value of the shares of the Trust Portfolio is determined each business day (and on such other days as the Directors deem necessary) at 12:00 Noon and 4:00 p.m. (New York time). The net asset value per share of the Trust Portfolio is calculated by taking the sum of the value of the Trust Portfolio's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Trust Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

________________________________________________________________

                              TAXES
________________________________________________________________

Federal Income Tax Considerations

         The Trust Portfolio qualified, for the period ended April 30, 1997, as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code) and, as such, will not be liable for Federal income and excise taxes on the investment company taxable income and net capital gains distributed to its shareholders. Since the Trust Portfolio distributes all of its investment company taxable income and net capital gains, the Trust Portfolio should thereby avoid all Federal income and excise taxes.

         Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since the Trust Portfolio's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations.
Long-term capital gains, if any, distributed by the Trust Portfolio to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time he or she may have held his or her shares. Any loss realized on shares held for six months or less will be treated as long-term loss for Federal income tax purposes to the extent of any long-term capital gain distributions received on such shares.
Distributions of short and long-term capital gains, if any, are normally made once each year shortly before the close of the Trust Portfolio's fiscal year, although such distributions may be made more frequently if necessary in order to maintain the Trust Portfolio's net asset value at $1.00 per share.

________________________________________________________________

                       GENERAL INFORMATION
________________________________________________________________

         Portfolio Transactions. Subject to the general supervision of the Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Trust Portfolio. Because the Trust Portfolio invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Trust Portfolio's shares since the portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

         The Trust Portfolio has no obligation to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Trust Portfolio to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Trust Portfolio. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

Capitalization

         All shares of the Trust Portfolio participate equally in dividends and distributions from the Trust Portfolio, including any distributions in the event of a liquidation. Each share of the Trust Portfolio is entitled to one vote for all purposes. Shares of all classes vote for the election of Directors and on any other matter that affects all Portfolios of the Fund in substantially the same manner as a single class, except as otherwise required by law. As to matters affecting each Portfolio differently, such as approval of the Advisory Agreement, shares of each Portfolio vote as a separate class. There are no conversion or preemptive rights in connection with any shares of the Trust Portfolio. Since voting rights are noncumulative, holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the Act and in the Fund's By-Laws, will be available to shareholders of each Portfolio. Special meetings of stockholders for any purpose may be called by 10% of its outstanding shareholders. All shares of the Trust Portfolio when duly issued will be fully paid and non-assessable. The rights of the holders of shares of a class may not be modified except by the vote of a majority of the outstanding shares of such class.

         The Board of Directors is authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional series of shares. Any issuance of shares of another class would be governed by the Act and Maryland law.

         As of the close of business on August 15, 1997, there were 246,159,934.67 shares of the Trust Portfolio outstanding. Set forth and discussed below is certain information as to all persons who owned of record or beneficially 5% or more of the outstanding shares of the Trust Portfolio at August 15, 1997.

                              No. of             % of
Name and Address              Shares             Class

Trust Portfolio

   Hare & Co.                23,082,966.86        9.38%
c/o Bank of New York
One Wall Street, 5th Fl
New York, NY  10005-2501

         Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel, New York, New York, counsel for the Trust Portfolio and the Adviser. Seward & Kissel has relied upon the opinion of Venable, Baetjer and Howard, LLP, 1800 Mercantile Bank & Trust Building, 2 Hopkins Plaza, Baltimore, Maryland 21201, for matters relating to Maryland law.

         Accountants.  McGladrey & Pullen, LLP, New York, New
York, are the independent auditors for the Trust Portfolio.

         Yield Quotations and Performance Information. Advertisements containing yield quotations for the Trust Portfolio may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund.
These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc.,

IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Portfolio's performance to bank money market deposit accounts, certificates of deposit or various indices. Yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933.

         Yield quotations for the Trust Portfolio are thus determined by (i) computing the net change over a seven-day period, exclusive of the capital changes, in the value of a hypothetical pre-existing account having a balance of one share of the Trust Portfolio at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (iii) multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. The Trust Portfolio's effective annual yield represents a compounding of the annualized yield according to the formula: effective yield + [(base period return + 1) 365/7] - 1.

ACM INSTITUTIONAL RESERVES

ANNUAL REPORT
APRIL 30, 1997



PORTFOLIO OF INVESTMENTS
APRIL 30, 1997                     ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD        VALUE
--------------------------------------------------------------------------
           COMMERCIAL PAPER-59.3%
           ALLIANZ OF AMERICA FINANCE CORP.
$  5,949   7/01/97 (a)                                5.50%   $ 5,893,559
  10,000   8/18/97 (a)                                5.72      9,826,811
           BANCA CRT FINANCIAL CORP.
   3,400   5/01/97                                    5.50      3,400,000
   9,060   5/14/97                                    5.55      9,041,842
   7,500   5/05/97                                    5.58      7,495,350
           BANCO NACIONAL DE COMMON
  10,000   9/17/97                                    5.55      9,785,708
           BHF FINANCE DELAWARE, INC.
   5,000   6/30/97                                    5.60      4,953,333
           BIL NORTH AMERICA, INC.
  18,500   5/16/97                                    5.52     18,457,450
           CAISSE CENTRALE JARDINS DU QUEBEC
  20,000   7/16/97                                    5.39     19,772,422
           CAISSE D' AMORTISSEMENT
   5,550   10/03/97                                   5.38      5,421,440
   1,300   5/07/97                                    5.50      1,298,808
           CHIAO TUNG BANK CO., LTD.
   5,000   8/26/97                                    5.33      4,913,388
  20,000   7/23/97                                    5.45     19,748,694
           COMMONWEALTH BANK OF AUSTRALIA
  16,500   10/03/97                                   5.72     16,093,642
           COPLEY FINANCING CORP.
  13,016   5/12/97 (a)                                5.54     12,993,967
   3,000   5/21/97 (a)                                5.54      2,990,767
   6,207   5/21/97 (a)                                5.55      6,187,862
           CREGEM NORTH AMERICA, INC.
  10,000   6/18/97                                    5.33      9,928,933
           CS FIRST BOSTON, INC.
   5,000   8/19/97                                    5.40      4,917,500
   5,000   7/01/97                                    5.62      4,952,386
   5,000   10/08/97                                   5.70      4,873,333
   5,000   10/08/97                                   5.73      4,872,667
           EKSPORTFINANS
   5,000   6/18/97                                    5.35      4,964,333
   5,820   6/04/97                                    5.60      5,789,219
  19,685   6/18/97                                    5.60     19,538,019
   6,215   6/26/97                                    5.60      6,160,861
           EMBARCADERO CENTER VENTURE (FOUR)
   5,600   5/19/97                                    5.63      5,584,236
  13,000   6/04/97                                    5.72     12,929,771
           EMBARCADERO CENTER VENTURE (TWO-A)
   6,250   5/19/97                                    5.67      6,232,281
           GENERAL ELECTRIC CAPITAL CORP.
  10,000   7/28/97                                    5.63      9,862,378
           GLENCORE FINANCE LTD.
   5,000   8/25/97                                    5.43      4,912,517
   5,000   8/26/97                                    5.43      4,911,763
           GOVERNMENT DEVELOPMENT BANK OF
           PUERTO RICO
   6,500   5/12/97                                    5.35      6,489,374
  10,000   6/13/97                                    5.58      9,933,350
   3,200   6/16/97                                    5.60      3,177,102
           IMI FUNDING CORP. (USA)
   3,080   8/05/97                                    5.35      3,036,059
   3,260   7/23/97                                    5.37      3,219,639
  13,430   7/15/97                                    5.44     13,277,793
           INDUSTRIAL BANK OF KOREA
   5,000   6/04/97                                    5.44      4,974,311
   5,000   6/18/97                                    5.50      4,963,333
   5,000   6/23/97                                    5.62      4,958,631
  15,000   7/02/97                                    5.68     14,853,267
           INTERNATIONAL NEDERLAND BANK
  30,000   6/03/97                                    5.57     29,846,963
           KOREAN DEVELOPMENT BANK
  10,000   5/12/97                                    5.34      9,983,683
           KREDIETBANK NORTH
           AMERICA FINANCE CORP.
  25,000   6/02/97                                    5.38     24,880,445
           MITSUBISHI MOTORS CREDIT
   3,000   5/23/97                                    5.58      2,989,770
           MORGAN STANLEY GROUP, INC.
  15,000   5/21/97                                    5.36     14,955,333
  10,000   5/21/97                                    5.52      9,969,333
           NESTLE CAPITAL CORP.
   5,000   5/05/97                                    5.50      4,996,944


1



PORTFOLIO OF INVESTMENTS (CONTINUED)
ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD          VALUE
--------------------------------------------------------------------------
           PACCAR FINANCIAL CORPORATION
$  6,380   5/05/97                                    5.50%  $  6,376,101
           PHH CORP.
   4,057   5/01/97                                    5.53      4,057,000
   6,000   5/05/97                                    5.53      5,996,313
           PROVINCE OF QUEBEC
   6,900   6/30/97                                    5.60      6,835,600
           SOCIETE GENERALE N.A., INC.
   2,500   7/14/97                                    5.32      2,472,661
           UNI FUNDING, INC.
   5,000   5/05/97                                    5.33      4,997,039
  10,000   6/30/97                                    5.62      9,906,333
           VATTENFALL TREASURY, INC.
  14,000   5/21/97                                    5.36     13,958,311
           VENANTIUS
  10,000   7/24/97                                    5.40      9,874,000
  15,000   5/07/97                                    5.50     14,986,250
           Total Commercial Paper
           (amortized cost $514,670,178)                      514,670,178

           CERTIFICATES OF DEPOSIT-21.6%
           BANK OF TOKYO
  10,000   5.54%, 6/11/97                             5.50     10,000,353
   5,000   5.59%, 5/05/97                             5.59      5,000,000
   5,000   5.80%, 7/08/97                             5.80      5,000,000
  22,000   5.84%, 7/18/97                             5.84     22,000,000
           CANADIAN IMPERIAL BANK
  10,000   5.60%, 6/18/97                             5.60     10,000,000
           CARIPLO
   5,000   5.75%, 7/17/97                             5.74      5,000,106
           DAI ICHI KANGYO BANK LTD.
  15,000   5.53%, 5/14/97                             5.53     14,999,914
           HESSISCHE LANDESBANK
   5,000   6.13%, 4/07/98                             6.25      4,994,655
           KOREAN DEVELOPMENT BANK
  30,000   5.78%, 6/11/97                             5.76     30,000,677
           NORINCHUKIN BANK
  20,000   5.60%, 5/07/97                             5.59     20,000,033
  10,000   5.75%, 6/09/97                             5.74     10,000,107
           SANWA BANK
  13,000   5.52%, 5/07/97                             5.52     13,000,000
  27,000   5.70%, 5/27/97                             5.70     27,000,000
           SUMITOMO BANK
  10,000   5.57%, 5/14/97                             5.57     10,000,000
           Total Certificates of Deposit
           (amortized cost $186,995,845)                      186,995,845

           CORPORATE OBLIGATIONS-10.4%
           ABBEY NATIONAL TREASURY SERVICES
   6,000   5.56%, 5/16/97 FRN                         5.62      5,999,853
           BETA FINANCE, INC.
   5,000   5.92%, 6/06/97 (a)                         6.00      4,999,619
           GENERAL ELECTRIC CAPITAL CORP.
  10,000   5.74%, 6/27/97 FRN                         5.71     10,000,768
   5,000   5.75%, 1/05/98 FRN                         5.75      5,000,000
           MERRILL LYNCH & CO.
   5,000   5.57%, 12/24/97 FRN                        5.59      4,999,370
   7,000   5.60%, 1/22/98 FRN                         5.63      6,998,765
   5,000   5.66%, 3/16/98                             5.73      4,999,584
   7,000   5.78%, 1/29/98 FRN                         5.80      6,998,973
           SALTS II CAYMAN ISLANDS CORP.
   5,000   5.61%, 6/19/97 (a)                         5.61      5,000,000
           SALTS III CAYMAN ISLANDS CORP.
  35,000   5.79%, 7/23/97 (a)                         5.79     35,000,000
           Total Corporate Obligations
           (amortized cost $89,996,932)                        89,996,932

           BANK OBLIGATIONS-3.6%
           FCC NATIONAL BANK
  10,000   5.63%, 6/04/97                             5.63     10,000,000
           FIRST CHICAGO CORP.
   5,000   6.25%, 7/15/97                             5.73      5,004,327
           JP MORGAN & CO.
  10,000   5.75%, 8/15/97 FRN                         5.80      9,998,604
           KOREAN DEVELOPMENT BANK
   6,000   7.71%, 5/05/97                             5.47      6,001,504
           Total Bank Obligations
           (amortized cost $31,004,435)                        31,004,435


2



                                   ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD        VALUE
--------------------------------------------------------------------------
           U.S. GOVERNMENT AND AGENCY
           OBLIGATIONS-2.5%
           FEDERAL FARM CREDIT BANK
$  7,000   5.66%, 8/03/98 FRN                         5.71%  $  6,995,869
           FEDERAL NATIONAL MORTGAGE ASSN.
  10,000   5.74%, 8/25/97 FRN                         5.78      9,998,772
           STUDENT LOAN MARKETING ASSN.
   5,000   5.71%, 1/21/98 FRN                         5.74      4,998,957
           Total U.S. Government and Agency
           Obligations
           (amortized cost $21,993,598)                        21,993,598

           PROMISSORY NOTE-2.3%
           GOLDMAN SACHS GROUP LP
  20,000   5.69%, 10/14/97 FRN                        5.69%
           (cost $20,000,000)                                 $20,000,000

           TOTAL INVESTMENTS-99.7%
           (amortized cost$864,660,988)                       864,660,988
           Other assets less liabilities-0.3%                   2,678,367

           NET ASSETS-100%
           (offering and redemption price of
           $1.00 per share; 867,523,159 shares
           outstanding)                                      $867,339,355


See Glossary of Terms on page 13.
See notes to financial statements.


3



PORTFOLIO OF INVESTMENTS
APRIL 30, 1997                ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------
           U.S. GOVERNMENT & AGENCY
           OBLIGATIONS-52.8%
           FEDERAL HOME LOAN BANK-18.9%
$ 20,000   5/01/97                                  5.25%    $ 20,000,000
  19,000   5/01/97                                  5.28       19,000,000
   5,000   6/05/97                                  5.30        4,974,236
   2,000   9/18/97                                  5.37        1,958,233
     695   9/18/97                                  5.60          679,865
   5,000   5.35%, 12/04/97 FRN                      5.44        4,997,556
   3,000   5.87%, 1/30/98                           5.87        3,000,000
   4,060   5.88%, 3/24/98                           6.15        4,048,029
   3,000   6.11%, 4/17/98                           6.15        2,999,174
                                                             -------------
                                                               61,657,093

           FEDERAL NATIONAL MORTGAGE
           ASSOCIATION-14.7%
   2,000   5/05/97                                  5.22        1,998,840
   1,130   5/09/97                                  5.25        1,128,682
   5,000   6/03/97                                  5.28        4,975,800
   5,000   6/05/97                                  5.28        4,974,333
   2,080   9/10/97                                  5.37        2,039,045
   3,000   6/24/97                                  5.47        2,975,385
     695   6/19/97                                  5.50          689,797
     800   6/25/97                                  5.50          793,278
   3,000   9/24/97                                  5.50        2,933,083
   6,000   8/04/97                                  5.54        5,912,283
     185   5/12/97                                  5.60          184,683
     590   6/13/97                                  5.60          586,054
   4,000   5.38%, 9/12/97 FRN                       5.45        3,999,405
   2,895   5.39%, 7/17/97                           5.39        2,895,000
   5,000   5.78%, 6/11/97 FRN                       5.83        4,999,728
   5,000   5.94%, 10/15/97 FRN                      5.95        5,000,259
   2,000   6.02%, 4/15/98                           6.15        1,997,807
                                                             -------------
                                                               48,083,462

           STUDENT LOAN MARKETING
           ASSOCIATION-8.2%
  15,765   5/01/97                                  5.28       15,765,000
   4,500   5.68%, 7/12/99 FRN                       6.08        4,463,554
   4,000   5.71%, 1/21/98 FRN                       5.74        3,999,166
   2,500   5.87%, 6/30/97 FRN                       5.86        2,500,236
                                                             -------------
                                                               26,727,956

           FEDERAL FARM CREDIT BANK-6.1%
   1,790   9/15/97                                  5.37        1,753,420
   3,175   7/07/97                                  5.49        3,142,559
   2,500   5.26%, 5/20/97 FRN                       5.38        2,499,848
   5,100   5.60%, 11/03/97                          5.57        5,098,007
   7,500   5.73%, 6/26/97 FRN                       5.78        7,499,448
                                                             -------------
                                                               19,993,282

           FEDERAL HOME LOAN MORTGAGE CORP.-4.9%
   2,000   5/06/97                                  5.22        1,998,550
   2,000   5/07/97                                  5.22        1,998,260
   2,000   5/09/97                                  5.22        1,997,680
   2,000   5/12/97                                  5.22        1,996,810
     447   6/11/97                                  5.60          444,149
     170   7/01/97                                  5.60          168,387
     210   7/15/97                                  5.60          207,550
   4,000   5.72%, 3/17/98                           5.87        3,994,950
   3,000   5.84%, 4/08/98                           6.04        2,994,856
                                                             -------------
                                                               15,801,192

           Total U.S. Government & Agency
           Obligations
           (amortized cost $172,262,985)                      172,262,985

           REPURCHASE AGREEMENTS-46.9%
           CHASE SECURITIES, INC.
   7,000   5.58%, dated 4/08/97, due
           6/11/97 in the amount of
           $7,069,440 (cost $7,000,000;
           collateralized by $8,100,000
           FN 303814, 6.50%, 4/01/16,
           value $7,346,400)
           (amortized cost $7,000,000) (b)          5.58        7,000,000

           CHASE SECURITIES, INC.
   5,000   5.63%, dated 4/01/97, due
           6/30/97 in the amount of
           $5,070,312 (cost $5,000,000;
           collateralized by $5,580,000
           FH 00604, 7.00%, 11/01/26,
           value $5,373,069)
           (amortized cost $5,000,000) (b)          5.63        5,000,000

           FIRST BOSTON CORP.
   7,000   5.50%, dated 4/09/97, due
           5/08/97 in the amount of
           $7,031,014 (cost $7,000,000;
           collateralized by $7,472,000
           FN 313472, 7.00%, 2/01/27,
           value $7,251,245)
           (amortized cost $7,000,000) (b)          5.50        7,000,000


4



                              ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------
           FIRST BOSTON CORP.
$  7,000   5.52%, dated 4/30/97, due
           5/30/97 in the amount of
           $7,032,200 (cost $7,000,000;
           collateralized by $9,115,000
           FN 302833, 8.00%, 10/01/24,
           value $7,178,590)
           (amortized cost $7,000,000) (b)          5.52%     $ 7,000,000

           GOLDMAN SACHS & CO.
  12,000   5.50%, dated 4/09/97, due
           5/14/97 in the amount of
           $12,064,167 (cost $12,000,000;
           collateralized by $12,992,000
           FN 00618, 7.00%, 11/01/26,
           value $12,456,960)
           (amortized cost $12,000,000) (b)         5.50       12,000,000

           LEHMAN BROTHERS, INC.
   5,000   5.40%, dated 3/19/97, due
           5/21/97 in the amount of
           $5,047,250 (cost $5,000,000;
           collateralized by $6,119,213
           FGG 000474, 9.00%, 4/01/25,
           value $5,196,326)
           (amortized cost $5,000,000) (b)          5.40        5,000,000

           LEHMAN BROTHERS, INC.
   7,000   5.55%, dated 4/09/97, due
           6/09/97 in the amount of
           $7,065,829 (cost $7,000,000;
           collateralized by $9,969,734
           FN 10267, 7.00%, 10/01/09,
           value $7,294,149)
           (amortized cost $7,000,000) (b)          5.55        7,000,000

           MORGAN STANLEY GROUP, INC.
  12,000   5.44%, dated 4/18/97, due
           5/02/97 in the amount of
           $12,025,387 (cost $12,000,000;
           collateralized by $12,976,000
           GN 780452, 7.00%, 10/15/26,
           value $12,425,262)
           (amortized cost $12,000,000) (b)         5.44       12,000,000

           NIKKO SECURITIES CO.
   5,000   5.48%, dated 4/16/97, due
           5/13/97 in the amount of
           $5,020,550 (cost $5,000,000;
           collateralized by $5,406,000
           FN 377155, 7.00%, 4/01/27,
           value $5,267,546)
           (amortized cost $5,000,000) (b)          5.48        5,000,000

           NIKKO SECURITIES CO.
   9,000   5.57%, dated 4/30/97, due
           7/02/97 in the amount of
           $9,087,727 (cost $9,000,000;
           collateralized by $9,652,000
           FN 250911, 7.00%, 5/01/27,
           value $9,374,639)
           (amortized cost $9,000,000) (b)          5.57        9,000,000

           PAINE WEBBER, INC.
   7,000   5.50%, dated 4/30/97, due
           5/12/97 in the amount of
           $7,012,833 (cost $7,000,000;
           collateralized by $7,279,000
           FN 250888, 7.00%, 4/01/12,
           value $7,204,383)
           (amortized cost $7,000,000) (b)          5.50        7,000,000

           PAINE WEBBER, INC.
   7,000   5.50%, dated 4/30/97, due
           5/16/97 in the amount of
           $7,017,111 (cost $7,000,000;
           collateralized by $7,694,000
           FN 313040, 7.00%, 8/01/11,
           value $7,203,855)
           (amortized cost $7,000,000) (b)          5.50        7,000,000

           PRUDENTIAL SECURITIES, INC.
   7,000   5.46%, dated 4/23/97, due
           5/15/97 in the amount of
           $7,023,357 (cost $7,000,000;
           collateralized by $11,330,000
           FN 100042, 11.00%, 10/15/20,
           value $7,097,833, and $125,000
           FN 283820, 6.00%, 5/01/01,
           value $102,769)
           (amortized cost $7,000,000) (b)          5.46        7,000,000


5



PORTFOLIO OF INVESTMENTS
(CONTINUED)                   ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------
           PRUDENTIAL SECURITIES, INC.
$  6,000   5.47%, dated 4/16/97, due
           5/07/97 in the amount of
           $6,019,145 (cost $6,000,000;
           collateralized by $7,225,000
           GN 780197, 7.00%, 7/15/25,
           value $6,232,164)
           (amortized cost $6,000,000) (b)          5.47%    $  6,000,000

           SBC WARBURG, LTD.
   6,000   5.45%, dated 4/21/97, due
           5/05/97 in the amount of
           $6,012,717 (cost $6,000,000;
           collateralized by $8,552,000
           FN 313311, 6.246%, 12/01/26,
           value $6,161,719)
           (amortized cost $6,000,000) (b)          5.45        6,000,000

           SBC WARBURG, LTD.
   6,000   5.53%, dated 4/17/97, due
           6/18/97 in the amount of
           $6,057,143 (cost $6,000,000;
           collateralized by $7,594,000
           FN 50993, 7.00%, 2/01/24,
           value $6,167,556)
           (amortized cost $6,000,000) (b)          5.53        6,000,000

           SMITH BARNEY, INC.
  12,000   5.50%, dated 4/09/97, due
           5/13/97 in the amount of
           $12,062,333 (cost $12,000,000;
           collateralized by $12,899,893
           FN 00567, 9.50%, 4/01/25,
           value $12,393,073)
           (amortized cost $12,000,000) (b)         5.50       12,000,000

           STATE STREET BANK AND TRUST CO.
  10,200   5.27%, dated 4/30/97, due
           5/01/97 in the amount of
           $10,201,493 (cost $10,200,000;
           collateralized by $8,730,000
           US T-Note, 8.875%, 8/15/20,
           value $10,469,828)
           (amortized cost $10,200,000)             5.27       10,200,000

           UBS SECURITIES, INC.
   3,000   5.53%, dated 4/08/97, due
           5/07/97 in the amount of
           $3,013,364 (cost $3,000,000;
           collateralized by $3,231,000
           FN 361936, 7.50%, 9/01/26,
           value $3,191,616)
           (amortized cost $3,000,000) (b)          5.53        3,000,000

           UBS SECURITIES, INC.
   4,000   5.55%, dated 4/30/97, due
           5/01/97 in the amount of
           $4,000,617 (cost $4,000,000;
           collateralized by $4,277,000
           FHG 00647, 7.00%, 1/01/27,
           value $4,079,275)
           (amortized cost $4,000,000)              5.55        4,000,000

           UBS SECURITIES, INC.
   5,000   5.62%, dated 4/29/97, due
           7/30/97 in the amount of
           $5,071,811 (cost $5,000,000;
           collateralized by $5,242,000
           FN 361936, 7.50%, 9/01/26,
           value $5,182,968)
           (amortized cost $5,000,000) (b)          5.62        5,000,000

           UBS SECURITIES, INC.
   4,000   5.65%, dated 4/17/97, due
           7/16/97 in the amount of
           $4,056,500 (cost $4,000,000;
           collateralized by $4,304,000
           FHG 00647, 7.00%, 1/01/27,
           value $4,145,207)
           (amortized cost $4,000,000) (b)          5.65        4,000,000
           Total Repurchase Agreements
           (amortized cost $153,200,000)                      153,200,000

           TOTAL INVESTMENTS-99.7%
           (amortized cost $325,462,985)                      325,462,985
           Other assets less liabilities-0.3%                   1,056,723

           NET ASSETS-100%
           (offering and redemption price
           of $1.00 per share; 326,651,057
           shares outstanding)                               $326,519,708


See Glossary of Terms on page 13.
See notes to financial statements.


6



PORTFOLIO OF INVESTMENTS
APRIL 30, 1997                  ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD          VALUE
--------------------------------------------------------------------------
           MUNICIPAL BONDS-65.3%
           ALABAMA-2.8%
           ARAB IDB
           (SCI Manufacturing Inc.)
           Series '89 VRDN (c)
$    150   8/01/00                                  4.70%    $    150,000
           HUNTSVILLE IDA
           (Seiki USA Project)
           Series '88 AMT
           VRDN (c)
   5,000   9/01/98                                  4.88        5,000,000
                                                             -------------
                                                                5,150,000

           ALASKA-1.1%
           ALASKA IDR
           (American President Lines) Series '91
           VRDN (c)
   1,945   11/01/09                                 4.30        1,945,000

           ARIZONA-0.2%
           CHANDLER IDA
           (Parsons Municipal Services Inc.)
           Series '83
           VRDN (c)
     400   12/15/09                                 3.75          400,000

           CALIFORNIA-9.2%
           ALAMEDA COUNTY TRAN
           BOARD OF EDUCATION
           Series '96
   3,640   7/01/97                                  4.03        3,642,721
           CALIFORNIA COMMUNITY
           COLLEGE TRAN FSA
           Series A
   2,500   7/02/97                                  3.90        2,502,996
           CALIFORNIA HIGHER EDUCATION
           STUDENT LOAN REV.
           Series D-2 Putable
   5,000   7/01/97                                  3.95        5,000,000
           LOS ANGELES COUNTY TRAN
           LOCAL FSA EDUCATIONAL AGENCY
   1,600   6/30/97                                  4.05        1,601,758
           SOUTH COAST TRAN
           LOCAL AGENCY POOLED
           Loan Series '96A
   4,000   6/30/97                                  4.07        4,004,291
                                                             -------------
                                                               16,751,766

           CONNECTICUT-1.5%
           CONNECTICUT DEV. AUTH. PCR
           (Connecticut Light & Power Co. Project)
           Series '93A VRDN (c)
   2,800   9/01/28                                  4.50        2,800,000

           DELAWARE-1.4%
           DELAWARE ECON. DEV. AUTH.
           (Delmarva Power & Light) Series '93C
           VRDN (c)
   2,500   10/01/28                                 4.55        2,500,000

           DISTRICT OF COLUMBIA-2.7%
           DISTRICT OF COLUMBIA GO
           Series B-1 AMBAC
   1,030   6/01/97                                  3.75        1,030,378
           DISTRICT OF COLUMBIA HFA MFHR
           (McLean Apts.)
           Series '85A VRDN (c)
   2,000   12/01/05                                 4.70        2,000,000
           DISTRICT OF COLUMBIA SFHR
           Series C Putable AMT
   2,000   12/01/97                                 3.90        2,000,000
                                                             -------------
                                                                5,030,378

           GEORGIA-2.7%
           CARTERSVILLE ECON. DEV.
           (Sekisui Jushi America)
           Series '92 VRDN (c)
     300   6/01/12                                  4.40          300,000
           COLLEGE PARK IDR
           (Wynefield 1 Project)
           AMT VRDN (c)
   1,700   12/01/16                                 3.85        1,700,000
           JACKSON COUNTY IDA
           (Mitsubishi Consumer Electronic)
           VRDN (c)
   3,000   12/01/15                                 5.00        3,000,000
                                                             -------------
                                                                5,000,000


7



PORTFOLIO OF INVESTMENTS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD          VALUE
--------------------------------------------------------------------------
           ILLINOIS-12.3%
           ELMHURST HOSPITAL REVENUE
           (Joint Comm. Health Org.) Series '88
           VRDN (c)
$ 16,300   7/01/18                                  4.75%    $ 16,300,000
           ILLINOIS DEV. FINANCE AUTH.
           (Akin Seed Project)
           AMT VRDN (c)
   1,000   11/01/04                                 4.95        1,000,000
           ILLINOIS DEV. FINANCE AUTH.
           (U.G.N. Inc. Project)
           Series '86 AMT
           VRDN (c)
   3,500   9/15/11                                  4.40        3,500,000
           VERNON HILLS IDR
           (Kinder Care Center)
           VRDN (c)
     550   2/01/01                                  4.75          550,000
           WEST CHICAGO IDR
           (Acme Printing Co.)
           Series '89 AMT
           VRDN (c)
   1,100   5/01/99                                  4.53        1,100,000
                                                             -------------
                                                               22,450,000

           INDIANA-1.4%
           PORTAGE ECON. DEV. MFHR
           (Pedcor Inv. Apts. Project)
           Series '95A
           AMT VRDN (c)
     600   8/01/30                                  4.70          600,000
           SEYMOUR ECON. DEV.
           (Kobelco Metal Powder Co. Project)
           Series '87 AMT
           VRDN (c)
   2,000   12/01/97                                 4.40        2,000,000
                                                             -------------
                                                                2,600,000

           KANSAS-1.9%
           WICHITA COUNTY
           (CSJ Health Systems Project)
           Series XXV '85
           VRDN (c)
   3,400   10/01/11                                 4.70        3,400,000

           KENTUCKY-0.2%
           BOONE COUNTY
           (Cincinnati Gas & Elec. Co.)
           Series '85A
           VRDN (c)
     295   8/01/13                                  3.65          295,000
           MAINE-1.1%
           MAINE FINANCE AUTH.
           (Barber Foods Inc.)
           Series '90B AMT
           VRDN (c)
   2,050   12/01/06                                 4.80        2,050,000

           MICHIGAN-0.4%
           MICHIGAN HDA MFHR
           (Woodland Meadows Apts.)
           AMT VRDN (c)
     400   3/01/13                                  4.60          400,000
           MICHIGAN JOB DEV. AUTH.
           (Kentwood Residence Assoc.)
           Series '84
           VRDN (c)
     300   11/01/14                                 3.60          300,000
                                                             -------------
                                                                  700,000

           MINNESOTA-0.3%
           EDEN PRAIRIE IDA
           (Kinder Care Project)
           Series C VRDN (c)
     465   2/01/01                                  4.75          465,000

           MISSOURI-0.4%
           BLUE SPRINGS IDA
           (Kinder Care Project)
           Series C VRDN (c)
     540   2/01/01                                  4.75          540,000
           MISSOURI ECON. DEV. AUTH.
           (Plastic Enterprises)
           Series '90A AMT
           VRDN (c)
     135   9/01/05                                  4.75          135,000
                                                             -------------
                                                                  675,000

           NEW HAMPSHIRE-0.4%
           NEW HAMPSHIRE MUNI. BOND BANK
           Series D FSA
     760   1/15/98                                  4.04          767,090


8



                                ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD          VALUE
--------------------------------------------------------------------------
           NEW JERSEY-2.7%
           JERSEY CITY BAN
$  3,500   9/26/97                                  4.05%    $  3,506,134
           PLEASANTVILLE SCHOOL
           DISTRICT TEMPORARY NOTES
   1,500   8/28/97                                  4.00        1,501,170
                                                             -------------
                                                                5,007,304

           NORTH CAROLINA-0.8%
           LENOIR COUNTY IDR PCR
           (Carolina Energy Project)
           AMT VRDN (c)
   1,500   7/01/22                                  4.75        1,500,000

           OREGON-1.3%
           OREGON ECON. DEV.
           (Kyotaru Oregon Project) Series '89
           AMT VRDN (c)
   2,400   12/01/99                                 4.88        2,400,000

           PENNSYLVANIA-2.1%
           EMMAUS GENERAL AUTH. REV.
           Series '89F-06
           VRDN (c)
   1,200   3/01/24                                  4.60        1,200,000
           MONTGOMERY COUNTY IDA
           (Kinder Care Project)
           Series D VRDN (c)
     400   10/01/00                                 4.75          400,000
           PHILADELPHIA GO TRAN
           Series '96A
   2,000   6/30/97                                  3.95        2,001,737
           VENAGO IDR
           (Penzoil Co. Project) Series '82A
           VRDN (c)
     285   12/01/12                                 4.50          285,000
                                                             -------------
                                                                3,886,737

           SOUTH DAKOTA-1.1%
           SOUTH DAKOTA HFA SFMR
           (Homeownership Mortgage) Series F
   1,000   5/01/97                                  3.78        1,000,000
           SOUTH DAKOTA HFA SFMR
           (Homeownership Mortgage) Series G
   1,000   5/01/97                                  3.90        1,000,000
                                                             -------------
                                                                2,000,000

           TENNESSEE-3.8%
           DICKSON COUNTY IDA
           (Tennessee Bun Co. Project)
           Series '96
           AMT VRDN (c)
   2,000   7/01/06                                  4.75        2,000,000
           TENNESSEE HDA SFMR
           (Homeownership Program) Series
           '96-5 AMT
   5,000   8/21/97                                  4.00        5,000,397
                                                             -------------
                                                                7,000,397

           TEXAS-3.1%
           GREATER EAST TEXAS HIGHER EDUCATION
           STUDENT LOAN REV.
           Series '95A Putable AMT
   1,000   5/01/98                                  4.10        1,000,000
           TEXAS GO TRAN
           Series '96
   4,050   8/29/97                                  4.00        4,059,557
           TRINITY RIVER IDA
           (Radiation Sterilizers)
           Series A VRDN (c)
     150   11/01/05                                 3.75          150,000
           TRINITY RIVER IDA
           (Radiation Sterilizers)
           Series B VRDN (c)
     450   11/01/05                                 3.75          450,000
                                                             -------------
                                                                5,659,557

           UTAH-4.7%
           PROVO CITY HFA MFHR
           (Branbury Project)
           Series A VRDN (c)
   3,000   12/15/10                                 4.80        3,000,000


9



PORTFOLIO OF INVESTMENTS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD          VALUE
--------------------------------------------------------------------------
           UTAH HFA SFMR
           (Home Mortgage Rev.) Series '96-2
           VRDN (c)
$  3,500   7/01/16                                  4.60%    $  3,500,000
           UTAH STUDENT LOAN REV.
           Series O AMBAC
   2,000   5/01/98                                  3.95        2,014,506
                                                             -------------
                                                                8,514,506

           VERMONT-0.3%
           SWANTON VILLAGE ELECTRIC SYSTEM REV.
           MBIA
     185   12/01/97                                 4.10          187,953
           VERMONT STUDENT LOAN REV.
           Series '85 VRDN (c)
     430   1/01/04                                  3.65          430,000
                                                             -------------
                                                                  617,953

           VIRGINIA-4.1%
           CHESTERFIELD COUNTY IDR
           (Phillip Morris Co.) VRDN (c)
   7,500   4/01/09                                  4.75        7,500,000

           WASHINGTON-0.3%
           WASHINGTON STUDENT LOAN FINANCE
           (Third Program) Series B AMT
           VRDN (c)
     500   12/01/02                                 4.70          500,000

           WISCONSIN-1.0%
           WAUSAU PCR
           (Minnesota Mining & Manufacturing)
           VRDN (c)
   1,600   8/01/17                                  4.86        1,600,000
     300   12/01/01                                 4.86          300,000
                                                             -------------
                                                                1,900,000

           Total Municipal Bonds
           (amortized cost $119,465,688)                      119,465,688

           COMMERCIAL PAPER-11.8%
           ARIZONA-1.5%
           MARICOPA COUNTY PCR
           (So. California Edison Project)
           Series F
   2,700   5/01/97                                  3.50        2,700,000

           FLORIDA-1.2%
           SUNSHINE STATE GOVERNMENT
           FINANCE AGENCY
           (Comm. Rev. Bonds) Series '86
   2,200   8/22/97                                  3.80        2,200,000

           ILLINOIS-1.1%
           ILLINOIS EDUCATIONAL FACILITIES AUTH.
           (Pooled Financing Program)
   2,000   8/20/97                                  3.80        2,000,000

           INDIANA-0.6%
           MOUNT VERNON PCR
           (General Electric Co. Project)
           Series '89A
   1,100   8/20/97                                  3.80        1,100,000

           KANSAS-0.5%
           BURLINGTON PCR
           (Kansas City Power & Light Co.)
           Series '87A
   1,000   8/14/97                                  3.80        1,000,000

           MICHIGAN-4.4%
           DELTA COUNTY ECON. DEV. AUTH.
           (Mead Paper Corp.) Series A
   1,500   7/22/97                                  3.80        1,500,000
           DELTA COUNTY ECON. DEV. AUTH.
           (Mead Paper Corp.) Series B
   4,040   7/22/97                                  3.80        4,040,000
           MICHIGAN BUILDING AUTH.
   2,500   5/01/97                                  3.50        2,500,000
                                                             -------------
                                                                8,040,000


10



                                ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD          VALUE
--------------------------------------------------------------------------
           NORTH CAROLINA-0.8%
           NORTH CAROLINA MUNICIPAL POWER AGENCY
           (Catawba Project #1)
$  1,500   8/21/97                                  3.80%    $  1,500,000

           TEXAS-1.1%
           DALLAS AREA RAPID TRANSIT
           Sales Series A
   2,000   8/20/97                                  3.80        2,000,000

           WYOMING-0.6%
           LINCOLN COUNTY PCR
           (PacifiCorp Project)
           Series '91
   1,100   8/14/97                                  3.80        1,100,000
           Total Commercial Paper
           (amortized cost $21,639,649)                        21,640,000

           TOTAL INVESTMENTS-77.1%
           (amortized cost $141,105,337)                     $141,105,688
           Other assets less liabilities-22.9%                 41,959,257

           NET ASSETS-100%
           (offering and redemption price of
           $1.00 per share; 183,148,257 shares
           outstanding)                                      $183,064,945


#    All securities either mature or their interest rate changes in one year or less.

     See Glossary of Terms on page 13.
     See notes to financial statements.


11



PORTFOLIO OF INVESTMENTS
APRIL 30, 1997                     ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------
           COMMERCIAL PAPER-52.2%
           AGA CAPITAL, INC.
$  4,000   5/20/97 (a)                              5.55%    $  3,988,283
           ALLIANZ OF AMERICA FINANCE CORP.
   2,000   7/10/97 (a)                              5.65        1,978,028
   1,000   7/21/97 (a)                              5.67          987,242
           ASSOCIATES CORP. OF NORTH AMERICA
   8,000   6/27/97                                  5.72        7,927,547
           BANCA CRT FINANCIAL CORP.
   4,000   5/22/97                                  5.53        3,987,097
           BIL NORTH AMERICA, INC.
   5,000   8/18/97                                  5.29        4,919,915
   3,000   5/16/97                                  5.52        2,993,100
           CAISSE CENTRALE JARDINS DU QUEBEC
   7,379   5/08/97                                  5.50        7,371,109
           CHIAO TUNG BANK CO., LTD.
   2,000   8/26/97                                  5.33        1,965,355
           CREGEM NORTH AMERICA, INC.
   7,000   6/26/97                                  5.29        6,942,398
   3,000   6/18/97                                  5.33        2,978,680
           CS FIRST BOSTON, INC.
   3,000   8/19/97                                  5.40        2,950,500
   1,000   7/01/97                                  5.62          990,477
   1,000   10/08/97                                 5.70          974,667
           EMBARCADERO CENTER VENTURE (FOUR)
   3,000   6/04/97                                  5.72        2,983,793
           GLENCORE FINANCE LTD.
   1,000   8/25/97                                  5.43          982,503
           IMI FUNDING CORP. (USA)
   5,000   5/22/97                                  5.52        4,983,900
           INDUSTRIAL BANK OF KOREA
   2,000   6/23/97                                  5.62        1,983,452
   6,000   7/17/97                                  5.70        5,926,850
           KOREAN DEVELOPMENT BANK
   2,000   5/27/97                                  5.60        1,991,911
           MERRILL LYNCH & CO., INC.
   1,000   1/14/98                                  5.85          958,075
           MITSUBISHI MOTORS CREDIT
   7,000   5/23/97                                  5.58        6,976,130
           PHH CORP.
   4,000   5/21/97                                  5.52        3,987,733
           UNI FUNDING, INC.
   2,000   6/30/97                                  5.62        1,981,267
           VENANTIUS AB
   8,000   5/07/97                                  5.50        7,992,667
           Total Commercial Paper
           (amortized cost $91,702,679)                        91,702,679

           U.S. GOVERNMENT & AGENCY
           OBLIGATIONS-32.6%
           FEDERAL FARM CREDIT BANK
   2,500   5.26%, 5/20/97 FRN                       5.38        2,499,848
   7,500   5.73%, 6/26/97 FRN                       5.78        7,499,448
           FEDERAL HOME LOAN BANK
   5,000   5.35%, 12/04/97 FRN                      5.44        4,997,556
   3,000   5.87%, 1/30/98                           5.87        3,000,000
           FEDERAL NATIONAL MORTGAGE ASSN.
   2,000   5.39%, 7/17/97                           5.39        2,000,000
   5,000   5.78%, 6/11/97 FRN                       5.83        4,999,728
   5,000   5.94%, 10/15/97 FRN                      5.93        5,000,259
           STUDENT LOAN MARKETING ASSN.
   2,500   5.55%, 9/03/97 FRN                       5.61        2,499,504
  22,300   5.71%, 11/20/97 FRN                      5.65       22,307,219
   2,500   5.87%, 6/30/97 FRN                       5.86        2,500,236
           Total U.S. Government & Agency
           Obligations
           (amortized cost $57,303,798)                        57,303,798

           CORPORATE OBLIGATIONS-8.6%
           ABBEY NATIONAL TREASURY SERVICES
   3,000   5.56%, 5/16/97 FRN                       5.62        2,999,927
           GENERAL ELECTRIC CAPITAL CORP.
   2,000   5.75%, 1/05/98 FRN                       5.75        2,000,000
           MERRILL LYNCH & CO.
   2,000   5.66%, 3/16/98                           5.73        1,999,833


12



                                   ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------
           SALTS II CAYMAN ISLANDS CORP. (A)
$  8,000   5.61%, 6/19/97                           5.61%    $  8,000,000
           Total Corporate Obligations
           (amortized cost $14,999,760)                        14,999,760

           CERTIFICATES OF DEPOSIT-3.4%
           BANK OF TOKYO
   1,000   5.80%, 7/08/97                           5.80        1,000,000
           CARIPLO FINANCE, INC.
   1,000   5.75%, 7/17/97                           5.74        1,000,021
           DAI ICHI KANGYO BANK LTD.
   3,000   5.53%, 5/14/97                           5.53        2,999,983
           HESSISCHE LANDESBANK
   1,000   6.13%, 4/07/98                           6.25          998,931
           Total Certificates of Deposit
           (amortized cost $5,998,935)                          5,998,935

           PROMISSORY NOTE-2.3%
           GOLDMAN SACHS GROUP L.P.
   4,000   5.69%, 10/14/97 FRN
           (cost $4,000,000)                        5.69        4,000,000

           TIME DEPOSIT-1.0%
           REPUBLIC NATIONAL BANK
   1,800   5.63%, 5/01/97
           (cost $1,800,000)                        5.63        1,800,000

           TOTAL INVESTMENTS-100.1%
           (amortized cost $175,805,172)                      175,805,172
           Other assets less liabilities-(0.1%)                  (124,009)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           175,738,130 shares outstanding)                   $175,681,163


(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1997, these securities amounted to $82,892,585, representing 9.6% of net assets on the Prime Portfolio, and $14,953,553, representing 8.5% of net assets on Trust Portfolio.

(b)  Repurchase agreements which are terminable within 7 days.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC  American Municipal Bond Assurance Corporation
     AMT    Alternative Minimum Tax
     BAN    Bond Anticipation Note
     FRN    Floating Rate Note
     FSA    Financial Security Assurance, Inc.
     GO     General Obligation
     HDA    Housing Development Authority
     HFA    Housing Finance Agency/Authority
     IDA    Industrial Development Authority
     IDB    Industrial Development Board
     IDR    Industrial Development Revenue
     MBIA   Municipal Bond Investors Assurance
     MFHR   Multi-Family Housing Revenue
     PCR    Pollution Control Revenue
     SFHR   Single Family Housing Revenue
     SFMR   Single Family Mortgage Revenue
     TRAN   Tax & Revenue Anticipation Note

     See notes to financial statements.


13



STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997                                       ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                            PRIME        GOVERNMENT     TAX-FREE         TRUST
                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                        -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at
    value (cost $864,660,988,
    $325,462,985, $141,105,337,
    $175,805,172, respectively)         $864,660,988   $325,462,985   $141,105,688   $175,805,172
  Cash                                            -0-            -0-     2,285,418         89,537
  Interest receivable                      2,868,492      1,108,688      1,550,683        854,771
  Receivable for investments sold                 -0-            -0-    39,354,888             -0-
  Receivable for fund shares sold                 -0-            -0-            -0-           248
  Receivable due from Adviser                     -0-        14,210             -0-            -0-
  Total assets                           867,529,480    326,585,883    184,296,677    176,749,728

LIABILITIES
  Due to custodian                             3,690         11,150             -0-            -0-
  Payable for fund shares repurchased          3,568             -0-            -0-           317
  Advisory fee payable                           782             -0-         3,127         62,397
  Payable for investments purchased               -0-            -0-     1,188,463        958,075
  Accrued expenses                           182,085         55,025         40,142         47,776
  Total liabilities                          190,125         66,175      1,231,732      1,068,565

NET ASSETS                              $867,339,355   $326,519,708   $183,064,945   $175,681,163

COMPOSITION OF NET ASSETS
  Capital shares                        $867,523,159   $326,651,057   $183,148,257   $175,738,130
  Accumulated net realized loss on
    investments                             (183,804)      (131,349)       (83,663)       (56,967)
  Net unrealized appreciation of
    investments                                   -0-            -0-           351             -0-
                                        $867,339,355   $326,519,708   $183,064,945   $175,681,163


See notes to financial statements.


14



STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1997                            ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

<CAPTION
                                             PRIME       GOVERNMENT      TAX-FREE         TRUST
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                         ------------   ------------   ------------   ------------
INVESTMENT INCOME
  Interest                               $41,610,016    $10,564,511    $ 7,490,721    $10,692,908

EXPENSES
  Advisory fee (Note B)                    1,509,130        389,803        409,348        886,804
  Registration                               425,097        154,933        106,408        101,201
  Custodian                                  154,937         77,854         93,135         73,744
  Audit and legal                             33,353         15,798         19,037         14,988
  Transfer agency                             24,226         23,771         20,534         22,867
  Printing                                     5,788          4,056          3,634          8,703
  Directors' fees                              5,525          5,525          5,525          5,525
  Amortization of organization
    expenses                                      -0-         2,076          2,076             -0-
  Miscellaneous                               12,866          5,884          7,527          9,765
  Total expenses                           2,170,922        679,700        667,224      1,123,597
  Less: expense reimbursement               (661,792)      (289,896)      (257,876)      (144,572)
  Net expenses                             1,509,130        389,804        409,348        979,025
  Net investment income                   40,100,886     10,174,707      7,081,373      9,713,883

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investment transactions                    1,928         (2,140)           (90)        (4,087)
  Net change in unrealized
    appreciation of investments                   -0-            -0-           229             -0-
  Net gain (loss) on investments               1,928         (2,140)           139         (4,087)

NET INCREASE IN NET ASSETS FROM
OPERATIONS                               $40,102,814    $10,172,567     $7,081,512     $9,709,796


See notes to financial statements.


15



STATEMENT OF CHANGES IN NET ASSETS                   ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                                  PRIME PORTFOLIO          GOVERNMENT PORTFOLIO
                                                         ----------------------------  ----------------------------
                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                         APRIL 30,1997  APRIL 30,1996  APRIL 30,1997  APRIL 30,1996
                                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                  $ 40,100,886   $ 18,016,970   $ 10,174,707   $  8,116,764
  Net realized gain (loss) on investment transactions           1,928        (67,682)        (2,140)       (44,374)
  Net change in unrealized appreciation of investments             -0-            -0-            -0-            -0-
  Net increase in net assets from operations               40,102,814     17,949,288     10,172,567      8,072,390

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                   (40,100,886)   (18,016,970)   (10,174,707)    (8,116,764)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                                 374,018,204    295,597,513    175,705,670     46,450,680
  Total increase (decrease)                               374,020,132    295,529,831    175,703,530     46,406,306

NET ASSETS
  Beginning of year                                       493,319,223    197,789,392    150,816,178    104,409,872
  End of year                                            $867,339,355   $493,319,223   $326,519,708   $150,816,178


See notes to financial statements.


16



                                                    ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                               TAX-FREE PORTFOLIO               TRUST PORTFOLIO
                                                         ----------------------------  ----------------------------
                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                         APRIL 30,1997  APRIL 30,1996  APRIL 30,1997  APRIL 30,1996
                                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                  $  7,081,373   $  3,429,135   $  9,713,883   $  8,045,961
  Net realized gain (loss) on investment transactions             (90)       (66,276)        (4,087)       (32,758)
  Net change in unrealized appreciation of investments            229            (44)            -0-            -0-
  Net increase in net assets from operations                7,081,512      3,362,815      9,709,796      8,013,203

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                    (7,081,373)    (3,429,135)    (9,713,883)    (8,045,961)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                                    (546,863)   148,180,832      5,619,828     60,921,819
  Total increase (decrease)                                  (546,724)   148,114,512      5,615,741     60,889,061

NET ASSETS
  Beginning of year                                       183,611,669     35,497,157    170,065,422    109,176,361
  End of year                                             183,064,945   $183,611,669   $175,681,163   $170,065,422


17



NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997                                       ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
ACM Institutional Reserves, Inc. (the "Fund") is an open-end investment company registered under the Investment Company Act of 1940. The Fund operates as a series company currently consisting of four Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio and Trust Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gain.

2. ORGANIZATION EXPENSES
The organization expenses of the Fund were being amortized against income on a straight-line basis through August 1996 on the Government and Tax-Free Portfolios.

3. TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near calendar year end. Dividends paid by Tax-Free Portfolio from net investment income for the year ended April 30, 1997 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax
(AMT).

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .20 of 1% of average daily net assets for the Prime, Government and Tax-Free Portfolios and .45 of 1% of average daily net assets for the Trust Portfolio. The Adviser has agreed to reimburse the Prime, Government and Tax-Free Portfolios to the extent that their annual aggregate operating expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed .20 of 1% of their average daily net assets for any fiscal year, and with respect to the Trust Portfolio, from May 1, 1996 to April 6, 1997 for expenses exceeding .50 of 1% of its average daily net assets and from April 7, 1997 to April 30, 1997 for expenses exceeding .45 of 1% of its average daily net assets. For the year ended April 30, 1997, reimbursement was $661,792, $289,896, $257,876 and $144,572 for the Prime, Government,
Tax-Free and Trust Portfolios, respectively. The Prime, Government, Tax-Free and Trust Portfolios compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free and Trust Portfolios, for the year ended April 30, 1997, was approximately $18,000 per Portfolio.


18



                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

NOTE C: INVESTMENT TRANSACTIONS
At April 30, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all portfolios. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future capital gains at April 30, 1997 of $183,804, of which $2,984 expires in 2000, $6,777 in 2001, $29,045 in 2002,
$77,316 in 2003 and $67,682 in the year 2004; the Government Portfolio had a capital loss carryforward of $131,349, of which $1,340 expires in 2000, $9,174 in 2001, $51,091 in 2002, $23,230 in 2003, $44,374 in 2004 and $2,140 in the
year 2005; the Tax-Free Portfolio had a capital loss carryforward of $83,663, of which $87 expires in 2000, $6,191 in 2002, $11,019 in 2003 and $66,276 in
2004 and $90 in the year 2005; and the Trust Portfolio had a capital loss carryforward of $56,967, of which $3,347 expires in 2002, $16,775 in 2003, $32,758 in 2004 and $4,087 in the year 2005.

NOTE D: CAPITAL STOCK
There are 1,000,000,000 shares of $.01 par value capital stock authorized. At April 30, 1997, capital paid-in aggregated $867,523,159 on Prime Portfolio, $326,651,057 on Government Portfolio, $183,148,257 on Tax-Free Portfolio, and $175,738,130 on Trust Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                YEAR ENDED         YEAR ENDED
                                              APRIL 30, 1997     APRIL 30, 1996
                                             ----------------   ---------------
PRIME PORTFOLIO
Shares sold                                   12,695,838,675     4,839,076,341
Shares issued on reinvestments of dividends       40,100,886        18,016,970
Shares redeemed                              (12,361,921,357)   (4,561,495,798)
Net increase                                     374,018,204       295,597,513


                                                YEAR ENDED         YEAR ENDED
                                              APRIL 30, 1997     APRIL 30, 1996
                                             ----------------   ---------------
GOVERNMENT PORTFOLIO
Shares sold                                    1,074,902,562     1,212,530,228
Shares issued on reinvestments of dividends       10,174,707         8,116,764
Shares redeemed                                 (909,371,599)   (1,174,196,312)
Net increase                                     175,705,670        46,450,680


                                                YEAR ENDED         YEAR ENDED
                                              APRIL 30, 1997     APRIL 30, 1996
                                             ----------------   ---------------
TAX-FREE PORTFOLIO
Shares sold                                    1,486,189,526     1,044,165,922
Shares issued on reinvestments of dividends        7,081,373         3,429,135
Shares redeemed                               (1,493,817,762)     (899,414,225)
Net increase (decrease)                             (546,863)      148,180,832


19



NOTES TO FINANCIAL STATEMENTS (CONTINUED)            ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                YEAR ENDED         YEAR ENDED
                                              APRIL 30, 1997     APRIL 30, 1996
                                             ----------------   ---------------
TRUST PORTFOLIO
Shares sold                                    1,074,544,780       989,948,926
Shares issued on reinvestments of dividends        9,713,883         8,045,961
Shares redeemed                               (1,078,638,835)     (937,073,068)
Net increase                                       5,619,828        60,921,819


20



FINANCIAL HIGHLIGHTS                                 ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                 PRIME PORTFOLIO
                                               ------------------------------------------------
                                                               YEAR ENDED APRIL 30,
                                               ------------------------------------------------
                                                  1997      1996      1995      1994      1993
                                               --------  --------  --------  --------  --------
Net asset value, beginning of year             $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0530     .0560     .0502     .0325     .0353

LESS: DISTRIBUTIONS
Dividends from net investment income            (.0530)   (.0560)   (.0502)   (.0325)   (.0353)
Net asset value, end of year                   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

TOTAL RETURNS
Total investment return based on
  net asset value (a)                             5.44%     5.76%     5.15%     3.30%     3.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $867.3    $493.3    $197.8    $108.1     $64.3
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements      .20%      .20%      .20%      .20%      .18%
  Expenses, before waivers and reimbursements      .29%      .32%      .36%      .42%      .54%
  Net investment income (b)                       5.31%     5.54%     5.24%     3.25%     3.42%


                                                               GOVERNMENT PORTFOLIO
                                               ------------------------------------------------
                                                               YEAR ENDED APRIL 30,
                                               ------------------------------------------------
                                                  1997      1996      1995      1994      1993
                                               --------  --------  --------  --------  --------
Net asset value, beginning of year             $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0519     .0552     .0493     .0315     .0339

LESS: DISTRIBUTIONS
Dividends from net investment income            (.0519)   (.0552)   (.0493)   (.0315)   (.0339)
Net asset value, end of year                   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                                 5.33%     5.67%     5.06%     3.20%     3.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $326.5    $150.8    $104.4     $76.6     $73.2
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements      .20%      .20%      .20%      .20%      .18%
  Expenses, before waivers and reimbursements      .35%      .36%      .38%      .36%      .49%
  Net investment income (b)                       5.22%     5.50%     4.94%     3.15%     3.30%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends at net asset value during the year and redemption on the last day of the year.

(b)  Net of expenses reimbursed or waived by the Adviser.


21



FINANCIAL HIGHLIGHTS (CONTINUED)                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                TAX-FREE PORTFOLIO
                                               ------------------------------------------------
                                                               YEAR ENDED APRIL 30,
                                               ------------------------------------------------
                                                  1997      1996      1995      1994      1993
                                               --------  --------  --------  --------  --------
Net asset value, beginning of year             $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0347     .0372     .0326     .0240     .0287
Net unrealized loss on investments                  -0-       -0-  (0.0048)       -0-       -0-
Net increase in net asset value from
  operations                                     .0347     .0372     .0278     .0240     .0287

LESS: DISTRIBUTIONS
Dividends from net investment income            (.0347)   (.0372)   (.0326)   (.0240)   (.0287)

ADD: CAPITAL CONTRIBUTION
Capital Contributed by the Adviser                  -0-       -0-   0.0048        -0-       -0-
Net asset value, end of year                   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                                 3.53%     3.79%     3.31%(b)  2.43%     2.92%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $183.1    $183.6     $35.5     $35.6     $40.9
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements      .20%      .20%      .20%      .20%      .18%
  Expenses, before waivers and reimbursements      .33%      .48%      .76%      .69%      .95%
  Net investment income (c)                       3.46%     3.73%     3.31%     2.40%     2.73%


                                                                 TRUST PORTFOLIO
                                               ---------------------------------------------------
                                                                                      NOVEMBER 16,
                                                                                         1992 (D)
                                                       YEAR ENDED APRIL 30,              THROUGH
                                               --------------------------------------   APRIL 30,
                                                  1997      1996      1995      1994      1993
                                               --------  --------  --------  --------  -----------
Net asset value, beginning of period           $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0492     .0527     .0479     .0309     .0144

LESS: DISTRIBUTIONS
Dividends from net investment income            (.0492)   (.0527)   (.0479)   (.0309)   (.0144)
Net asset value, end of period                 $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                                 5.04%     5.41%     4.91%     3.14%     3.21%(e)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $175.7    $170.1    $109.2     $36.8      $5.3
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements      .50%      .50%      .49%      .14%       -0-
  Expenses, before waivers and reimbursements      .57%      .60%      .75%     1.23%      .45%(e)
  Net investment income (c)                       4.93%     5.28%     5.31%     3.15%     3.17%(e)


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.

(b) Capital contributed by the Adviser had no material effect on net asset value, and therefore, no effect on total return.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d)  Commencement of operations.

(e)  Annualized.


22

________________________________________________________________

                            APPENDIX
                COMMERCIAL PAPER AND BOND RATINGS
________________________________________________________________

Municipal and Corporate Bonds

         The two higher ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa an Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

         The two highest ratings of Standard & Poor's for municipal and corporate bonds AAA and AA. Bonds rated AAA have the highest rating assigned by Standard & Poor's to debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or Minus (-) sign to show relative standing within rating category.

Short-Term Municipal Securities

         Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

         Standard & Poor's highest rating for short-term municipal loans is SP-1. Standard & Poor's stated that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation. Issues rate SP-2 have satisfactory capacity to pay principal and interest.

Other Municipal Securities and Commercial Paper

         "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by Standard & Poor's (Standard & Poor's does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of "Prime", while Standard & Poor's uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow an asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rates "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

                          PART C
                     OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

(a)      Financial Statements

         Included in the Prospectus:
              Financial Highlights

         Included in Registrant's Statement of Additional Information filed herewith:
         (1)  Portfolio of Investments for fiscal year ended
              April 30, 1997.
         (2) Statement of Assets and Liabilities for fiscal year ended April 30, 1997.
         (3)  Statement of Operations for fiscal year ended
              April 30, 1997.
         (4) Statement of Changes in Net Assets for fiscal years ended April 30, 1997 and April 30, 1996.
         (5)  Notes to Financial Statements April 30, 1997.
         (6)  Report of Independent Auditors.

(b)      Exhibits

         (1)(a)    Articles of Incorporation-Certificate of
                   Correction - Filed herewith.

            (b)    Articles Supplementary - Filed herewith.

         (2)       By-Laws - Amended and Restated - Filed
                   herewith.
         (3)       Not applicable.

         (4)       Specimen of Stock Certificate -
                   Incorporated by reference to Exhibit 4 to Pre-Effective Amendment No. 2 to
                   Registrant's Registration Statement on
                   Form N-1A, filed on June 18, 1990.

         (5) Advisory Agreement between the Registrant and Alliance Capital Management L.P. -
                   Filed herewith.

         (6)       Distribution Agreement between the
                   Registrant and Alliance Fund
                   Distributors, Inc. - Filed herewith.

         (7)       Not applicable.

         (8) Custodian Contract between the Registrant and State Street Bank - Filed herewith.

         (9)       Transfer Agency Agreement between the
                   Registrant and Alliance Fund Services,
                   Inc. - Filed herewith.

         (10)(a) Opinion of Messrs. Seward & Kissel - Incorporated by reference to Exhibit 10(a) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on June 18, 1990.

            (b) Opinion of Messrs. Venable, Baetjer and Howard - Incorporated by reference to
                   Exhibit 10(b) to Pre-Effective Amendment
                   No. 2 to Registrant's Registration
                   Statement on Form N-1A, filed on June 18,
                   1990.

         (11)      Consent of Independent Auditors - Filed
                   herewith.

              (12)      Not applicable.

              (13)      Not applicable.

              (14)      Not applicable.

              (15)      Not applicable.

              (16)      Not applicable.


         Other Exhibits:

         Powers of Attorney of Messrs. Carifa, Foulk,
         Hodgson and White - Incorporated by Reference to
         Other Exhibits to Pre-Effective Amendment No. 1 to
         Registrant's Registration Statement on Form N-1A, filed on May 10, 1990.

         Powers of Attorney of Ms. Block and Messrs.
         Dievler, Dobkin, Hester and Michel - Incorporated by reference to Other Exhibits to Post-Effective
         Amendment No. 5 to Registrant's Registration
         Statement on Form N-1A, filed on July 16, 1992.

         Power of Attorney of Donald J. Robinson - Filed herewith.

ITEM 25. Persons Controlled by or under Common Control with Registrant.

         Registrant does not control any person.
         Information regarding the persons under common control with the Registrant is contained in Exhibit 22 to the Registration Statement on Form S-1 under the Securities Act of 1933 of The Equitable Holding Companies Incorporated (Registration No. 33-48115).

ITEM 26. Number of Holders of Securities.

                                  Number of Record Holders
         Title of Class           (as of August 15, 1997)

         Common Stock -
           Prime Portfolio                   1,703
         Common Stock -
           Government Portfolio                139
         Common Stock - Tax-Free
           Portfolio                           129
         Common Stock - Trust Portfolio      1,947

ITEM 27. Indemnification

         It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Articles EIGHTH and NINTH of Registrant's Articles of Incorporation, filed as Exhibit 1, and Section 7 of the Distribution Services Agreement filed as
         Exhibit 6(a), all as set forth below. The liability of the Registrant's directors and officers is dealt with in Articles EIGHTH and NINTH of Registrant's Articles of Incorporation, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit 5 to this Registration Statement, as set forth below.

         Section 2-418 of the Maryland General Corporation
         Law reads as follows:

              "2-418  INDEMNIFICATION OF DIRECTORS,
              OFFICERS, EMPLOYEES AND AGENTS.--(a) In this section the following words have the meaning indicated.

              (1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

              (2)  "Corporation" includes any domestic or
         foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

              (3)  "Expenses" include attorney's fees.

              (4)  "Official capacity" means the following:

                   (i)  When used with respect to a
         director, the office of director in the
         corporation; and

                   (ii)  When used with respect to a person
         other than a director as contemplated in subsection
         (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                   (iii)  "Official capacity" does not
         include service for any other foreign or domestic corporation or any partnership, a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

              (6)  "Proceeding" means any threatened,
         pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

              (b)(1)  A corporation may indemnify any
         director made a party to any proceeding by reason of service in that capacity unless it is established that:

              (i)  The act or omission of the director was
         material to the matter giving rise to the proceeding; and

                   1.   Was committed in bad faith; or

                   2.   Was the result of active and
                        deliberate dishonesty; or

              (ii)  The director actually received an
         improper personal benefit in money, property, or services; or

              (iii)  In the case of any criminal proceeding,
         the director had reasonable cause to believe that the act or omission was unlawful.

              (2)  (i)  Indemnification may be against
         judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                   (ii)  However, if the proceeding was one
         by or in the right of the corporation,
         indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

              (3) (i) The termination of any proceeding by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                   (ii)  The termination of any proceeding
         by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

              (c)  A director may not be indemnified under
         subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

              (d)  Unless limited by the charter:

              (1)  A director who has been successful, on
         the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

              (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

              (i)  If it determines a director is entitled
         to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

              (ii)  If it determines that the director is
         fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

              (3)  A court of appropriate jurisdiction may
         be the same court in which the proceeding involving the director's liability took place.

              (e)(1)  Indemnification under subsection (b)
         of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

              (2)  Such determination shall be made:

              (i)  By the board of directors by a majority
         vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

              (ii) By special legal counsel selected by the board or a committee of the board by vote as set forth in subparagraph (I) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which director who are parties may participate; or

              (iii)     By the stockholders.

              (3)  Authorization of indemnification and
         determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible.
         However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

              (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

              (f)(1)  Reasonable expenses incurred by a
         director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

              (i) A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

              (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

              (2)  The undertaking required by subparagraph
         (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

              (3)  Payments under this subsection shall be
         made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

              (g)  The indemnification and advancement of
         expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

              (h)  This section does not limit the
         corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

              (i)  For purposes of this section:

              (1)  The corporation shall be deemed to have
         requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

              (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

              (3)  Action taken or omitted by the director
         with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

              (j)  Unless limited by the charter:

              (1)  An officer of the corporation shall be
         indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

              (2)  A corporation may indemnify and advance
         expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

              (3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

              (k)(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

              (2)  A corporation may provide similar
         protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

              (3)  The insurance or similar protection may
         be provided by a subsidiary or an affiliate of the corporation.

              (l)  Any indemnification of, or advance of
         expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting."

                   Articles EIGHTH and NINTH of the
         Registrant's Articles of Incorporation provide as follows:

EIGHTH: (a) To the full extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

         (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the full extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the full extent permitted by the Maryland General Corporation Law.

         (c) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         (d) References to the Maryland General Corporation Law in this Article are to that law as from time to time amended. No amendment to the Charter of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to the amendment."

NINTH: A director or officer of the Corporation, in his capacity as such director or officer, shall not be personally liable to the Corporation or its stockholders for monetary damages except for liability (i) to extent that it is proved that the person actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person's actions, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding; provided that nothing herein shall protect any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. If the Maryland General Corporation Law is amended to authorize corporate action further eliminating or limiting the personal liability of directors or officers, then the liability of the director or officer of the Corporation shall be eliminated to the fullest extent permitted by the Maryland General Corporation Law, as so amended. Any repeal or modification of this Article NINTH by the stockholders of the Corporation shall not adversely affect any right or protection of a director or officer of the Corporation existing at the time of such repeal or modification based on events or omissions prior thereto.

         The Advisory Agreement between the Registrant and
Alliance Capital Management L.P. provides that Alliance

Capital Management L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect Alliance Capital
Management L.P. against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of wilful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

         The Distribution Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

         The foregoing summaries are qualified by the entire text of Registrant's Articles of Incorporation, the Advisory Agreement between Registrant and Alliance Capital Management L.P. and the Distribution Agreement between Registrant and Alliance Fund Distributors, Inc. which are filed herewith as Exhibits 1, 5 and 6(a), respectively, in response to Item 24 and each of which are incorporated by reference herein.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officer and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI
Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management
L.P. Under this policy, outside trustees and directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 28. Business and Other Connections of Investment
         Adviser.

              The descriptions of Alliance Capital
         Management L.P. under the caption "The Adviser" in the Prospectus and "Management of the Fund" in the Prospectus and in the Statement of Additional
         Information constituting Parts A and B,
         respectively, of this Registration Statement are incorporated by reference herein.

              The information as to the directors and
         executive officers of Alliance Capital Management
         Corporation, the general partner of Alliance
         Capital Management L.P., set forth in Alliance
         Capital Management L.P.'s Form ADV filed with the
         Securities and Exchange Commission on April 21,
         1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

Item 29. Principal Underwriters

(a) Alliance Fund Distributors, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant, also acts as Principal Underwriter for the following registered investment companies:

         AFD Exchange Reserves
         Alliance All-Asia Investment Fund, Inc.
         Alliance Balanced Shares, Inc.
         Alliance Bond Fund, Inc.
         Alliance Capital Reserves
         Alliance Developing Markets Fund, Inc.
         Alliance Global Dollar Government Fund, Inc.
         Alliance Global Small Cap Fund, Inc.
         Alliance Global Strategic Income Trust, Inc.
         Alliance Government Reserves
         Alliance Greater China '97 Fund, Inc.
         Alliance Growth and Income Fund, Inc.
         Alliance High Yield Fund, Inc.
         Alliance Income Builder Fund, Inc.
         Alliance International Fund
         Alliance Limited Maturity Government Fund, Inc.
         Alliance Money Market Fund
         Alliance Mortgage Securities Income Fund, Inc.
         Alliance Multi-Market Strategy Trust, Inc.
         Alliance Municipal Income Fund, Inc.
         Alliance Municipal Income Fund II
         Alliance Municipal Trust
         Alliance New Europe Fund, Inc.
         Alliance North American Government Income
           Trust, Inc.
         Alliance Premier Growth Fund, Inc.
         Alliance Quasar Fund, Inc.
         Alliance Real Estate Investment Fund, Inc.
         Alliance/Regent Sector Opportunity Fund, Inc.
         Alliance Short-Term Multi-Market Trust, Inc.
         Alliance Technology Fund, Inc.
         Alliance Utility Income Fund, Inc.
         Alliance Variable Products Series Fund, Inc.
         Alliance World Income Trust, Inc.
         Alliance Worldwide Privatization Fund, Inc.
         Fiduciary Management Associates
         The Alliance Fund, Inc.
         The Alliance Portfolios

(b) The following are the Directors and Officers of Alliance Fund Distributors, Inc. the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

    Name                     Positions and Offices      Positions and Offices
                                With Underwriter            With Registrant

Michael J. Laughlin          Chairman

Robert L. Errico             President

Edmund P. Bergan, Jr.        Senior Vice President,     Secretary
                             Secretary & General
                             Counsel

James S. Comforti            Senior Vice President

James L. Cronin              Senior Vice President

Daniel J. Dart               Senior Vice President

Richard A. Davies            Senior Vice President,
                             Managing Director

Byron M. Davis               Senior Vice President

Anne S. Drennan              Senior Vice President
                               & Treasurer

Mark J. Dunbar               Senior Vice President

Bradley F. Hanson            Senior Vice President

Geoffrey L. Hyde             Senior Vice President

Robert H. Joseph, Jr.        Senior Vice President
                               & Chief Financial Officer

Richard E. Khaleel           Senior Vice President

Stephen R. Laut              Senior Vice President

Daniel D. McGinley           Senior Vice President

Ryne A. Nishimi              Senior Vice President

Antonios G. Poleonadkis      Senior Vice President

Robert E. Powers             Senior Vice President

Richard K. Saccullo          Senior Vice President

Gregory K. Shannahan         Senior Vice President

Joseph F. Sumanski           Senior Vice President

Peter J. Szabo               Senior Vice President

Nicholas K. Willett          Senior Vice President

Richard A. Winge             Senior Vice President

Jamie A. Atkinson            Vice President

Benji A. Baer                Vice President

Kenneth F. Barkoff           Vice President

Casimir F. Bolanowski        Vice President

Timothy W. Call              Vice President

Kevin T. Cannon              Vice President

John R. Carl                 Vice President

William W. Collins, Jr.      Vice President

Leo H. Cook                  Vice President

Richard W. Dabney            Vice President

John F. Dolan                Vice President

Sohaila S. Farsheed          Vice President

William C. Fisher            Vice President

Gerard J. Friscia            Vice President
                               & Controller

Andrew L. Gangolf            Vice President and         Assistant
                             Assistant General          Secretary
                             Counsel

Mark D. Gersten              Vice President             Treasurer and
                                                        Chief Financial
                                                        Officer

Joseph W. Gibson             Vice President

Charles M. Greenberg         Vice President

Alan Halfenger               Vice President

William B. Hanigan           Vice President

Daniel M. Hazard             Vice President

George R. Hrabovsky          Vice President

Valerie J. Hugo              Vice President

Scott Hutton                 Vice President

Thomas K. Intoccia           Vice President

Larry P. Johns               Vice President

Richard D. Keppler           Vice President

Gwenn M. Kessler             Vice President

Donna M. Lamback             Vice President

James M. Liptrot             Vice President

James P. Luisi               Vice President

Shawn P. McClain             Vice President

Christopher J.
MacDonald                    Vice President

Michael F. Mahoney           Vice President

Lori E. Master               Vice President

Shawn P. McClain             Vice President

Maura A. McGrath             Vice President

Thomas F. Monnerat           Vice President

Joanna D. Murray             Vice President

Jeanette M. Nardella         Vice President

Nicole Nolan-Koester         Vice President

John C. O'Connell            Vice President

John J. O'Connor             Vice President

Robert T. Pigozzi            Vice President

James J. Posch               Vice President

Domenick Pugliese            Vice President             Assistant
                             and Assistant              Secretary
                             General Counsel

Bruce W. Reitz               Vice President

Dennis A. Sanford            Vice President

Karen C. Satterberg          Vice President

Robert C. Schultz            Vice President

Raymond S. Sclafani          Vice President

Richard J. Sidell            Vice President

Andrew D. Strauss            Vice President

Michael J. Tobin             Vice President

Joseph T. Tocyloski          Vice President

Martha D. Volcker            Vice President

Patrick E. Walsh             Vice President

William C. White             Vice President

Emilie D. Wrapp              Vice President             Assistant
                             and Special Counsel        Secretary

Charles M. Barrett           Assistant Vice President

Robert F. Brendli            Assistant Vice President

Maria L. Carreras            Assistant Vice President

John W. Cronin               Assistant Vice President

John P. Chase                Assistant Vice President

Russell R. Corby             Assistant Vice President

Ralph A. DiMeglio            Assistant Vice President

Faith Dunn                   Assistant Vice President

John C. Endahl               Assistant Vice President

John E. English              Assistant Vice President

Duff C. Ferguson             Assistant Vice President

John Grambone                Assistant Vice President

Brian S. Hanigan             Assistant Vice President

James J. Hill                Assistant Vice President

Edward W. Kelly              Assistant Vice President

Michael Laino                Assistant Vice President

Nicholas J. Lapi             Assistant Vice President

Patrick Look                 Assistant Vice President
                             & Assistant Treasurer

Richard F. Meier             Assistant Vice President

Catherine N. Peterson        Assistant Vice President

Carol H. Rappa               Assistant Vice President

Clara Sierra                 Assistant Vice President

Vincent T. Strangio          Assistant Vice President

Wesley S. Williams           Assistant Vice President

Christopher J. Zingaro       Assistant Vice President

Mark R. Manley               Assistant Secretary


(c)      Not applicable.

ITEM 30. Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc. 500 Plaza Drive, Secaucus, New Jersey 07094 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 3l. Management Services.

         Not applicable.

ITEM 32. Undertakings.

         Subject to the terms and conditions of Section
15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

         The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                         SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of August, 1997.

                   ACM INSTITUTIONAL RESERVES, INC.

                   By   /s/  John D. Carifa
                        ___________________________
                             John D. Carifa
                             Chairman


         Pursuant to the requirements of the Securities Act of l933, as amended, this Amendment to the Registration
Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                    Title          Date

1)  Principal
    Executive Officer

    /s/  John D. Carifa      Chairman       August 28, 1997
    _____________________
         John D. Carifa

2)  Principal Financial and
    Accounting Officer

    /s/  Mark D. Gersten     Treasurer      August 28, 1997
    _____________________    and Chief
         Mark D. Gersten     Financial
         Officer

    All of the Directors:
    ____________________

    Ruth Block
    John D. Carifa
    David H. Dievler

    John H. Dobkin
    William H. Foulk, Jr.
    James M. Hester
    Clifford L. Michel
    Donald J. Robinson

By: /s/ Edmund P. Bergan, Jr.               August 28, 1997
    _______________________
    (Attorney-in-Fact)
    Edmund P. Bergan, Jr.

                     Index to Exhibits

                                                 Page

(1)(a)   Articles of Incorporation-Certificate of Correction
(1)(b)   Articles Supplementary

(2)      By-Laws-Amended and Restated

(5)      Advisory Agreement

(6)      Distribution Agreement

(8)      Custodian Contract

(9)      Transfer Agency Agreement

(11)     Consent of Independent Auditors


Other Exhibit

Power of Attorney
  Donald J. Robinson



























                           C-25
00250072.AL4